================================================================================

                                                       Registration Nos. 2-98326
                                                                        811-4323

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   ----------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]

               Pre-Effective Amendment No. ____                        [_]

               Post-Effective Amendment No. 55                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]

               Amendment No. 56                                        [X]
               (Check appropriate box or boxes.)

                                   ----------

                             CDC NVEST FUNDS TRUST I
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
          ------------------------------------------------------------
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 449-2801
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                                   ----------

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):
[_]  immediately upon filing pursuant to paragraph (b)
[X]  on February 1, 2004 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on _________ pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                     Part A

CDC Nvest Star Advisers Fund
CDC Nvest Star Small Cap Fund
CDC Nvest Star International Fund (formerly CDC Nvest Star Worldwide Fund) CDC Nvest Star Value Fund
CGM Advisor Targeted Equity Fund (formerly CDC Nvest Targeted Equity Fund) Westpeak Capital Growth Fund (formerly CDC Nvest Capital Growth Fund)

For CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star International Fund and CDC Nvest Star Value Fund, the CDC Nvest Star Funds Classes A, B, and C prospectus dated May 1, 2003, is incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File No: 002-98326; Accession No.:
0001169232-03-003280) as supplemented on June 20, 2003 (Accession No.:
0001127563-03-000126), July 21, 2003 (Accession No.: 0001127563-03-000161),
October 15, 2003 (Accession No.: 0001127563-03-000226), and December 19, 2003
(Accession No.: 0001127563-03-000272)

For CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star International Fund and CDC Nvest Star Value Fund, the CDC Nvest Star Funds Class Y prospectus dated May 1, 2003, is incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File No: 002-98326; Accession No.: 0001169232-03-003280) as
supplemented on June 20, 2003 (Accession No.: 0001127563-03-000126), July 21,
2003 (Accession No.: 0001127563-03-000161), and December 19, 2003 (Accession
No.: 0001127563-03-000272).

For CGM Advisor Targeted Equity Fund and Westpeak Capital Growth Fund Classes A, B and C prospectus dated May 1, 2003, is incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File No: 002-98326; Accession No.:
0001169232-03-003280) as supplemented on June 20, 2003 (Accession No.:
0001127563-03-000126), July 21, 2003 (Accession No.: 0001127563-03-000161), and
December 19, 2003 (Accession No.: 0001127563-03-000272).

For CGM Advisor Targeted Equity Fund and Westpeak Capital Growth Fund Class Y prospectus dated May 1, 2003, is incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File No: 002-98326; Accession No.: 0001169232-03-003280) as
supplemented on June 20, 2003 (Accession No.: 0001127563-03-000126) and July 21, 2003 (Accession No.: 0001127563-03-000161).

For the CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star International Fund and CDC Nvest Star Value Fund, the CDC Nvest Star Funds, the Annual Report to Shareholders of the CDC Nvest Star Funds for the fiscal year ended December 31, 2002 is incorporated by reference to Form N-30D of CDC Nvest Funds Trust I filed on February 28, 2003 (File No: 002-98326; Accession
No.: 0001047469-03-007269).

For the CGM Advisor Targeted Equity Fund and Westpeak Capital Growth Fund, the Annual Report to Shareholders of the CDC Nvest Equity Funds for the fiscal year ended December 31, 2002 is incorporated by reference to Form N-30D of CDC Nvest Funds Trust I filed on February 28, 2003 (File No: 002-98326; Accession No.:
0001047469-03-007269).

For the CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star International Fund and CDC Nvest Star Value Fund, the CDC Nvest Star Funds, the Semi-annual Report to Shareholders of the CDC Nvest Star Funds for the period ended June 30, 2003 is incorporated by reference to Item 1 to Form N-CSR of CDC Nvest Funds Trust I filed on August 28, 2003 (File No: 002-98326; Accession No.:0001193125-03-043190.

For the CGM Advisor Targeted Equity Fund and Westpeak Capital Growth Fund, the Semi-annual Report to Shareholders of the CDC Nvest Star Funds for the period ended June 30, 2003 is incorporated by reference to Item 1 to Form N-CSR of CDC Nvest Funds Trust I filed on August 28, 2003 (File No: 002-98326; Accession No.:0001193125-03-043190.

                          [LOGO] CDC NVEST FUNDS/SM/
                                 CDC IXIS Asset
                          Management Distributors



WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses..... Page 20

Management Team.......... Page 24

Fund Services............ Page 26

Financial Performance.... Page 40


  CDC Nvest Income Funds
[LOGO] LOOMIS SAYLES & Company L.P.

Loomis Sayles Core Plus Bond Fund
(formerly CDC Nvest Bond Income Fund)

Loomis Sayles Government Securities Fund

(formerly CDC Nvest Government Securities Fund)

Loomis Sayles High Income Fund
(formerly CDC Nvest High Income Fund)

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund


(formerly Loomis Sayles Limited Term U.S. Government Fund)


Loomis Sayles Strategic Income Fund
(formerly CDC Nvest Strategic Income Fund)
                                                                     Prospectus
                                                               February 1, 2004

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call CDC Nvest Funds.

CDC Nvest Funds
P.O. Box 219579, Kansas City, MO 64121-9579
800-225-5478
www.cdcnvestfunds.com

Table of Contents


Goals, Strategies & Risks
Loomis Sayles Core Plus Bond Fund..................... 2
Loomis Sayles Government Securities Fund.............. 5
Loomis Sayles High Income Fund........................ 8
Loomis Sayles Investment Grade Bond Fund............. 11
Loomis Sayles Limited Term Government and Agency Fund 14
Loomis Sayles Strategic Income Fund.................. 17
Fund Fees & Expenses
Fund Fees & Expenses................................. 20
More About Risk
More About Risk...................................... 22
Management Team
Meet the Funds' Investment Adviser................... 24
Meet the Funds' Portfolio Managers................... 25
Fund Services
Investing in the Funds............................... 26
How Sales Charges Are Calculated..................... 27
Ways to Reduce or Eliminate Sales Charges............ 29
It's Easy to Open an Account......................... 30
Buying Shares........................................ 31
Selling Shares....................................... 32
Selling Shares in Writing............................ 33
Exchanging Shares.................................... 34
Restrictions on Buying, Selling and Exchanging Shares 34
How Fund Shares Are Priced........................... 36
Dividends and Distributions.......................... 37
Tax Consequences..................................... 37
Compensation to Securities Dealers................... 38
Additional Investor Services......................... 39
Financial Performance
Financial Performance................................ 40
Glossary of Terms
Glossary of Terms.................................... 50


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Core Plus Bond Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Peter W. Palfrey and Richard G. Raczkowski

Category: Corporate Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFRX   NERBX   NECRX

 Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets in bond investments. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund will invest at least 80% of its assets in investment-grade bonds (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles) and will generally maintain an average effective maturity of ten years or less. The Fund may also purchase lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's, also known as "junk bonds").

Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:


(check mark) fixed charge coverage.


(check mark) the relationship between cash flows and debt service obligations.


(check mark) the experience and perceived strength of management.


(check mark) price responsiveness of the security to interest rate changes.


(check mark) earnings prospects.


(check mark) debt as a percentage of assets.


(check mark) borrowing requirements, debt maturity schedules and liquidation value.


In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher returns.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may also:
.. Invest in Rule 144A securities.
.. Invest in foreign securities, including those in emerging markets, and related currency hedging transactions.
.. Invest in mortgage-related securities.
.. Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.

--------------------------------------------------------------------------------
2

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

For additional information see the section entitled "More About Risk."
 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

              (total return)                                                  (up triangle) Highest Quarterly Return: Second
                                                                                            Quarter 1995, up 7.41%
 1994    1995    1996    1997    1998     1999    2000   2001    2002   2003  (down triangle) Lowest Quarterly Return: First
------  ------  -----   ------   -----   ------   -----  -----   -----  -----                 Quarter 1994, down 3.32%
-4.17%  20.77%  4.61%   11.05%   8.01%   -0.34%   7.39%  7.24%   2.84%  8.49%



--------------------------------------------------------------------------------
                                                                             3

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. They are also compared to the Lehman Brothers U.S. Credit Index, an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Brothers Aggregate Bond Index and Lehman Brothers U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                          Since Class C
Average Annual Total Returns                                                                Inception
(for the periods ended December 31, 2003)          Past 1 Year Past 5 Years Past 10 Years  (12/30/94)
Class A - Return Before Taxes                         3.63%       4.11%         5.91%            --
   Return After Taxes on Distributions*               1.92%       1.70%         3.23%            --
   Return After Taxes on Distributions & Sales of
     Fund Shares*                                     2.32%       1.96%         3.33%            --
Class B - Return Before Taxes                         2.66%       3.97%         5.61%            --
Class C - Return Before Taxes                         5.63%       4.09%            --         6.56%
Lehman Brothers Aggregate Bond Index**                4.10%       6.62%         6.95%         8.10%
Lehman Brothers U.S. Credit Index**                   7.70%       7.11%         7.42%         8.76%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of each Index do not reflect the effect of taxes. The returns of each Index are calculated from 12/31/94 for Class C shares. Class A commenced operations 11/7/73 and Class B commenced operations 9/13/93.


For past expenses of Classes A, B and C shares, see the section entitled "Fund
                               Fees & Expenses."

--------------------------------------------------------------------------------
4

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Government Securities Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: John Hyll and Clifton V. Rowe

Category: Government Income

                         Ticker Symbol: Class A Class B
                                        ---------------
                                        NEFUX   NEUBX

 Investment Goal

The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

 Principal Investment Strategies


The Fund will, under normal market conditions, invest at least 80% of its net assets in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will not invest more than 20% of its net assets (plus borrowings made for investment purposes) in securities that are not backed or guaranteed by the full faith and credit of the U.S. government.


Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:

(check mark) average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa" by Moody's Investors Service, Inc.


(check mark) average maturity of 10 years or more.


In selecting investments for the Fund's portfolio, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.
.. Loomis Sayles seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities. The Fund may also:
.. Invest in zero-coupon bonds.
.. Invest in mortgage-related securities, including stripped securities.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Agency Securities: Assets in agencies of the U.S. government are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. Please see the Statement of Additional Information (the "SAI") for details.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

For additional information see the section entitled "More About Risk."

--------------------------------------------------------------------------------
                                                                             5

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

              (total return)                                               (up triangle) Highest Quarterly Return: Third
                                                                                         Quarter 2002, up 8.02%
 1994    1995    1996   1997    1998   1999    2000    2001   2002   2003  (down triangle) Lowest Quarterly Return: First
------  ------  -----  ------  -----  ------  ------  -----  ------  -----                 Quarter 1994, down 3.18%
-5.44%  20.03%  0.78%  10.32%  9.02%  -6.42%  12.89%  4.93%  13.35%  1.48%





--------------------------------------------------------------------------------
6

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Brothers Government Bond Index ("Lehman Gov't Bond Index"), an unmanaged index of public debt of the U.S. Treasury, government agencies and their obligations. They are also compared to Lehman Brothers Long Term Government Bond Index ("Lehman Long Term Gov't Bond Index"), an unmanaged index which is made up of the indices in the Lehman Gov't Bond Index that have a maturity of 10 years or more. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Gov't Bond Index and Lehman Long Term Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




Average Annual Total Returns
(for the periods ended December 31, 2003)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                     -3.08%       4.02%         5.30%
   Return After Taxes on Distributions*                           -4.39%       2.04%         3.04%
   Return After Taxes on Distributions & Sales of Fund Shares*    -2.00%       2.16%         3.06%
Class B - Return Before Taxes                                     -4.08%       3.88%         5.00%
Lehman Gov't Bond Index**+                                         2.36%       6.26%         6.72%
Lehman Long Term Gov't Bond Index**                                2.61%       6.58%         7.96%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


** The returns of the Index do not reflect the effect of taxes. Class A commenced operations 9/16/85 and Class B commenced operations 9/23/93.


+ The Lehman Gov't Bond Index replaced the Lehman Long Term Gov't Bond Index as the Fund's comparative index because Loomis Sayles believes that the new index is more representative of the types of securities in which the Fund may invest.


  For past expenses of Classes A and B shares, see the section entitled "Fund
                               Fees & Expenses."

--------------------------------------------------------------------------------
                                                                             7

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles High Income Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Matthew J. Eagan and Kathleen C. Gaffney

Category: Corporate Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFHX   NEHBX   NEHCX

 Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following:

(check mark) issuer debt and debt maturity schedules.


(check mark) earnings prospects.


(check mark) responsiveness to changes in interest rates.


(check mark) experience and perceived strength of management.


(check mark) borrowing requirements and liquidation value.


(check mark) market price in relation to cash flow, interest and dividends.

In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.
.. Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.
.. Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.
.. Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities.
The Fund may also:
.. Invest in zero-coupon, pay-in-kind and Rule 144A securities.

.. Invest in derivative securities.

.. Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its investment goal.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Derivative Securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to

--------------------------------------------------------------------------------
8
  unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

For additional information see the section entitled "More About Risk."
 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment policies for periods prior to July 1, 1996. The Fund's performance may have been different under its current advisory arrangements and investment policies.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+ The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

              (total return)+                                                   (up triangle) Highest Quarterly
                                                                                              Return: Second Quarter
 1994    1995    1996    1997    1998   1999     2000     2001    2002    2003                2003, up 9.95%
------  ------  ------  ------  ------  -----  -------  -------  ------  ------ (down triangle) Lowest Quarterly
-3.22%  11.78%  14.88%  15.37%  -1.70%  4.00%  -16.09%  -10.65%  -8.86%  27.91%                 Return: Fourth Quarter
                                                                                                2000, down 11.32%


+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

--------------------------------------------------------------------------------
                                                                             9

The table below shows how annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Brothers High Yield Composite Index, a market-weighted unmanaged index of fixed-rate, non-investment grade debt. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Brothers High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                          Since Class C
Average Annual Total Returns+                                                               Inception
(for the periods ended December 31, 2003)          Past 1 Year Past 5 Years Past 10 Years   (3/2/98)
Class A - Return Before Taxes                        22.27%       -2.80%        2.04%            --
   Return After Taxes on Distributions*              19.12%       -6.46%       -1.74%            --
   Return After Taxes on Distributions & Sales of
     Fund Shares*                                    14.26%       -4.50%       -0.53%            --
Class B - Return Before Taxes                        22.22%       -2.81%        1.79%            --
Class C - Return Before Taxes                        25.00%       -2.76%           --        -3.04%
Lehman Brothers High Yield Composite Index**         28.97%        5.23%        6.89%         4.27%



* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. The returns for the Index are calculated from 3/31/98 for Class C shares. Class A commenced operations 2/22/84 and Class B commenced operations 9/20/93.


+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.


For past expenses of Classes A, B and C shares, see the section entitled "Fund
                               Fees & Expenses."

--------------------------------------------------------------------------------
10

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Investment Grade Bond Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Daniel J. Fuss and Steven Kaseta

Category: Corporate Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               LIGRX   LGBBX   LGBCX

 Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its assets in investment grade fixed income securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Services Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles). In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds"). The Fund may invest in fixed income securities of any maturity. The Fund will not invest in equity securities of any kind or make any equity investment.



In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.



Three themes typically drive Loomis Sayle's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles makes significant use of nonmarket related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).


The Fund may also:
.. Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).
.. Invest in corporate securities, U.S. Government securities, and commercial paper.
.. Invest in zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, and convertible securities.
.. Engage in foreign currency hedging transactions, repurchase agreements, swap transactions and securities lending.
.. Invest in Rule 144A securities.

.. For temporary defensive purposes, invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Derivative Securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to market values, interest rates or the currency exchange rate.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited

--------------------------------------------------------------------------------
                                                                             11
  liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Foreign Shareholders: A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, or decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund's adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

For additional information see the section entitled "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations.+ The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

             (total return)+                        (up triangle) Highest Quarterly Return: Second
                                                                  Quarter 2003, up 9.08%
1997    1998   1999   2000   2001    2002    2003   (down triangle) Lowest Quarterly Return: Third
------  -----  -----  ------  -----  ------  ------                 Quarter 1998, down 3.32%
14.29%  2.96%  3.65%  10.97%  5.65%  10.60%  19.33%




+ The returns shown for the periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses of Class A shares. For periods before the inception of Retail Class shares (December 31, 1996) and during the period from December 18, 2000 to January 31, 2002 (during which time Retail Class shares were not outstanding), performance shown for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the Fund's performance to reflect Class A expenses is based on the net expenses of the Classes after taking into effect the Fund's current expense cap arrangements.


--------------------------------------------------------------------------------
12

The table below shows how average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Lehman Brothers Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.+




                                                                                         Since Fund
Average Annual Total Returns+                                                            Inception
(for the periods ended December 31, 2003)                       Past 1 Year Past 5 Years (12/31/96)
Class A - Return Before Taxes                                     13.94%       8.90%       8.78%
   Return After Taxes on Distributions*                           11.37%       6.38%       6.05%
   Return After Taxes on Distributions & Sales of Fund Shares*     9.25%       6.03%       5.80%
Class B - Returns Before Taxes                                    13.20%       8.60%       8.49%
Class C - Returns Before Taxes                                    15.96%       8.65%       8.33%
Lehman Brothers Government/Credit Index**                          4.67%       6.66%       7.49%




* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes.

+ The returns shown for the periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses and sales loads of Class A shares. For periods before the inception of Retail Class shares (December 31, 1996) and during the period from December 18, 2000 to January 31, 2002 (during which time Retail Class shares were not outstanding), performance shown for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher expenses and sales loads paid by Class A shares. Class B and Class C share performance has been based on prior Institutional Class performance, restated to reflect the expenses and sales loads of the Fund's Class B and Class C shares, respectively. The restatement of the Fund's performance to reflect Classes A, B, and C expenses is based on the net expenses of these Classes after taking into effect the Fund's current expense cap arrangements.


For information about the Fund's expenses, see the section entitled "Fund Fees
                                 & Expenses."

--------------------------------------------------------------------------------
                                                                             13

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Limited Term Government and Agency Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: John Hyll and Clifton V. Rowe



Category:      Government Income
Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFLX   NELBX   NECLX

 Investment Goal

The Fund seeks a high current return consistent with preservation of capital. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Fund will, under normal market conditions, invest at least 80% of its net assets in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.
Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change:

(check mark) average credit rating of "AAA" by Standard & Poor's Ratings Group
             ("S&P") or "Aaa" by Moody's Investors Service, Inc., ("Moody's").


(check mark) effective duration range of two to four years.

In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment to the Fund.
.. It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.
.. Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.
The Fund may also:
.. Invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P and Baa or higher by Moody's).
.. Invest in zero-coupon bonds.
.. Invest in foreign bonds denominated in U.S. dollars.
.. Invest in asset-backed securities (if rated AAA by S&P or Aaa by Moody's). .. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Agency Securities: Subject to agency security risk. Agencies of the U.S.
  government which are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. Please see the Statement of Additional Information (the "SAI") for details.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.
Foreign securities: Foreign bonds denominated in U.S. dollars may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.
Mortgage-related and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may

--------------------------------------------------------------------------------
14
  reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

For additional information see the section entitled "More About Risk."
 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role is assumed on June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+ The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

              (total return)+                                           (up triangle) Highest Quarterly Return: Third
                                                                                      Quarter 1998, up 4.63%
 1994    1995   1996   1997   1998    1999    2000  2001   2002   2003  (down triangle) Lowest Quarterly Return: First
------  ------  -----  -----  -----  ------  -----  -----  -----  -----                 Quarter 1994, down 1.62%
-2.22%  13.02%  2.38%  7.27%  6.46%  -0.67%  8.34%  6.86%  8.18%  1.50%




+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.


--------------------------------------------------------------------------------
                                                                             15

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Brothers Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years.+ You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Int. Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                          Since Class C
Average Annual Total Returns+                                                               Inception
(for the periods ended December 31, 2003)          Past 1 Year Past 5 Years Past 10 Years  (12/30/94)
Class A - Return Before Taxes                        -1.52%       4.14%         4.69%            --
   Return After Taxes on Distributions*              -2.95%       2.10%         2.35%            --
   Return After Taxes on Distributions & Sales of
     Fund Shares*                                    -1.00%       2.24%         2.49%            --
Class B - Return Before Taxes                        -4.02%       3.75%         4.33%            --
Class C - Return Before Taxes                        -1.15%       3.87%            --         4.94%
Lehman Int. Gov't Bond Index**                        2.29%       6.18%         6.32%         7.25%




* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 12/31/94 for Class C shares. Class A commenced operations 1/3/89 and Class B commenced operations 9/27/93.


+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.


For past expenses of Classes A, B and C shares, see the section entitled "Fund
                               Fees & Expenses."

--------------------------------------------------------------------------------
16

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Strategic Income Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Daniel J. Fuss and Kathleen C. Gaffney

Category: Corporate Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFZX   NEZBX   NECZX

 Investment Goal

The Fund seeks high current income with a secondary objective of capital growth. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including lower-quality securities, or "junk bonds") with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and U.S. government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various types of income-producing securities based upon changing market conditions.
Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

(check mark) discounted share price compared to economic value.


(check mark) undervalued credit ratings with strong or improving credit profiles.


(check mark) yield premium relative to its benchmark.

In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:
.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

.. Loomis Sayles seeks to buy bonds at a discount, bonds that offer a positive yield advantage over the market and, in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

.. Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, foreign bonds and U.S. government securities.
.. The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.
The Fund may also:
.. Invest in zero-coupon or pay-in-kind bonds.
.. Invest in mortgage-related securities and stripped securities.
.. Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the
                 Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

For additional information see the section entitled "More About Risk."

--------------------------------------------------------------------------------
                                                                             17

--------------------------------------------------------------------------------
18

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations.+ The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

              (total return)+                                (up triangle) Highest Quarterly Return: Second
                                                                           Quarter 2003, up 12.43%
 1996   1997    1998    1999   2000    2001    2002    2003  (down triangle) Lowest Quarterly Return: Third
-----   -----  ------  ------  -----  ------  ------  ------                 Quarter 1998, down 10.57%
14.49%  9.33%  -1.73%  12.17%  0.68%  -0.14%  15.47%  34.84%




+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to the Lehman Brothers Universal Bond Index, an unmanaged index representing a blend of the Lehman Aggregate, High Yield and Emerging Market Indices. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Brothers Aggregate Bond Index and the Lehman Brothers Universal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                           Since
Average Annual Total Returns+                                                            Inception
(for the periods ended December 31, 2003)                       Past 1 Year Past 5 Years (5/1/95)
Class A - Return Before Taxes                                     28.72%       10.88%      9.95%
   Return After Taxes on Distributions*                           25.39%        7.56%      6.26%
   Return After Taxes on Distributions & Sales of Fund Shares*    18.43%        7.14%      6.14%
Class B - Return Before Taxes                                     28.75%       10.81%      9.70%
Class C - Return Before Taxes                                     31.43%       10.87%      9.54%
Lehman Brothers Aggregate Bond Index**                             4.10%        6.62%      7.24%
Lehman Brothers Universal Bond Index**                             5.82%        6.88%      7.36%



* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
** The returns of each Index do not reflect the effect of taxes. The returns of each Index are calculated from 5/31/95 for Classes A, B and C shares.

+ The returns shown for period prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.


For past expenses of Classes A, B and C shares, see the section entitled "Fund
                               Fees & Expenses."

--------------------------------------------------------------------------------
                                                                             19

                                    [GRAPHIC]




Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

 Shareholder Fees

(fees paid directly from your investment)

                                                                          All Funds Except
                                                                       Limited Term Government and Limited Term Government and
                                                                             Agency Fund                 Agency Fund
                                                                       Class A   Class B  Class C  Class A   Class B  Class C
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)(1)(2)                            4.50%      None     None    3.00%      None     None
Maximum deferred sales charge (load)
   (as a percentage of original purchase price or redemption proceeds,
   as applicable)(2)                                                     (3)      5.00%    1.00%     (3)      5.00%    1.00%
Redemption fees                                                         None*     None*    None*    None*     None*    None*

(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                       Core Plus Bond Fund   Government Securities Fund    High Income Fund
                                     Class A Class B Class C Class A       Class B      Class A Class B Class C
Management fees                       0.41%   0.41%   0.41%   0.55%         0.55%        0.70%   0.70%   0.70%
Distribution and/or service
 (12b-1) fees**                       0.25%   1.00%*  1.00%*  0.25%         1.00%*       0.25%   1.00%*  1.00%*
Other expenses                        0.62%   0.62%   0.62%   0.53%         0.53%        0.76%   0.76%   0.76%
Total annual fund operating expenses  1.28%   2.03%   2.03%   1.33%         2.08%        1.71%   2.46%   2.46%





                                                                    Limited Term Government
                                     Investment Grade Bond Fund/1+/     and Agency Fund     Strategic Income Fund/2/
                                     Class A    Class B   Class C   Class A Class B Class C Class A  Class B Class C
Management fees                       0.40%      0.40%     0.40%     0.57%   0.57%   0.57%   0.64%    0.64%   0.64%
Distribution and/or service
 (12b-1) fees**                       0.25%      1.00%*    1.00%*    0.35%   1.00%*  1.00%*  0.25%    1.00%*  1.00%*
Other expenses                        4.02%      6.41%     6.41%     0.45%   0.45%   0.45%   0.42%    0.42%   0.42%
Total annual fund operating expenses  4.67%      7.81%     7.81%     1.37%   2.02%   2.02%   1.31%    2.06%   2.06%
Fee Waiver and/or Expense
 Reimbursement                        3.72%      6.11%     6.11%     0.00%   0.00%   0.00%   0.06%    0.06%   0.06%
Net Expenses                          0.95%      1.70%     1.70%     1.37%   2.02%   2.02%   1.25%    2.00%   2.00%


+ Retail Class shares converted into Class A shares on September 12, 2003. Expenses for Class A shares are based on the former Retail Class expenses, adjusted to take into account Class A's current fees and expenses.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
** Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. Class A shares of the Limited Term Government and Agency Fund pay a distribution fee of 0.10% of its daily net assets.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.95%, 1.70%, and 1.70% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2005 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


2 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00%, and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2005 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


--------------------------------------------------------------------------------
20

                                    [GRAPHIC]



Fund Fees & Expenses

 Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in a Fund for the time periods indicated;
.. Your investment has a 5% return each year;
.. A Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                   Core Plus Bond Fund         Government Securities Fund          High Income Fund
           Class A    Class B       Class C    Class A      Class B       Class A    Class B       Class C
                    (1)    (2)    (1)    (2)              (1)      (2)             (1)    (2)    (1)    (2)
1 year     $  575  $  706 $  206 $  306 $  206 $  579    $  711   $  211  $  616  $  749 $  249 $  349 $  249
3 years    $  838  $  937 $  637 $  637 $  637 $  852    $  952   $  652  $  965  $1,067 $  767 $  767 $  767
5 years    $1,121  $1,293 $1,093 $1,093 $1,093 $1,146    $1,319   $1,119  $1,336  $1,511 $1,311 $1,311 $1,311
10 years** $1,926  $2,166 $2,166 $2,358 $2,358 $1,979    $2,219   $2,219  $2,379  $2,611 $2,611 $2,796 $2,796



                                                    Limited Term Government and
                Investment Grade Bond Fund                  Agency Fund
           Class A+    Class B       Class C    Class A    Class B       Class C
                     (1)    (2)    (1)    (2)            (1)    (2)    (1)    (2)
1 year      $  543  $  673 $  173 $  273 $  173 $  435  $  705 $  205 $  305 $  205
3 years     $1,474  $2,041 $1,741 $1,741 $1,741 $  721  $  934 $  634 $  634 $  634
5 years     $2,411  $3,423 $3,223 $3,223 $3,223 $1,027  $1,288 $1,088 $1,088 $1,088
10 years**  $4,782  $6,086 $6,086 $6,578 $6,578 $1,897  $2,181 $2,181 $2,348 $2,348



                  Strategic Income Fund
           Class A    Class B       Class C
                    (1)    (2)    (1)    (2)
1 year     $  572  $  703 $  203 $  303 $  203
3 years    $  841  $  940 $  640 $  640 $  640
5 years    $1,130  $1,303 $1,103 $1,103 $1,103
10 years** $1,953  $2,193 $2,193 $2,385 $2,385

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

* The example is based on the Net Expenses shown above for the Strategic Income Fund and Investment Grade Bond Fund for the 1-year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years. The Example is based on the Total Annual Fund Operating Expenses for all other Funds for all periods.

** Class B shares automatically convert to Class A shares after 8 years;
   therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

+ Retail Class shares converted into Class A shares on September 12, 2003. Expenses for Class A shares are based on the former Retail Class expenses, adjusted to take into account Class A's current fees and expenses, including the agreement to limit operating expenses.


--------------------------------------------------------------------------------
                                                                             21

                                    [GRAPHIC]







More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.
Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk (Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Core Plus Bond, High Income and Strategic Income Funds) The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk (All Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.


Foreign Risk (All Funds except Government Securities Fund) The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic stability.


High Yield Risk (Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds) The risk associated with investing in high yield securities and unrated securities of similar quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund's ability to sell them.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.


Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.


Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


Options, Futures, Swap Contracts and Other Derivatives Risks (All Funds except Investment Grade Bond Fund for options and futures) These transactions are subject to changes in the underlying security on which such trans-


--------------------------------------------------------------------------------
22

                                    [GRAPHIC]







More About Risk

actions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (All Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Core Plus Bond, High Income and Strategic Income Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold.

--------------------------------------------------------------------------------
                                                                             23

                                    [GRAPHIC]



Management Team

Meet the Funds' Investment Adviser



The CDC Nvest Funds family (as defined below) currently includes 22 mutual funds. The CDC Nvest Funds family had combined assets of $4.7 billion as of September 30, 2003. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers the CDC Nvest Income Funds (the "Funds" or each a "Fund"), which, along with the CDC Nvest Equity Funds, CDC Nvest Star Funds, CDC Nvest Tax Free Income Funds, Loomis Sayles Research Fund, Loomis Sayles Growth Fund and Loomis Sayles International Equity Fund, constitute the "CDC Nvest Funds." CDC Nvest Cash Management Trust -- Money Market Series is the "Money Market Fund."


 Adviser


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS Asset Management North America"), which is a subsidiary of CDC IXIS Asset Management, a French asset manager. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $50.7 billion in assets under management as of September 30, 2003. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of the Funds.*



The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended September 30, 2003, as a percentage of each Fund's average daily net assets, were 0.41% for Loomis Sayles Core Plus Bond Fund, 0.55% for Loomis Sayles Government Securities Fund, 0.70% for Loomis Sayles High Income Fund, 0.40% for Loomis Sayles Investment Grade Bond Fund (after waiver or reimbursement), 0.57% for Loomis Sayles Limited Term Government and Agency Fund, and 0.64% for Loomis Sayles Strategic Income Fund (after waiver or reimbursement).



*Prior to September 1, 2003, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") served as the adviser to the Funds. Loomis Sayles was the Funds' subadviser during such period. Effective September 1, 2003, CDC IXIS Advisers began serving as advisory administrator to Loomis Sayles Core Plus Bond Fund and Loomis Sayles U.S. Government Securities Fund.


 Portfolio Trades

In placing portfolio trades, each Fund's adviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management North America, Loomis Sayles' parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.




Transactions with Other Investment Companies. To the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC, each Fund may invest any of its daily cash balances in shares of investment companies that are advised by Loomis Sayles or its affiliates (including affiliated money market and short-term bond funds).



Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief that may be granted by the SEC, a Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.



--------------------------------------------------------------------------------
24

                                    [GRAPHIC]



Management Team
Meet the Funds' Portfolio Managers

Matthew J. Eagan


Matthew Eagan has served as co-portfolio manager of the High Income Fund since May 2002. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1990 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst. Mr. Eagan has over 15 years of investment experience.


Daniel J. Fuss


Daniel Fuss has served as portfolio manager of the Strategic Income Fund since May 1995 and has served as portfolio manager or co-portfolio manager of the Investment Grade Bond Fund since its inception in December 1996. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1968 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 36 years of investment experience.


Kathleen C. Gaffney


Kathleen Gaffney has been assisting Daniel Fuss as a portfolio manager of the Strategic Income Fund since April 1996 and has served as co-portfolio manager of the High Income Fund since May 2002. Ms. Gaffney, Vice President of Loomis Sayles, joined the company in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over 19 years of investment experience.


John Hyll


John Hyll has served as co-portfolio manager the Government Securities Fund since January 2003 and the Limited Term Government and Agency Fund since April 2003. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1989. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 20 years of investment experience.


Steven Kaseta


Steven Kaseta has served as co-portfolio manager of the Investment Grade Bond Fund since February 2002. Mr. Kaseta, Vice President of Loomis Sayles, joined the firm in 1994. He received a A.B. from Harvard University and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kaseta has over 21 years of investment experience.


Peter W. Palfrey


Peter Palfrey has served as co-portfolio manager of the Core Plus Bond Fund since May 1999, including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund. Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 2001. Prior to that he was Senior Vice President of Back Bay Advisors from 1993 until 2001.
Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 21 years of investment experience.


Richard G. Raczkowski


Richard Raczkowski has served as a co-portfolio manager of the Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 2001. Prior to that he was Vice President of Back Bay Advisors from 1998 until 2001. He received a B.A. from the University of Massachusetts, an M.B.A. from Northeastern University and has over 19 years of investment experience.


Clifton V. Rowe


Cliff Rowe has served as co-portfolio manager of the Limited Term Government and Agency Fund since June 2001 and the Government Securities Fund since January 2003. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 1992. Prior to becoming a Portfolio Manager, he served Loomis Sayles as a Trader from 1992 until 2001. He holds the designation of Chartered Financial Analyst. Mr. Rowe received a B.B.A. from James Madison University and has over 12 years of investment experience.


--------------------------------------------------------------------------------
                                                                             25

                                    [GRAPHIC]



Fund Services
Investing in the Funds

 Choosing a Share Class

Each Fund offers Classes A, B and C shares to the public, except Government Securities Fund which offers only Class A and Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.
 Class A Shares

.. You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

.. You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.
 Class B Shares

.. You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

.. You pay higher annual expenses than Class A shares.

.. You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section entitled "How Sales Charges Are Calculated."

.. Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.


.. Investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There may be certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.

 Class C Shares

.. You pay higher annual expenses than Class A shares.

.. You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

.. Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than shareholders of other classes.

.. Investors purchasing $1 million or more of Class C shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.
For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

 Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

--------------------------------------------------------------------------------
26

                                    [GRAPHIC]



Fund Services
How Sales Charges Are Calculated

 Class A Shares


The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper "breakpoint" discount. See the section entitled "Ways to Reduce or Eliminate Sales Charges." Additional information concerning sales load breakpoints is available from a financial intermediary, by visiting www.cdcnvestfunds.come or in the Funds' statement of additional information. To qualify, it is your responsibility to provide required documentation. For more information, contact the Funds at 800-225-5478.

                          Class A Sales Charges
                             All Funds Except
                         Limited Term Government
                             and Agency Fund
                        As a % of       As a % of
   Your Investment    offering price your investment
Less than $ 100,000       4.50%           4.71%
$  100,000 - $249,999     3.50%           3.63%
$  250,000 - $499,999     2.50%           2.56%
$  500,000 - $999,999     2.00%           2.04%
$1,000,000 or more*       0.00%           0.00%

                          Class A Sales Charges
                         Limited Term Government
                             and Agency Fund
                        As a % of       As a % of
   Your Investment    offering price your investment
Less than $ 100,000       3.00%           3.09%
$  100,000 - $249,999     2.50%           2.56%
$  250,000 - $499,999     2.00%           2.04%
$  500,000 - $999,999     1.25%           1.27%
$1,000,000 or more*       0.00%           0.00%

* For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase.

 Class B Shares


The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3/rd/ and 4/th/ years, which have the same
CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another CDC Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:


  Class B Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    5.00%
       2nd                    4.00%
       3rd                    3.00%
       4th                    3.00%
       5th                    2.00%
       6th                    1.00%
    Thereafter                0.00%

 Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another CDC Nvest Fund.

  Class C Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    1.00%
    Thereafter                0.00%

 How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:
.. is calculated based on the number of shares you are selling;
.. is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
.. is deducted from the proceeds of the redemption, not from the amount remaining in your account; and
.. for year one applies to redemptions through the day that is one year after the date on which your purchase was accepted, and so on for subsequent years.

--------------------------------------------------------------------------------
                                                                             27

A CDSC will not be charged on:
.. increases in net asset value above the purchase price; or .. shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.
 Exchanges into Shares of the Money Market Fund

If you exchange shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another CDC Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

--------------------------------------------------------------------------------
28

                                    [GRAPHIC]



Fund Services
Ways to Reduce or Eliminate Sales Charges

 Class A Shares

Reducing Sales Charges

There are several ways you can lower your sales charge for Class A shares (described in the chart on the previous page), including:
.. Letter of Intent -- allows you to purchase Class A shares of any CDC Nvest
  Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.
.. Combining Accounts -- allows you to combine shares of multiple CDC Nvest
  Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the SIMPLE IRAs, or to the Money Market Fund unless shares are purchased through an exchange from another CDC Nvest Fund.

Eliminating Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:
.. Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;
.. Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;
.. Fund Trustees and other individuals who are affiliated with any CDC Nvest
  Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
.. Participants in certain Retirement Plans with at least 100 eligible employees
  (one-year CDSC may apply);
.. Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;
.. Investments of $5 million or more in Limited Term Government and Agency Fund by corporations purchasing shares for their own account, credit unions, or bank trust departments and trust companies with discretionary accounts which they hold in a fiduciary capacity; and

.. Investments of $25,000 or more in CDC Nvest Funds or the Money Market Fund by clients of an adviser or subadviser to any CDC Nvest Fund or the Money Market Fund.


Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of the Funds (without paying a front-end sales charge) to repurchase Class A shares of any CDC Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify CDC Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

 Classes A, B or C Shares

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:
.. to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC);
.. to make payments through a systematic withdrawal plan; or .. due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or CDC Nvest Funds. Check the Statement of Additional Information (the "SAI") for details.

--------------------------------------------------------------------------------
                                                                             29

                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account

 To Open an Account with CDC Nvest Funds:

1.Read this Prospectus carefully. The Funds will only accept accounts from U.S.
  citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                Minimum to Open an
                                                                  Account Using
                                                 Minimum to     Investment Builder     Minimum for
Type of Account                                Open an Account or Payroll Deduction Existing Accounts
Any account other than those listed below          $2,500              $25                $100
Accounts registered under the Uniform Gifts to
   Minors Act ("UGMA") or the Uniform
   Transfers to Minors Act ("UTMA")                $2,500              $25                $100
Individual Retirement Accounts ("IRAs")              $500              $25                $100
Coverdell Education Savings Accounts                 $500              $25                $100
Retirement plans with tax benefits such as
   corporate pension, profit sharing and Keogh
   plans                                             $250              $25                $100
Payroll Deduction Investment Programs for
   SARSEP*, SEP, SIMPLE IRA, 403(b)(7)
   and certain other retirement plans                 $25              N/A                 $25

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.Use the following sections as your guide for purchasing shares.

 Self-Servicing Your Account

Buying or selling shares is easy with the services described below:
                    CDC Nvest Funds Personal Access Line(R)

                             800-225-5478, press 1
                            CDC Nvest Funds Web Site

                             www.cdcnvestfunds.com
You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Fund prices and recent performance;
    . order duplicate account statements; and . obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

--------------------------------------------------------------------------------
30

                                    [GRAPHIC]



Fund Services
Buying Shares


                                  Opening an Account                               Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the        . Make out a check in U.S. dollars for the
                       investment amount, payable to "CDC                investment amount, payable to "CDC
 [GRAPHIC]             Nvest Funds." Third party checks and              Nvest Funds." Third party checks and
                       "starter" checks will not be accepted.            "starter" checks will not be accepted.
                     . Mail the check with your completed              . Complete the investment slip from an
                       application to CDC Nvest Funds, P.O. Box          account statement or include a letter
                       219579, Kansas City, MO 64121-9579.               specifying the Fund name, your class of
                                                                         shares, your account number and the
                                                                         registered account name(s).
 By Exchange (See the section entitled "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund        . Call your investment dealer or CDC Nvest
                       into which you are exchanging by calling          Funds at 800-225-5478 or visit
 [GRAPHIC]             your investment dealer or CDC Nvest               www.cdcnvestfunds.com to request an
                       Funds at 800-225-5478.                            exchange.
                     . Call your investment dealer or CDC Nvest
                       Funds or visit www.cdcnvestfunds.com to
                       request an exchange.
 By Wire
                     . Call CDC Nvest Funds at 800-225-5478 to         . Visit www.cdcnvestfunds.com to add
                       obtain an account number and wire                 shares to your account by wire.
 [GRAPHIC]             transfer instructions. Your bank may            . Instruct your bank to transfer funds to
                       charge you for such a transfer.                   State Street Bank & Trust Company,
                                                                         ABA# 011000028, and DDA # 99011538.
                                                                       . Specify the Fund name, your class of
                                                                         shares, your account number and the
                                                                         registered account name(s). Your bank
                                                                         may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Ask your bank or credit union whether it is     . Call CDC Nvest Funds at 800-225-5478 or
                       a member of the ACH system.                       visit www.cdcnvestfunds.com to add
 [GRAPHIC]           . Complete the "Bank Information" section           shares to your account through ACH.
                       on your account application.                    . If you have not signed up for the ACH
                     . Mail your completed application to CDC            system, please call CDC Nvest Funds or
                       Nvest Funds, P.O. Box 219579, Kansas              visit www.cdcnvestfunds.com for a Service
                       City, MO 64121-9579.                              Options Form.
 Automatic Investing Through Investment Builder
                     . Indicate on your application that you           . Please call CDC Nvest Funds at 800-225-
                       would like to begin an automatic                  5478 or visit www.cdcnvestfunds.com for
 [GRAPHIC]             investment plan through Investment                a Service Options Form. A signature
                       Builder and the amount of the monthly             guarantee may be required to add this
                       investment ($25 minimum).                         privilege.
                     . Include a check marked "Void" or a              . See the section entitled "Additional
                       deposit slip from your bank account.              Investor Services."
 Automatic Investing Through Payroll Deduction
                     . Call CDC Nvest Funds at 800-225-5478 or         . Call CDC Nvest Funds at 800-225-5478 or
                       visit www.cdcnvestfunds.com for Payroll           visit www.cdcnvestfunds.com for Payroll
  [GRAPHIC]            Deduction Authorization Form.                     Deduction Authorization Form.
                     . Indicate on your application that you           . See the section entitled "Additional
                       would like to begin Payroll Deduction and         Investor Services."
                       include the Payroll Deduction
                       Authorization Form.


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                                                                             31

                                    [GRAPHIC]



Fund Services
Selling Shares

                      To Sell Some or All of Your Shares
Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."


 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method
 [GRAPHIC]             by which you wish to receive your proceeds. Additional materials may be required. See the section entitled
                       "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to CDC Nvest Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or
                       by registered, express or certified mail to CDC Nvest Funds, 330 West 9th Street, Kansas City, MO 64105-
                       1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.
 By Exchange (See the section entitled "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or
                       CDC Nvest Funds at 800-225-5478.
 [GRAPHIC]           . Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call CDC Nvest Funds at 800-225-5478 or visit www.cdcnvestfunds.com or indicate in your redemption
 [GRAPHIC]             request letter (see above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently
                       $5.00) will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call CDC Nvest Funds at 800-225-
                       5478 or visit www.cdcnvestfunds.com for a Service Options Form.
                     . Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call CDC Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above).

 [GRAPHIC]


 By Systematic Withdrawal Plan (See the section entitled "Additional Investor Services" for more details.)
                     . Call CDC Nvest Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser before
 [GRAPHIC]             establishing such a plan.


 By Check (for Class A shares of Limited Term Government and Agency Fund only)
                     . Select the checkwriting option on your application and complete the signature card.
                     . To add this privilege to an existing account, call CDC Nvest Funds at 800-225-5478 for a Service Options
 [GRAPHIC]             Form.
                     . Each check must be written for $500 or more.
                     . You may not close your account by withdrawal check. Please call your financial representative or CDC
                       Nvest Funds to close an account.


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32

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.
A signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account other than a previously established bank on file.

A notary public cannot provide a signature guarantee. The Funds will only accept signature guarantees bearing the STAMP 2000 Medallion imprint. A signature guarantee can be obtained from one of the following sources:

.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.
The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.

 Seller (Account
 Type)                 Requirements for Written Requests
 Qualified            . The request must include the signatures of all those authorized to sign,
 retirement benefit     including title.
 plans (except CDC    . Signature guarantee, if applicable (see above).
 Nvest Funds
 prototype
 documents)
 Individual           . Additional documentation and distribution forms may be required.
 Retirement Accounts
 Individual, joint,   . The request must include the signatures of all persons authorized to sign,
 sole                   including title, if applicable.
 proprietorship,      . Signature guarantee, if applicable (see above).
 UGMA/UTMA (minor     . Additional documentation may be required.
 accounts)
 Corporate or         . The request must include the signatures of all persons authorized to sign,
 association            including title.
 accounts
 Owners or trustees   . The request must include the signatures of all trustees authorized to sign,
 of trust accounts      including title.
                      . If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.
                      . Signature guarantee, if applicable (see above).
 Joint tenancy        . The request must include the signatures of all surviving tenants of the account.
 whose co-tenants     . Copy of the death certificate.
 are deceased         . Signature guarantee if proceeds check is issued to other than the surviving tenants.
 Power of Attorney    . The request must include the signatures of the attorney-in-fact, indicating such
 (POA)                  title.
                      . A signature guarantee.
                      . Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*
 Executors of         . The request must include the signatures of all those authorized to sign,
 estates,               including capacity.
 administrators,      . A signature guarantee.
 guardians,           . Certified copy of court document where signer derives authority, e.g., Letters of
 conservators           Administration, Conservatorship and Letters Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

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                                                                             33

                                    [GRAPHIC]



Fund Services
Exchanging Shares



In general, you may exchange shares of your Fund for shares of the same class of another CDC Nvest Fund or series of Loomis Sayles Funds that offers such class of shares, without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Fund shares.


Restrictions on Buying, Selling and Exchanging Shares




The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.



Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that the Funds and the Distributor may consider to be "market timing."



Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Funds and the Distributor will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners.



 Purchase Restrictions



Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.


--------------------------------------------------------------------------------
34

Fund Services

 Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:

               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners
               refuse transaction       . With
               requests:                  suspicion/evidence of
                                          a fraudulent act
               The Fund may pay the     . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds        made within 10
               until the check or         calendar days of
               funds have cleared:        purchase by check or
                                          ACH of the shares
                                          being redeemed

If you hold certificates representing your shares, they must be sent with your request for it to be honored.
It is recommended that certificates be sent by registered mail.

 Small Account Policy

Each Fund assesses a minimum balance fee on an annual basis for accounts that fall below the minimum amount required to establish an account, as previously described in this Prospectus. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. This minimum balance fee does not apply to accounts with active investment builder and payroll deduction programs, accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares, accounts held through the National Securities Clearing Corporation, or retirement accounts. In its discretion, the Fund may also close the account and send the account holder the proceeds if the account falls below the minimum amount.

--------------------------------------------------------------------------------
                                                                             35

                                    [GRAPHIC]



Fund Services
How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  ---------------------------------------------------------
                                      Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:
.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in Loomis Sayles' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if Loomis Sayles in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section entitled "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by each Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).



.. Securities traded on foreign exchanges --  market price on the non-U.S.
  exchange, unless the Fund believes that an occurrence after the close of the exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.

.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.
.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.


The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.


--------------------------------------------------------------------------------
36

                                    [GRAPHIC]



Fund Services
Dividends and Distributions


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares dividends for each class daily and pays them monthly. The net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:


    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another CDC Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."



    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another CDC Nvest Fund.



    .  Receive all distributions in cash.


For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced long-term capital gain rates described below. "Qualified dividend income" generally includes dividends from domestic and some foreign corporations. It does not include income from fixed-income securities. In addition, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares for such distributions to be eligible for treatment as qualified dividend income.



For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. For more information, see the SAI, under "Income Dividends, Capital Gain Distributions and Tax Status."



Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.


--------------------------------------------------------------------------------
                                                                             37

                                    [GRAPHIC]



Fund Services

Tax Consequences (continued)




A Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.


Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


Sales or Exchanges of Fund Shares. The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.


You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.



Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. Class A shares of the Limited Term Government and Agency Fund pay a distribution fee of 0.10% of its average daily net assets. In addition to a service fee, each Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Funds' assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the CDC Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

--------------------------------------------------------------------------------
38

                                    [GRAPHIC]



Fund Services
Additional Investor Services

Retirement Plans
CDC Nvest Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program
This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $25 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Payroll Deduction Program
Payroll Deduction enables you to invest after-tax dollars directly from your paycheck into CDC Nvest Funds (current tax year is assumed). Once you've invested an initial $25 to open an account in each of your desired funds, you may invest as little as $25 per fund per pay period. It is important that you first check to ensure that your employer can accommodate this service. To enroll in the Payroll Deduction Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan
CDC Nvest Funds have an automatic exchange plan under which shares of a class of a CDC Nvest Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section entitled "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC Nvest Funds Personal Access Line(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC Nvest Funds Web Site
Visit us at www.cdcnvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

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                                                                             39

                                    [GRAPHIC]



Financial Performance


The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with each Fund's financial statements, is included in the Fund's annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.



For a share outstanding throughout each period



                                      Income (loss) from investment operations:            Less distributions:
                                      ----------------------------------------  -----------------------------------------

                           Net asset
                             value,                 Net realized                  Dividends    Distributions
                           beginning     Net       and unrealized   Total from       from        from net
                               of     investment   gain (loss) on   investment  net investment   realized        Total
                           the period   income      investments     operations      income     capital gains distributions
                           ---------- ----------   --------------   ----------  -------------- ------------- -------------

CORE PLUS BOND FUND
-------------------
Class A
09/30/2003(e)                $11.28     $0.37(c)       $ 0.34         $ 0.71        $(0.36)       $   --        $(0.36)
12/31/2002                    11.59      0.63(c)        (0.32)          0.31         (0.62)           --         (0.62)
12/31/2001(d)                 11.52      0.73            0.10           0.83         (0.76)           --         (0.76)
12/31/2000                    11.51      0.78            0.03           0.81         (0.80)           --         (0.80)
12/31/1999                    12.36      0.81           (0.86)         (0.05)        (0.79)        (0.01)        (0.80)
12/31/1998                    12.39      0.81            0.15           0.96         (0.81)        (0.18)        (0.99)
Class B
09/30/2003(e)                 11.28      0.30(c)         0.34           0.64         (0.30)           --         (0.30)
12/31/2002                    11.59      0.55(c)        (0.32)          0.23         (0.54)           --         (0.54)
12/31/2001(d)                 11.51      0.64            0.10           0.74         (0.66)           --         (0.66)
12/31/2000                    11.51      0.70            0.02           0.72         (0.72)           --         (0.72)
12/31/1999                    12.36      0.72           (0.86)         (0.14)        (0.70)        (0.01)        (0.71)
12/31/1998                    12.39      0.71            0.15           0.86         (0.71)        (0.18)        (0.89)
Class C
09/30/2003(e)                 11.29      0.30(c)         0.34           0.64         (0.30)           --         (0.30)
12/31/2002                    11.60      0.55(c)        (0.32)          0.23         (0.54)           --         (0.54)
12/31/2001(d)                 11.52      0.65            0.09           0.74         (0.66)           --         (0.66)
12/31/2000                    11.52      0.70            0.02           0.72         (0.72)           --         (0.72)
12/31/1999                    12.37      0.72           (0.86)         (0.14)        (0.70)        (0.01)        (0.71)
12/31/1998                    12.40      0.71            0.15           0.86         (0.71)        (0.18)        (0.89)

GOVERNMENT SECURITIES FUND
--------------------------
Class A
09/30/2003(e)                $12.12     $0.26(c)       $ 0.06         $ 0.32        $(0.35)       $   --        $(0.35)
12/31/2002                    11.18      0.45(c)         1.01           1.46         (0.52)           --         (0.52)
12/31/2001(d)                 11.18      0.50            0.05           0.55         (0.55)           --         (0.55)
12/31/2000                    10.47      0.62            0.69           1.31         (0.60)           --         (0.60)
12/31/1999                    11.90      0.67           (1.42)         (0.75)        (0.68)           --         (0.68)
12/31/1998                    11.56      0.68            0.33           1.01         (0.67)           --         (0.67)
Class B
09/30/2003(e)                 12.12      0.20(c)         0.07           0.27         (0.29)           --         (0.29)
12/31/2002                    11.17      0.36(c)         1.02           1.38         (0.43)           --         (0.43)
12/31/2001(d)                 11.18      0.42            0.03           0.45         (0.46)           --         (0.46)
12/31/2000                    10.47      0.54            0.69           1.23         (0.52)           --         (0.52)
12/31/1999                    11.90      0.59           (1.42)         (0.83)        (0.60)           --         (0.60)
12/31/1998                    11.56      0.58            0.34           0.92         (0.58)           --         (0.58)



(a)A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.


(b)Computed on an annualized basis for periods less than one year.


(c)Per share net investment income has been calculated using the average shares outstanding during the period.


(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $.01 for Class A, $.02 for Class B and $.01 for Class C share and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B, and 5.59% to 5.52% for Class C. For Government Securities Fund, the effect of this change was to decrease net investment income per share by $0.05 for Class A and $0.04 for Class B and to decrease the ratio of net investment income to average net assets from 4.85% to 4.46% for Class A and 4.10% to 3.71% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(e)For the nine months ended September 30, 2003.


--------------------------------------------------------------------------------
40

                                       Ratios to average net assets:
                                       -----------------------------

        Net asset          Net assets,                               Portfolio
          value,    Total    end of                Net investment    turnover
          end of   return  the period  Expenses        income          rate
        the period (%) (a)    (000)    (%) (b)        (%) (b)           (%)
        ---------- ------- ----------- --------    --------------    ---------

          $11.63     6.4    $133,887     1.28           4.31             61
           11.28     2.8     147,647     1.18           5.65             65
           11.59     7.2     173,836     1.09           6.26             84
           11.52     7.4     174,969     1.04           7.03             83
           11.51    (0.3)    213,769     0.97           6.87             63
           12.36     8.0     221,799     1.01           6.44             65
           11.62     5.8     161,317     2.03           3.55             61
           11.28     2.1     141,188     1.93           4.90             65
           11.59     6.5     127,520     1.84           5.49             84
           11.51     6.5     100,353     1.79           6.28             83
           11.51    (1.1)     89,213     1.72           6.12             63
           12.36     7.2      64,240     1.76           5.69             65
           11.63     5.8       7,612     2.03           3.55             61
           11.29     2.1       9,024     1.93           4.90             65
           11.60     6.5      11,470     1.84           5.52             84
           11.52     6.5      12,541     1.79           6.28             83
           11.52    (1.1)     14,872     1.72           6.12             63
           12.37     7.2       8,969     1.76           5.69             65

          $12.09     2.7    $ 68,882     1.33           3.03             41
           12.12    13.4      76,338     1.25           3.90             52
           11.18     4.9      70,551     1.39           4.46            317
           11.18    12.9      70,909     1.41           5.69            622
           10.47    (6.4)     84,904     1.36           6.00            313
           11.90     9.0     103,032     1.38           5.80            106
           12.10     2.2      15,101     2.08           2.29             41
           12.12    12.6      16,878     2.00           3.15             52
           11.17     4.1      13,249     2.14           3.71            317
           11.18    12.1      10,343     2.16           4.94            622
           10.47    (7.1)      9,430     2.11           5.25            313
           11.90     8.2       9,657     2.13           5.05            106


--------------------------------------------------------------------------------
                                                                             41

                                    [GRAPHIC]



Financial Performance


For a share outstanding throughout each period



                             Income (loss) from investment operations:            Less distributions:
                             ----------------------------------------  -----------------------------------------

                  Net asset
                    value,                 Net realized                  Dividends    Distributions
                  beginning     Net       and unrealized   Total from       from        from net
                      of     investment   gain (loss) on   investment  net investment   realized        Total
                  the period   income      investments     operations      income     capital gains distributions
                  ---------- ----------   --------------   ----------  -------------- ------------- -------------
HIGH INCOME FUND*
-----------------
Class A
09/30/2003(e)       $4.12      $0.25(c)       $ 0.53         $ 0.78        $(0.25)         $--         $(0.25)
12/31/2002           4.94       0.39(c)        (0.82)         (0.43)        (0.39)          --          (0.39)
12/31/2001(d)        6.21       0.66           (1.25)         (0.59)        (0.68)          --          (0.68)
12/31/2000           8.30       0.86           (2.11)         (1.25)        (0.84)          --          (0.84)
12/31/1999           8.86       0.89           (0.54)          0.35         (0.91)          --          (0.91)
12/31/1998           9.94       0.92           (1.08)         (0.16)        (0.92)          --          (0.92)
Class B
09/30/2003(e)        4.12       0.23(c)         0.53           0.76         (0.23)          --          (0.23)
12/31/2002           4.95       0.36(c)        (0.83)         (0.47)        (0.36)          --          (0.36)
12/31/2001(d)        6.22       0.62           (1.26)         (0.64)        (0.63)          --          (0.63)
12/31/2000           8.30       0.81           (2.11)         (1.30)        (0.78)          --          (0.78)
12/31/1999           8.85       0.82           (0.53)          0.29         (0.84)          --          (0.84)
12/31/1998           9.93       0.85           (1.08)         (0.23)        (0.85)          --          (0.85)
Class C
09/30/2003(e)        4.12       0.23(c)         0.53           0.76         (0.23)          --          (0.23)
12/31/2002           4.94       0.36(c)        (0.82)         (0.46)        (0.36)          --          (0.36)
12/31/2001(d)        6.22       0.61           (1.26)         (0.65)        (0.63)          --          (0.63)
12/31/2000           8.30       0.81           (2.11)         (1.30)        (0.78)          --          (0.78)
12/31/1999           8.85       0.82           (0.53)          0.29         (0.84)          --          (0.84)
12/31/1998(f)        9.96       0.69           (1.08)         (0.39)        (0.72)          --          (0.72)



(a)A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.


(b)Computed on an annualized basis for periods less than one year.


(c)Per share net investment income has been calculated using the average shares outstanding during the period.


(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for the High Income Fund was to decrease net investment income per share by $.01 for Class A, Class B and Class C and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A, 10.64% to 10.56% for Class B and 10.63% to 10.54% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(e)For the nine months ended September 30, 2003.


(f)For the period March 2, 1998 (inception) to December 31, 1998.


* The financial information for the periods shown reflects the financial information for the CDC Nvest High Income Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.




--------------------------------------------------------------------------------
42

                                     Ratios to average net assets:
                                     -----------------------------

      Net asset          Net assets,                               Portfolio
        value,    Total    end of                Net investment    turnover
        end of   return  the period  Expenses        income          rate
      the period (%) (a)    (000)    (%) (b)        (%) (b)           (%)
      ---------- ------- ----------- --------    --------------    --------- -
        $ 4.65     19.5    $23,809     1.71           7.62             41
          4.12     (8.9)    22,454     1.58           8.85            114
          4.94    (10.7)    33,471     1.47          11.31             65
          6.21    (16.1)    46,960     1.36          11.47             60
          8.30      4.0     74,589     1.28          10.22             89
          8.86     (1.8)    73,023     1.32           9.81             75
          4.65     18.8     23,405     2.46           6.89             41
          4.12     (9.7)    23,031     2.33           8.10            114
          4.95    (11.3)    34,713     2.22          10.56             65
          6.22    (16.6)    47,793     2.11          10.72             60
          8.30      3.3     70,218     2.03           9.47             89
          8.85     (2.5)    60,322     2.07           9.06             75
          4.65     18.8      2,858     2.46           6.89             41
          4.12     (9.5)     2,605     2.33           8.10            114
          4.94    (11.5)     4,153     2.22          10.54             65
          6.22    (16.6)     5,369     2.11          10.72             60
          8.30      3.3      9,138     2.03           9.47             89
          8.85     (4.1)     7,732     2.07           9.06             75


--------------------------------------------------------------------------------
                                                                             43

                                    [GRAPHIC]



Financial Performance


                                      Income (loss) from investment operations:            Less distributions:
                                      ----------------------------------------  -----------------------------------------

                           Net asset
                             value,                 Net realized                  Dividends    Distributions
                           beginning     Net       and unrealized   Total from       from        from net
                               of     investment   gain (loss) on   investment  net investment   realized        Total
                           the period   income      investments     operations      income     capital gains distributions
                           ---------- ----------   --------------   ----------  -------------- ------------- -------------
INVESTMENT GRADE BOND FUND
--------------------------
Class A
9/30/2003                    $10.23     $0.58(d)       $ 1.46         $ 2.04        $(0.59)       $(0.14)       $(0.73)
9/30/2002(f)(h)               10.18      0.39(d)         0.04           0.43         (0.38)           --         (0.38)
12/18/2000(i)                  9.91      0.13(d)         0.24           0.37         (0.14)           --         (0.14)
9/30/2000                      9.95      0.71(d)        (0.05)          0.66         (0.70)           --         (0.70)
9/30/1999                     10.27      0.64           (0.03)          0.61         (0.67)        (0.26)        (0.93)
9/30/1998(j)                  10.59      0.48           (0.49)         (0.01)        (0.31)           --         (0.31)
12/31/1997(k)                 10.00      0.62(d)         0.78           1.40         (0.69)        (0.12)        (0.81)
Class B
9/30/2003(g)                  11.21      0.02(d)         0.30           0.32            --            --            --
Class C
9/30/2003(g)                  11.21      0.02(d)         0.30           0.32            --            --            --




(a)Total return would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.


(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.


(c)Annualized for periods less than one year.


(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


(e)A sales charge for Class A and Class C and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.


(f)As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change per share for Class A net investment income and net realized and unrealized gain
   (loss) was less than $0.01. The ratio of net investment income to average net assets for Class A decreased from 5.88% to 5.85% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.


(g)From commencement of class operations on September 12, 2003 through September 30, 2003.


(h)From recommencement of class operations on January 31, 2002 through September 30, 2002.


(i)For the period from October 1, 2000 through December 18, 2000. Class A, formerly Retail Class shares, of the Fund were converted into Class Y, formerly Institutional Class shares, on December 18, 2000.


(j)For the nine months ended September 30, 1998.


(k)From commencement of class operations on January 2, 1997 through December 31, 1997.


--------------------------------------------------------------------------------
44

                                    Ratios to average net assets:
                                 ------------------------------------

 Net asset           Net assets,                                      Portfolio
   value,    Total     end of                  Gross   Net investment turnover
   end of   return   the period  Net Expenses Expenses     income       rate
 the period (%) (a)     (000)     (%) (b)(c)  (%) (c)  (%) (loss) (c)    (%)
 ---------- -------  ----------- ------------ -------- -------------- ---------
   $11.54    20.6(e)   $1,128        0.80        4.67       5.21          34
    10.23     4.3          11        0.80      191.59       5.85          39
    10.14     3.8       2,426        0.80        1.91       6.31           1
     9.91     6.9       2,250        0.80        3.01       7.16          23
     9.95     6.2       2,561        0.80        3.20       6.60          42
    10.27    (0.2)      1,743        0.80        5.25       6.43          48
    10.59    14.3         862        0.80       10.95       6.51         112
   11.53     2.85(e)      160        1.70        7.81       5.83          34
   11.53     2.85(e)        3        1.70        7.81       4.35          34


--------------------------------------------------------------------------------
                                                                             45

                                    [GRAPHIC]



Financial Performance

For a share outstanding throughout each period


                                             Income (loss) from investment operations:            Less distributions:
                                             ----------------------------------------  -----------------------------------------

                                  Net asset
                                    value,                 Net realized                  Dividends    Distributions
                                  beginning     Net       and unrealized   Total from       from        from net
                                      of     investment   gain (loss) on   investment  net investment   realized        Total
                                  the period   income      investments     operations      income     capital gains distributions
                                  ---------- ----------   --------------   ----------  -------------- ------------- -------------
LIMITED TERM GOVERNMENT AND
 AGENCY FUND
---------------------------
Class A
09/30/2003(e)                       $11.73     $0.21(c)       $(0.07)        $ 0.14        $(0.36)         $--         $(0.36)
12/31/2002                           11.36      0.42(c)         0.49           0.91         (0.54)          --          (0.54)
12/31/2001(d)                        11.16      0.51            0.25           0.76         (0.56)          --          (0.56)
12/31/2000                           10.97      0.69            0.20           0.89         (0.70)          --          (0.70)
12/31/1999                           11.70      0.66           (0.74)         (0.08)        (0.65)          --          (0.65)
12/31/1998                           11.64      0.67            0.06           0.73         (0.67)          --          (0.67)
Class B
09/30/2003(d)                        11.71      0.15(b)        (0.06)          0.09         (0.31)          --         $(0.31)
12/31/2002                           11.34      0.35(b)         0.48           0.83         (0.46)          --          (0.46)
12/31/2001(c)                        11.14      0.44            0.24           0.68         (0.48)          --          (0.48)
12/31/2000                           10.95      0.62            0.20           0.82         (0.63)          --          (0.63)
12/31/1999                           11.69      0.59           (0.75)         (0.16)        (0.58)          --          (0.58)
12/31/1998                           11.62      0.60            0.07           0.67         (0.60)          --          (0.60)
Class C
09/30/2003(d)                       $11.72     $0.15(b)       $(0.06)        $ 0.09        $(0.31)         $--         $(0.31)
12/31/2002                           11.35      0.35(b)         0.48           0.83         (0.46)          --          (0.46)
12/31/2001(c)                        11.15      0.44            0.24           0.68         (0.48)          --          (0.48)
12/31/2000                           10.96      0.62            0.20           0.82         (0.63)          --          (0.63)
12/31/1999                           11.70      0.59           (0.75)         (0.16)        (0.58)          --          (0.58)
12/31/1998                           11.63      0.60            0.07           0.67         (0.60)          --          (0.60)





(a)A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and class C shares are not reflected in total return calculations. Periods less than one year are not annualized.


(b)Per share net investment income has been calculated using the average shares outstanding during the period.


(c)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Limited Term Government and Agency Fund was to decrease net investment income per share by $0.04 for Class A, Class B and Class C and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A, 4.22% to 3.85% for Class B, and 4.25% to 3.89% for Class C. For Strategic Income Fund, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A, 8.03% to 8.02% for Class B and 8.04% to 8.02% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(d)For the nine months ended September 30, 2003.


(e)Computed on an annualized basis for periods less than one year.


* The financial information for the periods shown reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles Limited Term U.S. Government Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.


** The financial information for the periods shown reflects the financial information for CDC Nvest Strategic Income Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.


--------------------------------------------------------------------------------
46

                                       Ratios to average net assets:
                                       -----------------------------

        Net asset          Net assets,                               Portfolio
          value,    Total    end of                Net investment    turnover
          end of   return  the period  Expenses        income          rate
        the period (%) (a)    (000)    (%) (e)        (%) (e)           (%)
        ---------- ------- ----------- --------    --------------    ---------
          $11.51     1.2    $117,225     1.37           2.41              53
           11.73     8.2     106,013     1.35           3.66              88
           11.36     6.9     109,189     1.42           4.52             275
           11.16     8.3     118,833     1.40           6.18             384
           10.97    (0.7)    149,756     1.33           5.91             400
           11.70     6.5     194,032     1.31           5.81           1,376
          $11.49     0.7    $ 14,637     2.02           1.77              53
           11.71     7.5      16,263     2.00           3.01              88
           11.34     6.2      14,317     2.07           3.85             275
           11.14     7.7      11,884     2.05           5.53             384
           10.95    (1.4)     14,601     1.98           5.26             400
           11.69     5.9      18,116     1.96           5.16           1,376
          $11.50     0.7    $  8,704     2.02           1.77              53
           11.72     7.5       8,079     2.00           3.01              88
           11.35     6.2       5,851     2.07           3.89             275
           11.15     7.7       6,617     2.05           5.53             384
           10.96    (1.4)      9,054     1.98           5.26             400
           11.70     5.9      13,962     1.96           5.16           1,376


--------------------------------------------------------------------------------
                                                                             47

                                    [GRAPHIC]



Financial Performance


                                             Income (loss) from investment operations:            Less distributions:
                                             ----------------------------------------  -----------------------------------------

                                  Net asset
                                    value,                 Net realized                  Dividends    Distributions
                                  beginning     Net       and unrealized   Total from       from        from net
                                      of     investment   gain (loss) on   investment  net investment   realized        Total
                                  the period   income      investments     operations      income     capital gains distributions
                                  ---------- ----------   --------------   ----------  -------------- ------------- -------------
STRATEGIC INCOME FUND**
-----------------------
Class A
09/30/2003(d)                       $10.72     $0.57(b)       $ 1.93         $ 2.50        $(0.65)       $   --        $(0.65)
12/31/2002                            9.88      0.75(b)         0.72           1.47         (0.63)           --         (0.63)
12/31/2001(c)                        10.80      0.91(b)        (0.92)         (0.01)        (0.91)           --         (0.91)
12/31/2000                           11.65      0.99(b)        (0.91)          0.08         (0.93)           --         (0.93)
12/31/1999                           11.37      1.03            0.31           1.34         (1.02)        (0.04)        (1.06)
12/31/1998                           13.42      1.05           (1.30)         (0.25)        (1.05)        (0.75)        (1.80)
Class B
09/30/2003(d)                        10.71      0.51(b)         1.92           2.43         (0.55)           --         (0.55)
12/31/2002                            9.88      0.67(b)         0.73           1.40         (0.57)           --         (0.57)
12/31/2001(c)                        10.79      0.83(b)        (0.90)         (0.07)        (0.84)           --         (0.84)
12/31/2000                           11.65      0.90(b)        (0.91)         (0.01)        (0.85)           --         (0.85)
12/31/1999                           11.37      0.94            0.31           1.25         (0.93)        (0.04)        (0.97)
12/31/1998                           13.42      0.95           (1.30)         (0.35)        (0.95)        (0.75)        (1.70)
Class C
09/30/2003(d)                        10.70      0.50(b)         1.93           2.43         (0.55)           --         (0.55)
12/31/2002                            9.87      0.67(b)         0.73           1.40         (0.57)           --         (0.57)
12/31/2001(c)                        10.78      0.83(b)        (0.91)         (0.08)        (0.83)           --         (0.83)
12/31/2000                           11.64      0.90(b)        (0.91)         (0.01)        (0.85)           --         (0.85)
12/31/1999                           11.36      0.94            0.31           1.25         (0.93)        (0.04)        (0.97)
12/31/1998                           13.41      0.95           (1.30)         (0.35)        (0.95)        (0.75)        (1.70)



(a)A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and class C shares are not reflected in total return calculations. Periods less than one year are not annualized.


(b)Per share net investment income has been calculated using the average shares outstanding during the period.


(c)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Limited Term Government and Agency Fund was to decrease net investment income per share by $0.04 for Class A, Class B and Class C and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A, 4.22% to 3.85% for Class B, and 4.25% to 3.89% for Class C. For Strategic Income Fund, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A, 8.03% to 8.02% for Class B and 8.04% to 8.02% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(d)For the nine months ended September 30, 2003.


(e)Computed on an annualized basis for periods less than one year.


* The financial information for the periods shown reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles Limited Term U.S. Government Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.


** The financial information for the periods shown reflects the financial information for CDC Nvest Strategic Income Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.


--------------------------------------------------------------------------------
48

                                       Ratios to average net assets:
                                       -----------------------------

        Net asset          Net assets,                               Portfolio
          value,    Total    end of                Net investment    turnover
          end of   return  the period  Expenses        income          rate
        the period (%) (a)    (000)    (%) (e)        (%) (e)           (%)
        ---------- ------- ----------- --------    --------------    ---------
          $12.57    23.7    $140,576     1.28           6.49            27
           10.72    15.5      92,303     1.33           7.38            30
            9.88    (0.1)     94,156     1.31           8.77            10
           10.80     0.7     116,986     1.24           8.73            13
           11.65    12.2     124,869     1.21           9.09            19
           11.37    (1.7)    127,306     1.19           8.33            33
           12.59    23.0     118,217     2.03           5.73            27
           10.71    14.6      98,501     2.08           6.63            30
            9.88    (0.8)    102,159     2.06           8.02            10
           10.79    (0.2)    120,200     1.99           7.98            13
           11.65    11.3     127,723     1.96           8.34            19
           11.37    (2.5)    134,049     1.94           7.58            33
           12.58    23.0      66,394     2.03           5.73            27
           10.70    14.7      27,727     2.08           6.63            30
            9.87    (0.8)     28,925     2.06           8.02            10
           10.78    (0.2)     37,208     1.99           7.98            13
           11.64    11.3      40,265     1.96           8.34            19
           11.36    (2.5)     45,457     1.94           7.58            33


--------------------------------------------------------------------------------
                                                                             49

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A Fund's assets minus its liabilities. With respect to the Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

--------------------------------------------------------------------------------
50

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

--------------------------------------------------------------------------------
                                                                             51

                                    [GRAPHIC]



If you would like more information about the Funds, the following documents are available free upon request:
  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Funds' annual or semiannual report or their SAI, contact your financial representative, or the Funds at:
 CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA
                                     02116
                            Telephone: 800-225-5478
                        Internet: www.cdcnvestfunds.com

                    Important Notice Regarding Delivery of
                            Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

 Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require. Information about the Funds, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the
   Edgar Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
         SEC's Public Reference Section, Washington, D.C. 20549-0102.

 Information on the operation of the Public Reference Room may be obtained by calling the SEC
                              at 1-202-942-8090.

  CDC IXIS Asset Management Distributors, L.P. (CID), and other firms selling shares of CDC Nvest Funds are members of the National Association of Securities
  Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
  The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its Web site at www.NASD.com.



                  (Investment Company Act File No. 811-4323)
                   (Investment Company Act File No. 811-242)
                  (Investment Company Act File No. 811-6241)

  CID distributes the CDC Nvest Funds and Loomis Sayles Funds. If you have a complaint concerning CID or any of its representatives or associated persons, please direct it to CDC IXIS Asset Management Distributors, L.P.,
  Attn: Director of Compliance, 399 Boylston Street - 6/th/ Floor, Boston, MA
                       02116 or call us at 800-225-5478.




                                   XB51-0204

                          [LOGO] CDC NVEST FUNDS/SM/
                                 CDC IXIS Asset
                          Management Distributors



WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses..... Page 14

Management Team.......... Page 18

Fund Services............ Page 20

Financial Performance.... Page 30


  CDC Nvest Income Funds - Class Y Shares
[LOGO] LOOMIS SAYLES & Company L.P.
Loomis Sayles Core Plus Bond Fund
(formerly CDC Nvest Bond Income Fund)

Loomis Sayles Government Securities Fund
(formerly CDC Nvest Government Securities Fund)

Loomis Sayles High Income Fund
(formerly CDC Nvest High Income Fund)

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund
(formerly Loomis Sayles Limited Term U.S. Government Fund)

Loomis Sayles Strategic Income Fund
(formerly CDC Nvest Strategic Income Fund)
                                                                     Prospectus
                                                               February 1, 2004

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call CDC Nvest Funds.


CDC Nvest Funds
P.O. Box 219579,
Kansas City, MO 64121-9579
800-225-5478
www.cdcnvestfunds.com

Table of Contents


Goals, Strategies & Risks
Loomis Sayles Core Plus Bond Fund..................... 2
Loomis Sayles Government Securities Fund.............. 4
Loomis Sayles High Income Fund........................ 6
Loomis Sayles Investment Grade Bond Fund.............. 8
Loomis Sayles Limited Term Government and Agency Fund 10
Loomis Sayles Strategic Income Fund.................. 12
Fund Fees & Expenses
Fund Fees & Expenses................................. 14
More About Risk
More About Risk...................................... 16
Management Team
Meet the Funds' Investment Adviser................... 18
Meet the Funds' Portfolio Managers................... 19
Fund Services
It's Easy to Open an Account......................... 20
Buying Shares........................................ 21
Selling Shares....................................... 22
Selling Shares in Writing............................ 23
Exchanging Shares.................................... 23
Restrictions on Buying, Selling and Exchanging Shares 24
How Fund Shares Are Priced........................... 26
Dividends and Distributions.......................... 27
Tax Consequences..................................... 27
Compensation to Securities Dealers................... 28
Financial Performance
Financial Performance................................ 30
Glossary of Terms
Glossary of Terms.................................... 36


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Core Plus Bond Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Peter W. Palfrey and Richard G. Raczkowski




Category: Corporate Income

Ticker Symbol: Class Y
               -------
               NERYX

 Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets in bond investments. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund will invest at least 80% of its assets in investment-grade bonds (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles) and will generally maintain an average effective maturity of ten years or less. The Fund may also purchase lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's, also known as "junk bonds").
Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

(check mark) fixed charge coverage.


(check mark) the relationship between cash flows and debt service obligations.


(check mark) the experience and perceived strength of management.


(check mark) price responsiveness of the security to interest rate changes.


(check mark) earnings prospects.


(check mark) debt as a percentage of assets.


(check mark) borrowing requirements, debt maturity schedules and liquidation value.

In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher returns.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.
The Fund may also:
.. Invest in Rule 144A securities.

.. Invest in foreign securities, including those in emerging markets, and related currency hedging transactions.

.. Invest in mortgage-related securities.
.. Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.

--------------------------------------------------------------------------------
2

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

For additional information see the section entitled "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.


                                    [CHART]

(total return)                                                              (up triangle) Highest Quarterly Return: Second
                                                                                          Quarter 1995, up 7.47%
      1995    1996    1997    1998    1999    2000    2001    2002    2003  (down triangle) Lowest Quarterly Return: First
     ------  ------  ------  ------  ------  ------  ------  ------  ------                 Quarter 1996, down 2.19%
     20.70%  4.59%   11.40%  8.26%   -0.01%  7.60%   7.80%    3.45%   9.03%


The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. They are also compared to the Lehman Brothers U.S. Credit Index, an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Brothers Aggregate Bond Index and Lehman Brothers U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                                         Since Class
Average Annual Total Returns                                                              Inception
(for the periods ended December 31, 2003)                       Past 1 Year Past 5 Years (12/30/94)
Class Y - Return Before Taxes                                      9.03%       5.52%        7.95%
   Return After Taxes on Distributions*                            7.04%       2.93%        5.12%
   Return After Taxes on Distributions & Sales of Fund Shares*     5.82%       3.06%        5.04%
Lehman Brothers Aggregate Bond Index**                             4.10%       6.62%        8.10%
Lehman Brothers U.S. Credit Index**                                7.70%       7.11%        8.76%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of each Index do not reflect the effect of taxes. The returns of each Index are calculated from 12/31/94.

  For past expenses of Class Y shares, see the section entitled "Fund Fees &
                                  Expenses."

--------------------------------------------------------------------------------
                                                                             3

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Government Securities Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: John Hyll and Clifton V. Rowe

Category:      Government Income
Ticker Symbol: Class Y
               -------
               NEUYX

 Investment Goal

The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

 Principal Investment Strategies


The Fund will, under normal market conditions, invest at least 80% of its net assets in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will not invest more than 20% of its net assets (plus borrowings made for investment purposes) in securities that are not backed or guaranteed by the full faith and credit of the U.S. government.

Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:
(check mark) average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa" by Moody's Investors Service, Inc.

(check mark) average maturity of 10 years or more.

In selecting investments for the Fund's portfolio, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.
.. Loomis Sayles seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities. The Fund may also:
.. Invest in zero-coupon bonds.
.. Invest in mortgage-related securities, including stripped securities.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Agency Securities: Assets in agencies of the U.S. government are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. Please see the Statement of Additional Information (the "SAI") for details.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

For additional information see the section entitled "More About Risk."

--------------------------------------------------------------------------------
4

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role is assumed on June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.

                                    [CHART]

(total return)

 1995    1996    1997    1998    1999    2000    2001    2002   2003  (up triangle) Highest Quarterly Return: Third
------  ------  ------  ------  ------  ------  ------  ------  -----               Quarter 2002, up 8.12%
20.31%  1.12%   10.51%  9.31%   -6.28%  13.50%  5.32%   13.70%  1.64% (down triangle) Lowest Quarterly Return: First
                                                                                      Quarter 1996, down 3.12%


The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Government Bond Index ("Lehman Gov't Bond Index"), an unmanaged index of public debt of the U.S. Treasury, government agencies and their obligations. They are also compared to Lehman Brothers Long Term Government Bond Index ("Lehman Long Term Gov't Bond Index"), an unmanaged index which is made up of the indices in the Lehman Gov't Bond Index that have a maturity of 10 years or more. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Funds shares. The Lehman Gov't Bond Index and Lehman Long Term Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                         Since Class
Average Annual Total Returns                                                              Inception
(for the periods ended December 31, 2003)                       Past 1 Year Past 5 Years  (3/31/94)
Class Y - Return Before Taxes                                      1.64%       5.30%        6.60%
   Return After Taxes on Distributions*                            0.18%       3.18%        4.19%
   Return After Taxes on Distributions & Sales of Fund Shares*     1.07%       3.17%        4.11%
Lehman Gov't Bond Index**+                                         2.36%       6.26%        7.24%
Lehman Long Term Gov't Bond Index**                                2.61%       6.58%        8.87%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
**The returns of the Index do not reflect the effect of taxes.

+ The Lehman Gov't Bond Index replaces the Lehman Long Term Gov't Bond Index as the Fund's comparative index because Loomis Sayles believes that the new index is more representative of the types of securities in which the Fund may invest.


  For past expenses of Class Y shares, see the section entitled "Fund Fees &
                                  Expenses."

--------------------------------------------------------------------------------
                                                                             5

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles High Income Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Matthew J. Eagan and Kathleen C. Gaffney

Category: Corporate Income

 Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.
Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following:

(check mark) issuer debt and debt maturity schedules.


(check mark) earnings prospects.


(check mark) responsiveness to changes in interest rates.


(check mark) experience and perceived strength of management.


(check mark) borrowing requirements and liquidation value.


(check mark) market price in relation to cash flow, interest and dividends.

In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.
.. Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.
.. Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.
.. Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities.
The Fund may also:
.. Invest in zero-coupon, pay-in-kind and Rule 144A securities.

.. Invest in derivative securities.

.. Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its investment goal.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.
A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Derivative Securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below- average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.

--------------------------------------------------------------------------------
6

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.



For additional information see the section entitled "More About Risk."

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The returns shown are those of the Fund's Class A shares which are not offered in this Prospectus. This is because Class Y shares were not outstanding during the periods shown. Class Y shares would have substantially similar annual returns because they are invested in the same portfolio of securities as Class A shares and would only differ to the extent that the classes do not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses. The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment policies for periods prior to July 1, 1996. The Fund's performance may have been different under its current advisory arrangements and investment policies.



The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+ The returns for Class Y shares differ from the Class
A returns shown in the bar chart to the extent their respective expenses differ.



                                    [CHART]

              (total return)+                                                   (up triangle) Highest Quarterly Return: Second
                                                                                              Quarter 2003, up 9.95%
 1994    1995    1996    1997    1998   1999    2000     2001     2002    2003  (down triangle) Lowest Quarterly
------  ------  ------  ------  ------  -----  -------  -------  ------  ------                 Return: Fourth Quarter 2000,
-3.22%  11.78%  14.88%  15.37%  -1.70%  4.00%  -16.09%  -10.65%  -8.86%  27.91%                 down 11.32%





The table below shows how the average annual total returns (before and after taxes) of the Fund's Class A shares for the one-year, five-year and ten-year periods compare to those of the Lehman Brothers High Yield Composite Index, a market-weighted unmanaged index of fixed-rate, non-investment grade debt. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Brothers High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




Average Annual Total Returns+
(for the periods ended December 31, 2003)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                     22.27%       -2.80%        2.04%
   Return After Taxes on Distributions*                           19.12%       -6.46%       -1.74%
   Return After Taxes on Distributions & Sales of Fund Shares*    14.26%       -4.50%       -0.53%
Lehman Brothers High Yield Composite Index**                      28.97%        5.23%        6.89%



* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. Class A commenced operations 2/22/84.


+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.




For estimated expenses of Class Y shares, see the section entitled "Fund Fees &
                                  Expenses."

--------------------------------------------------------------------------------
                                                                             7

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Investment Grade Bond Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Daniel J. Fuss and Steven Kaseta



Category: Corporate Income

Ticker Symbol: Class Y
               -------
               LSIIX

 Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its assets in investment grade fixed income securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Services Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles). In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds"). The Fund may invest in fixed income securities of any maturity. The Fund will not invest in equity securities of any kind or make any equity investment.

In deciding which securities to buy and sell, the Fund will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive Loomis Sayles' investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles makes significant use of nonmarket related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).


The Fund may also:
.. Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).
.. Invest in corporate securities, U.S. Government securities, and commercial paper.
.. Invest in zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, and convertible securities.
.. Engage in foreign currency hedging transactions, repurchase agreements, swap transactions and securities lending.
.. Invest in Rule 144A securities.

.. For temporary defensive purposes, invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Derivative Securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to market values, interest rates or the currency exchange rate.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Foreign Shareholders: A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese


--------------------------------------------------------------------------------
8
  investors or brokerage firms, or decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund's adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

For additional information see the section entitled "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.+


                                    [CHART]

(total return)+                                                 (up triangle) Highest Quarterly Return:  Second
                                                                              Quarter 2003, up 9.23%
   1997     1998     1999     2000     2001     2002     2003   (down triangle) Lowest Quarterly Return: Third
   ----     ----     ----     ----     ----     ----     ----                   Quarter 1998, down 3.34%
  14.51%    3.31%    3.92%    11.13%   5.92%    10.84%   19.61%








The table below shows how average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. You may not invest directly in an index. The Fund's total returns reflect expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Lehman Brothers Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.+




                                                                                         Since Fund
Average Annual Total Returns+                                                            Inception
(for the periods ended December 31, 2003)                       Past 1 Year Past 5 Years (12/31/96)
Class Y - Return Before Taxes                                     19.61%       10.15%      9.75%
   Return After Taxes on Distributions*                           16.82%        7.50%      6.90%
   Return After Taxes on Distributions & Sales of Fund Shares*    12.94%        7.04%      6.58%
Lehman Brothers Government/Credit Index**                          4.67%        6.66%      7.49%



* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes.

+ The returns shown for the periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund's performance to reflect Class Y expenses is based on the net expenses of the Class after taking into effect the Fund's current expense cap arrangements.


For information about the Fund's expenses, see the section entitled "Fund Fees
                                 & Expenses."

--------------------------------------------------------------------------------
                                                                             9

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Limited Term Government and Agency Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: John Hyll and Clifton V. Rowe

Category:      Government Income
Ticker Symbol: Class Y
               -------
               NELYX

 Investment Goal

The Fund seeks a high current return consistent with preservation of capital. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Fund will, under normal market conditions, invest at least 80% of its net assets in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.
Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change:

(check mark) average credit rating of "AAA" by Standard & Poor's Ratings Group
             ("S&P") or "Aaa" by Moody's Investors Service, Inc., ("Moody's").


(check mark) effective duration range of two to four years.


In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment to the Fund.
.. It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.
.. Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.
The Fund may also:
.. Invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P and Baa or higher by Moody's).
.. Invest in zero-coupon bonds.
.. Invest in foreign bonds denominated in U.S. dollars.
.. Invest in asset-backed securities (if rated AAA by S&P or Aaa by Moody's). .. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks


Agency Securities: Assets in agencies of the U.S. government are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. Please see the Statement of Additional Information (the "SAI") for details.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.
Foreign securities: Foreign bonds denominated in U.S. dollars may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

--------------------------------------------------------------------------------
10

Mortgage-related and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

For additional information see the section entitled "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role is assumed on June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.+


                                    [CHART]

(total return)+

   1995    1996    1997    1998    1999    2000    2001    2002    2003  (up triangle) Highest Quarterly Return: Third
  ------  ------  ------  ------  ------  ------  ------  ------  ------               Quarter 1998, up 4.80%
  13.35%  2.73%   7.53%   6.91%   -0.32%  8.82%   7.41%   8.62%    1.83% (down triangle) Lowest Quarterly Return: First
                                                                                         Quarter 1996, down 1.20%




The table below shows how the average annual total returns (before and after taxes) for the one-year, five year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. government and its agencies having maturities between one and ten years. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Int. Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                                        Since Class
Average Annual Total Returns+                                                            Inception
(for the periods ended December 31, 2003)                      Past 1 Year Past 5 Years  (3/31/94)
Class Y - Return Before Taxes                                     1.83%       5.20%        5.73%
   Return After Taxes on Distribution*                            0.22%       2.98%        3.22%
   Return After Taxes on Distribution & Sales of Fund Shares*     1.18%       3.04%        3.29%
Lehman Int. Gov't Bond Index**                                    2.29%       6.18%        6.69%



* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes.

+ The returns shown reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.


  For past expenses of Class Y shares, see the section entitled "Fund Fees &
                                  Expenses."

--------------------------------------------------------------------------------
                                                                             11

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Strategic Income Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Daniel J. Fuss and Kathleen C. Gaffney



Category: Corporate Income

Ticker Symbol: Class Y
               -------
               NEZYX

 Investment Goal

The Fund seeks high current income with a secondary objective of capital growth. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including lower-quality securities, or "junk bonds") with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and U.S. government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various types of income-producing securities based upon changing market conditions.
Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

(check mark) discounted share price compared to economic value.


(check mark) undervalued credit ratings with strong or improving credit profiles.


(check mark) yield premium relative to its benchmark.


In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:
.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.
.. Loomis Sayles seeks to buy bonds at a discount - bonds that offer a positive yield advantage over the market and, in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.
.. Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, foreign bonds and U.S. government securities.
.. The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.
The Fund may also:
.. Invest in zero-coupon or pay-in-kind bonds.
.. Invest in mortgage-related securities and stripped securities.
.. Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

--------------------------------------------------------------------------------
12

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

For additional information see the section entitled "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.



The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.+


                                    [CHART]

   (total return)+
                                            (up triangle) Highest Quarterly Return: Second
    2000      2001     2002     2003                      Quarter 2003, up 12.55%
   ------    ------   ------   ------       (down triangle) Lowest Quarterly Return: Third
   1.04%      0.33%   15.85%   35.19%                       Quarter 2001, down 2.69%





The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten- year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to the Lehman Brothers Universal Bond Index, an unmanaged index representing a blend of the Lehman Aggregate, High Yield and Emerging Market Indices. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Brothers Aggregate Bond Index and the Lehman Brothers Universal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                    Since Class
Average Annual Total Returns+                                        Inception
(for the periods ended December 31, 2003)               Past 1 Year  (12/1/99)
Class Y - Return Before Taxes                             35.19%      12.71%
   Return After Taxes on Distributions*                   31.49%       9.29%
   Return After Taxes on Distributions & Sales of Fund
     Shares*                                              22.61%       8.66%
Lehman Brothers Aggregate Bond Index **                    4.10%       8.57%
Lehman Brothers Universal Bond Index**                     5.82%       8.63%



* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of each Index do not reflect the effect of taxes. The returns of each Index are calculated from 12/31/99.


+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.


  For past expenses of Class Y shares, see the section entitled "Fund Fees &
                                  Expenses."

--------------------------------------------------------------------------------
                                                                             13

                                    [GRAPHIC]




Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

 Shareholder Fees

(fees paid directly from your investment)

                                                 All Funds
                                                  Class Y
Maximum sales charge (load) imposed on purchases   None
Maximum deferred sales charge (load)               None
Redemption fees                                    None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                            Core Plus       Government          High
                                            Bond Fund     Securities Fund   Income Fund*
                                             Class Y          Class Y         Class Y
Management fees                               0.41%            0.55%            0.70%
Distribution and/or service (12b-1) fees      0.00%            0.00%            0.00%
Other expenses                                0.32%            0.41%            0.52%
Total annual fund operating expenses          0.73%            0.96%            1.22%
                                                           Limited Term
                                         Investment Grade Government and  Strategic Income
                                           Bond Fund/1/     Agency Fund       Fund/2/
                                             Class Y          Class Y         Class Y
Management fees                               0.40%            0.57%            0.64%
Distribution and/or service (12b-1) fees      0.00%            0.00%            0.00%
Other expenses                                0.94%            0.36%            0.33%
Total annual fund operating expenses          1.34%            0.93%            0.97%
Fee Waiver and/or Expense Reimbursement       0.79%            0.00%           -0.03%
Net Expenses                                  0.55%            0.93%            1.00%

* Class Y shares of the High Income Fund were not outstanding during 2003. Expenses for High Income Fund have been estimated.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 0.55% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2005 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


2 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.00% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2005 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


--------------------------------------------------------------------------------
14

 Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods;
.. Your investment has a 5% return each year;
.. A Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


            Core Plus       Government          High
            Bond Fund     Securities Fund   Income Fund
             Class Y          Class Y         Class Y
1 year        $   75          $   98           $  124
3 years       $  233          $  306           $  387
5 years       $  406          $  531           $  670
10 years      $  906          $1,178           $1,477
                           Limited Term
         Investment Grade Government and  Strategic Income
            Bond Fund       Agency Fund         Fund
             Class Y          Class Y         Class Y
1 year        $   56          $   95           $  102
3 years       $  346          $  296           $  312
5 years       $  658          $  515           $  539
10 years      $1,544          $1,143           $1,192

* The example is based on the Net Expenses shown above for the Strategic Income Fund and Investment Grade Bond Fund for the 1-year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years. The Example is based on the Total Annual Fund Operating Expenses for all other Funds for all periods.

--------------------------------------------------------------------------------
                                                                             15

                                    [GRAPHIC]



More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.
Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk (Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Core Plus Bond, High Income and Strategic Income Funds) The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk (All Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.


Foreign Risk (All Funds except Government Securities Fund) The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic stability.


High Yield Risk (Core Plus Bond, High Income and Strategic Income Funds) The risk associated with investing in high yield securities and unrated securities of similar quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund's ability to sell them.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.


Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.


Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


Options, Futures, Swap Contracts and Other Derivatives Risks (All Funds except Investment Grade Bond Fund for options and futures) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes.


--------------------------------------------------------------------------------
16

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (All Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Core Plus Bond, High Income and Strategic Income Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold.

--------------------------------------------------------------------------------
                                                                             17

                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Adviser


The CDC Nvest Funds family (as defined below) currently includes 22 mutual funds. The CDC Nvest Funds family had combined assets of $4.7 billion as of September 30, 2003. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of the CDC Nvest Income Funds (the "Funds" or each a "Fund"), which, along with the CDC Nvest Equity Funds, CDC Nvest Star Funds, CDC Nvest Tax Free Income Funds, Loomis Sayles Research Fund, Loomis Sayles Growth Fund and Loomis Sayles International Equity Fund, constitute the "CDC Nvest Funds." CDC Nvest Cash Management Trust - Money Market Series is the "Money Market Fund."


 Adviser


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of CDC IXIS Asset Management North America, which is a subsidiary of CDC IXIS Asset Management, a French asset manager. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $50.7 billion in assets under management as of September 30, 2003. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of the Funds. *



The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended September 30, 2003, as a percentage of each Fund's average daily net assets, were 0.41% for Loomis Sayles Core Plus Bond Fund, 0.55% for Loomis Sayles Government Securities Fund, 0.70% for Loomis Sayles High Income Fund, 0.40% for Loomis Sayles Investment Grade Bond Fund (after waiver or reimbursement), 0.57% for Loomis Sayles Limited Term Government and Agency Fund, and 0.64% for Loomis Sayles Strategic Income Fund (after waiver or reimbursement).



* Prior to September 1, 2003, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") served as the adviser to the Funds. Loomis Sayles was the Funds' subadviser during such period. Effective September 1, 2003, CDC IXIS Advisers began serving as advisory administrator to Loomis Sayles Core Plus Bond Fund and Loomis Sayles U.S. Government Securities Fund.


 Portfolio Trades

In placing portfolio trades, each Fund's adviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management North America, Loomis Sayles' parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.


Transactions with Other Investment Companies. To the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC, each Fund may invest any of its daily cash balances in shares of investment companies that are advised by Loomis Sayles or its affiliates (including affiliated money market and short-term bond funds).



Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief that may be granted by the SEC, a Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.



--------------------------------------------------------------------------------
18

Matthew J. Eagan


Matthew Eagan has served as co-portfolio manager of the High Income Fund since May 2002. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1990 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst. Mr. Eagan has over 15 years of investment experience.


Daniel J. Fuss


Daniel Fuss has served as portfolio manager of the Strategic Income Fund since May 1995 and has served as co-portfolio manager of the Investment Grade Bond Fund since its inception in December 1996. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1968 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 36 years of investment experience.


Kathleen C. Gaffney


Kathleen Gaffney has been assisting Daniel Fuss as a portfolio manager of the Strategic Income Fund since April 1996 and has served as co-portfolio manager of the High Income Fund since May 2002. Ms. Gaffney, Vice President of Loomis Sayles, joined the company in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over 19 years of investment experience.


John Hyll


John Hyll has served as co-portfolio manager of the Government Securities Fund since January 2003 and the Limited Term Government and Agency Fund since April 2003. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1989. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 20 years of investment experience.


Meet the Funds' Portfolio Managers


Steven Kaseta


Steven Kaseta has served as co-portfolio manager of the Investment Grade Bond Fund since February 2002. Mr. Kaseta, Vice President of Loomis Sayles, joined the firm in 1994. He received a A.B. from Harvard University and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kaseta has over 21 years of investment experience.


Peter W. Palfrey


Peter Palfrey has served as co-portfolio manager of the Core Plus Bond Fund since May 1999, including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund. Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 2001. Prior to that he was Senior Vice President of Back Bay Advisors from 1993 until 2001. Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 21 years of investment experience.


Richard G. Raczkowski


Richard Raczkowski has served as a co-portfolio manager of the Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 2001. Prior to that he was Vice President of Back Bay Advisors from 1998 until 2001. He received a B.A. from the University of Massachusetts, an M.B.A. from Northeastern University and has over 19 years of investment experience.


Clifton V. Rowe


Cliff Rowe has served as co-portfolio manager of the Limited Term Government and Agency Fund since June 2001 and the Government Securities Fund since January 2003. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 1992. Prior to becoming a Portfolio Manager, he served Loomis Sayles as a Trader from 1992 until 2001. He holds the designation of Chartered Financial Analyst. Mr. Rowe received a B.B.A. from James Madison University and has over 12 years of investment experience.


--------------------------------------------------------------------------------
                                                                             19

                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account

 To Open an Account with CDC Nvest Funds:

1.Read this Prospectus carefully. The Funds will only accept accounts from U.S.
  citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:
    . Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:
    . Retirement Plans (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.
    . Insurance Company Accounts of New England Financial, Metropolitan Life
      Insurance Company ("MetLife") or their affiliates.
    . Separate Accounts of New England Financial, MetLife or their affiliates. . Wrap Fee Programs of certain broker-dealers not being paid by the Fund,
      Loomis Sayles or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.
    . Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.
    . Deferred Compensation Plan Accounts of New England Life Insurance Company
      ("NELICO"), MetLife or their affiliates ("Deferred Compensation
      Accounts").
    . Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Funds below the stated minimums.

3.You should contact CDC Nvest Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.Use the sections of this Prospectus that follow as your guide for purchasing shares.

 Certificates

You will not receive certificates representing Class Y shares.

--------------------------------------------------------------------------------
20

                                    [GRAPHIC]



Fund Services
Buying Shares


                                  Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the     . Make out a check in U.S. dollars for the
                       investment amount, payable to "CDC             investment amount, payable to "CDC
 [GRAPHIC]             Nvest Funds." Third party checks and           Nvest Funds." Third party checks and
                       "starter" checks will not be accepted.         "starter" checks will not be accepted.
                     . Mail the check with your completed           . Complete the investment slip from an
                       application to CDC Nvest Funds, P.O. Box       account statement or include a letter
                       219579, Kansas City, MO 64121-9579.            specifying the Fund name, your class of
                                                                      shares, your account number and the
                                                                      registered account name(s).
 By Exchange (See the section entitled "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund     . Call your investment dealer or CDC Nvest
                       into which you are exchanging by calling       Funds at 800-225-5478 to request an
 [GRAPHIC]             your investment dealer or CDC Nvest            exchange.
                       Funds at 800-225-5478.
                     . Call your investment dealer or CDC Nvest
                       Funds to request an exchange.
 By Wire
                     . Call CDC Nvest Funds at 800-225-5478 to      . Instruct your bank to transfer funds to
                       obtain an account number and wire              State Street Bank & Trust Company,
 [GRAPHIC]             transfer instructions. Your bank may           ABA# 011000028, and DDA # 99011538.
                       charge you for such a transfer.              . Specify the Fund name, your class of
                                                                      shares, your account number and the
                                                                      registered account name(s). Your bank
                                                                      may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Ask your bank or credit union whether it is  . Call CDC Nvest Funds at 800-225-5478 to
                       a member of the ACH system.                    add shares to your account through ACH.
 [GRAPHIC]           . Complete the "Bank Information" section      . If you have not signed up for the ACH
                       on your account application.                   system, please call CDC Nvest Funds for a
                     . Mail your completed application to CDC         Service Options Form.
                       Nvest Funds, P.O. Box 219579, Kansas
                       City, MO 64121-9579.


--------------------------------------------------------------------------------
                                                                             21

                      To Sell Some or All of Your Shares
Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."


 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar
 [GRAPHIC]             amount to be redeemed and the method by which you wish to receive your proceeds.
                       Additional materials may be required. See the section entitled "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to CDC Nvest Funds, P.O. Box 219579, Kansas City,
                       MO 64121-9579 or by registered, express or certified mail to CDC Nvest Funds, 330 West
                       9th Street, Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.
 By Exchange (See the section entitled "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or CDC Nvest Funds at 800-225-5478.
 [GRAPHIC]           . Call CDC Nvest Funds to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call CDC Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see
 [GRAPHIC]             above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call CDC Nvest
                       Funds at 800-225-5478 for a Service Options Form.
                     . Call CDC Nvest Funds to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call CDC Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above).
 [GRAPHIC]




Selling Shares

--------------------------------------------------------------------------------
22

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account other than a previously established bank on file.


A notary public cannot provide a signature guarantee. The Funds will only accept signature guarantees bearing the STAMP 2000 Medallion imprint. A signature guarantee can be obtained from one of the following sources:

.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

--------------------------------------------------------------------------------
                                                                             23

Exchanging Shares


You may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any CDC Nvest Fund that offers Class Y shares, for Institutional Class shares of any other series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of a Money Market Fund. Certain Loomis Sayles Funds have redemption fees. Please read the prospectus prior to exchanging. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any CDC Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other CDC Nvest Fund which does not offer Class Y shares. Class A shares of any CDC Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any CDC Nvest Fund. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of a fund shares for shares of another fund is treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.



Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that the Funds and the Distributor may consider to be "market timing."



Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Funds and the Distributor will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners.



 Purchase Restrictions



Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.


Restrictions on Buying, Selling and Exchanging Shares

--------------------------------------------------------------------------------
24

                                    [GRAPHIC]



Fund Services

Restrictions on Buying, Selling and Exchanging Shares (continued)



 Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners
               refuse transaction       . With
               requests:                  suspicion/evidence of
                                          a fraudulent act
               The Fund may pay the     . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds        made within 10
               until the check or         calendar days of
               funds have cleared:        purchase by check or
                                          ACH of the shares
                                          being redeemed



--------------------------------------------------------------------------------
                                                                             25

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:
.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in Loomis Sayles' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if Loomis Sayles in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section entitled "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by each Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).



.. Securities traded on foreign exchanges -- market price on the non-U.S.
  exchange, unless the Fund believes that an occurrence after the close of the exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.

.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

How Fund Shares Are Priced

--------------------------------------------------------------------------------
26

                                    [GRAPHIC]



Fund Services

How Fund Shares Are Priced (continued)


.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.


The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.


Dividends and Distributions


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares dividends for each class daily and pays them monthly. The net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another CDC Nvest Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced long-term capital gain rates described below. "Qualified dividend income" generally includes dividends from domestic and some foreign corporations. It does not include income from fixed-income securities. In addition, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares for such distributions to be eligible for treatment as qualified dividend income.



A Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.


--------------------------------------------------------------------------------
                                                                             27

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of any Fund's dividends that are derived from such interest.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


Sales or Exchanges of Fund Shares. The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.


You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.



Compensation to Securities Dealers

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the CDC Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

--------------------------------------------------------------------------------
28

                      This page left blank intentionally.

--------------------------------------------------------------------------------
                                                                             29

                                    [GRAPHIC]



Financial Performance


The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with each Fund's financial statements, is included in the Fund's annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.




For a share outstanding throughout each period



                                      Income (loss) from investment operations:            Less distributions:
                                      ----------------------------------------  -----------------------------------------

                           Net asset
                             value,                 Net realized                  Dividends    Distributions
                           beginning     Net       and unrealized   Total from       from        from net
                               of     investment   gain (loss) on   investment  net investment   realized        Total
                           the period   income      investments     operations      income     capital gains distributions
                           ---------- ----------   --------------   ----------  -------------- ------------- -------------

CORE PLUS BOND FUND
Class Y
09/30/2003(f)                $11.33     $0.41(c)       $ 0.35         $ 0.76        $(0.40)       $   --        $(0.40)
12/31/2002                    11.63      0.69(c)        (0.32)          0.37         (0.67)           --         (0.67)
12/31/2001(d)                 11.54      0.79            0.10           0.89         (0.80)           --         (0.80)
12/31/2000                    11.54      0.83            0.01           0.84         (0.84)           --         (0.84)
12/31/1999                    12.38      0.85           (0.86)         (0.01)        (0.82)        (0.01)        (0.83)
12/31/1998                    12.41      0.84            0.15           0.99         (0.84)        (0.18)        (1.02)

GOVERNMENT SECURITIES FUND
Class Y
09/30/2003(f)                $12.11     $0.31(c)       $ 0.04         $ 0.35        $(0.39)       $   --        $(0.39)
12/31/2002                    11.17      0.49(c)         1.00           1.49         (0.55)           --         (0.55)
12/31/2001(d)                 11.17      0.55            0.04           0.59         (0.59)           --         (0.59)
12/31/2000                    10.44      0.65            0.71           1.36         (0.63)           --         (0.63)
12/31/1999                    11.88      0.70           (1.43)         (0.73)        (0.71)           --         (0.71)
12/31/1998                    11.54      0.72            0.32           1.04         (0.70)           --         (0.70)



(a)Periods less than one year are not annualized.


(b)Computed on an annualized basis for periods less than one year.


(c)Per share net investment income has been calculated using the average shares outstanding during the period.


(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease the ratio of net investment income to average net assets from 6.75% to 6.68% for Class Y. The effect of this change for the year ended December 31, 2001 for Government Securities Fund was to decrease net investment income per share by $0.04 for Class Y and to decrease the ratio of net investment income to average net assets from 5.24% to 4.85% for Class Y. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(e)Amount is less than one tenth of one percent.


(f)For the nine months ended September 30, 2003.


--------------------------------------------------------------------------------
30

                                        Ratios to average net assets:
                                        -----------------------------

       Net asset            Net assets,
         value,    Total      end of                Net investment    Portfolio
         end of    return   the period  Expenses        income        turnover
       the period  (%)(a)      (000)     (%)(b)         (%)(b)        rate (%)
       ---------- ------    -----------  --------    --------------   ---------

        $11.69      6.9       $17,889     0.73           4.85             61
         11.33      3.5        18,346     0.67           6.15             65
         11.63      7.8        17,351     0.67           6.68             84
         11.54      7.6        14,013     0.67           7.40             83
         11.54     (0.0)(e)    10,320     0.72           7.12             63
         12.38      8.2         9,289     0.76           6.69             65

        $12.07      2.9       $ 2,936     0.96           3.40             41
         12.11     13.7         6,822     0.87           4.28             52
         11.17      5.3         4,821     1.00           4.85            317
         11.17     13.5         4,593     1.01           6.09            622
         10.44     (6.3)        2,754     1.11           6.25            313
         11.88      9.3         3,404     1.13           6.05            106


--------------------------------------------------------------------------------
                                                                             31

                                    [GRAPHIC]



Financial Performance



                                      Income (loss) from investment operations:            Less distributions:
                                      ----------------------------------------- -----------------------------------------

                           Net asset
                             value,                 Net realized                  Dividends    Distributions
                           beginning     Net       and unrealized   Total from       from        from net
                               of     investment   gain (loss) on   investment  net investment   realized        Total
                           the period   income      investments     operations      income     capital gains distributions
                           ---------- ----------   --------------   ----------  -------------- ------------- -------------

INVESTMENT GRADE BOND FUND
Class Y
9/30/2003                    $10.23     $0.61(d)       $ 1.46         $2.07         $(0.62)       $(0.14)       $(0.76)
9/30/2002(e)                  10.09      0.62(d)         0.09          0.71          (0.55)        (0.02)        (0.57)
9/30/2001                      9.92      0.65(d)         0.18          0.83          (0.66)           --         (0.66)
9/30/2000                      9.96      0.73(d)        (0.05)         0.68          (0.72)           --         (0.72)
9/30/1999                     10.28      0.76           (0.12)         0.64          (0.70)        (0.26)        (0.96)




(a)Total return would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.


(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.


(c)Annualized for periods less than one year.


(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


(e)As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change per share for Class Y net investment income and net realized and unrealized gain
   (loss) was less than $0.01. The ratio of net investment income to average net assets for Class Y decreased from 6.10% to 6.08% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.


--------------------------------------------------------------------------------
32

                                      Ratios to average net assets:
                                      -----------------------------

        Net asset         Net assets,
          value,   Total    end of                Net investment    Portfolio
          end of   return the period  Expenses        income        turnover
        the period (%)(a)    (000)     (%)(b)         (%)(b)        rate (%)
        ---------- ------ -----------  --------    --------------   ---------

         $11.54     20.9    $10,230     0.55           5.58            34
          10.23      7.2      7,874     0.55           6.08            39
          10.09      8.6      8,549     0.55           6.43            15
           9.92      7.2      2,905     0.55           7.35            23
           9.96      6.5      2,427     0.55           6.83            42


--------------------------------------------------------------------------------
                                                                             33

                                    [GRAPHIC]



Financial Performance



For a share outstanding throughout each period



                                         Income (loss) from investment operations:            Less distributions:
                                         ----------------------------------------  -----------------------------------------

                            Net asset
                              value,                   Net realized                  Dividends    Distributions
                            beginning       Net       and unrealized   Total from       from        from net
                                of       investment   gain (loss) on   investment  net investment   realized        Total
                            the period     income      investments     operations      income     capital gains distributions
                            ----------   ----------   --------------   ----------  -------------- ------------- -------------

LIMITED TERM GOVERNMENT AND AGENCY FUND*
Class Y
09/30/2003(e)                 $11.78       $0.25(b)       $(0.08)        $ 0.17        $(0.40)         $--         $(0.40)
12/31/2002                     11.41        0.48(b)         0.48           0.96         (0.59)          --          (0.59)
12/31/2001(c)                  11.20        0.56            0.26           0.82         (0.61)          --          (0.61)
12/31/2000                     11.00        0.75            0.19           0.94         (0.74)          --          (0.74)
12/31/1999                     11.73        0.70           (0.74)         (0.04)        (0.69)          --          (0.69)
12/31/1998                     11.66        0.72            0.06           0.78         (0.71)          --          (0.71)

STRATEGIC INCOME FUND**
Class Y
09/30/2003(e)                 $10.74       $0.60(b)       $ 1.93         $ 2.53        $(0.69)         $--         $(0.69)
12/31/2002                      9.90        0.80(b)         0.71           1.51         (0.67)          --          (0.67)
12/31/2001(c)                  10.81        0.94(b)        (0.92)          0.02         (0.93)          --          (0.93)
12/31/2000                     11.65        0.96(b)        (0.84)          0.12         (0.96)          --          (0.96)
12/31/1999(g)                  11.45        0.86           (0.56)          0.30         (0.10)          --          (0.10)



(a)Periods less than one year are not annualized.


(b)Per share net investment income has been calculated using the average shares outstanding during the period.


(c)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Limited Term Government and Agency Fund was to decrease net investment income per share by $.04 for Class Y and to decrease the ratio of net investment income to average net assets from 5.34% to 4.98% for Class Y. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(d)Amount is less than $500.


(e)For the nine months ended September 30, 2003.


(f)Computed on an annualized basis for periods less than one year.


(g)For the period December 1, 1999 (inception) through December 31, 1999.


* The financial information for the periods shown reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class Y shares, which were reorganized into Class Y shares of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.


** The financial information for the periods shown reflects the financial information of CDC Nvest Strategic Income Fund's Class Y shares, which were reorganized and Class Y shares of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.


--------------------------------------------------------------------------------
34

                                      Ratios to average net assets:
                                      -----------------------------

        Net asset         Net assets,
          value,   Total    end of                Net investment    Portfolio
          end of   return the period  Expenses        income        turnover
        the period (%)(a)    (000)     (%)(f)         (%)(f)        rate (%)
        ---------- ------ ----------- --------    --------------    ---------

         $11.55      1.5    $6,886      0.93           2.87              53
          11.78      8.6     8,529      0.88           4.14              88
          11.41      7.4     3,441      0.95           4.98             275
          11.20      8.8     3,254      0.95           6.63             384
          11.00     (0.3)    7,086      0.98           6.26             400
          11.73      6.9     8,345      0.96           6.16           1,351

         $12.58     24.0    $2,193      0.97           6.83              27
          10.74     15.9     1,039      0.94           7.77              30
           9.90      0.3       445      0.93           9.10              10
          10.81      1.0       335      0.90           9.07              13
          11.65      2.7        --(d)   0.96           9.34              19

--------------------------------------------------------------------------------
                                                                             35

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A Fund's assets minus its liabilities. With respect to the Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

--------------------------------------------------------------------------------
36

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

--------------------------------------------------------------------------------
                                                                             37

                                    [GRAPHIC]



If you would like more information about the Funds, the following documents are available free upon request:
  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Funds' annual or semiannual report or their SAI, contact your financial representative, or the Funds at:
                 CDC IXIS Asset Management Distributors, L.P.,
                     399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478
                        Internet: www.cdcnvestfunds.com
         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

 Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

 Information about the Funds, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the
   Edgar Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
                                 SEC's Public
                Reference Section, Washington, D.C. 20549-0102.

 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  CDC IXIS Asset Management Distributors, L.P. (CID), and other firms selling shares of CDC Nvest Funds are members of the National Association of Securities
  Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
  The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its Web site at www.NASD.com.

  CID distributes the CDC Nvest Funds and Loomis Sayles Funds. If you have a complaint concerning CID or any of its

                  (Investment Company Act File No. 811-4323)
                   (Investment Company Act File No. 811-242)
                  (Investment Company Act File No. 811-6241)

   representatives or associated persons, please direct it to CDC IXIS Asset Management Distributors, L.P., Attn: Director of Compliance, 399 Boylston
      Street - 6/th/ Floor, Boston, MA 02116 or call us at 800-225-5478.




                                                                      YB51-0204

                                     Part B

CDC Nvest Star Advisers Fund
CDC Nvest Star Small Cap Fund
CDC Nvest Star International Fund (formerly CDC Nvest Star Worldwide Fund) CDC Nvest Star Value Fund
CGM Advisor Targeted Equity Fund (formerly CDC Nvest Targeted Equity Fund) Westpeak Capital Growth Fund (formerly CDC Nvest Capital Growth Fund)

For CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star International Fund and CDC Nvest Star Value Fund, Statement of Additional Information - Part I for the CDC Nvest Star Funds dated May 1, 2003 is incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File No:
002-98326; Accession No.: 0001169232-03-003280) as supplemented on June 20, 2003
(Accession No.: 0001127563-03-000126), July 7, 2003 (Accession No.:
0001127563-03-000146) and July 21, 2003 (Accession No.: 0001127563-03-000161).

For CGM Advisor Targeted Equity Fund and Westpeak Capital Growth Fund, Statement of Additional Information - Part I for the CDC Nvest Equity Funds dated May 1, 2003 is incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File
No: 002-98326; Accession No.: 0001169232-03-003280) as supplemented on June 20,
2003 (Accession No.: 0001127563-03-000126), July 7, 2003 (Accession No.:
0001127563-03-000146) and July 21, 2003 (Accession No.: 0001127563-03-000161).

For CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star International Fund, CDC Nvest Star Value Fund, CGM Advisor Targeted Equity Fund and Westpeak Capital Growth Fund, Statement of Additional Information - Part II for the CDC Nvest dated May 1, 2003 is incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File No: 002-98326; Accession No.:
0001169232-03-003280) as supplemented on June 20, 2003 (Accession No.:
0001127563-03-000126), July 7, 2003 (Accession No.: 0001127563-03-000146), July
21, 2003 (Accession No.: 0001127563-03-000161), and August 4, 2003 (Accession
No.: 0001127563-03-000175).

[LOGO OF CDC NVEST FUNDS/SM/]

--------------------------------------------------------------------------------
Statement of Additional Information - PART I

February 1, 2004

Loomis Sayles Core Plus Bond Fund

(formerly CDC Nvest Bond Income Fund)

Loomis Sayles Government Securities Fund
Loomis Sayles High Income Fund
Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

(formerly Loomis Sayles Limited Term U.S. Government Fund)

Loomis Sayles Strategic Income Fund

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated February 1, 2004 for Classes A, B and C shares or the Prospectus of the Funds dated February 1, 2004 for Class Y shares, as from time to time revised or supplemented (each, a "Prospectus" and, together, the "Prospectuses"). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.

     Part I of this Statement contains specific information about the Funds listed above. Part II includes information about the Funds and other CDC Nvest Funds.


     Loomis Sayles Core Plus Bond Fund (formerly CDC Nvest Bond Income Fund) and Loomis Sayles Government Securities Fund (formerly CDC Nvest Government Securities Fund) are each a diversified fund and a series of CDC Nvest Funds Trust I, a registered open-end management investment company that offers shares of a total of nine funds. Prior to September 15, 2003, Loomis Sayles High Income Fund and Loomis Sayles Limited Term Government and Agency Fund (formerly Loomis Sayles Limited Term U.S. Government Fund) were series of CDC Nvest Funds Trust II, a registered open-end management investment company; and Loomis Sayles Strategic Income Fund was a series of CDC Nvest Funds Trust I (together, the "Predecessor Funds"). During such time, these Funds were named CDC Nvest High Income Fund, CDC Nvest Limited Term U.S. Government Fund, and CDC Nvest Strategic Income Fund, respectively. Effective September 12, 2003, the respective Predecessor Funds were reorganized as series of Loomis Sayles Funds II, a registered, open-end management investment company that offers shares of a total of thirteen funds, and renamed Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government Fund, and "Loomis Sayles Strategic Income Fund" (the "Successor Funds"). The Loomis Sayles Investment Grade Bond Fund is also a series of Loomis Sayles Funds II. Financial performance and other information included or incorporated herein with respect to each Successor Fund includes that of its respective Predecessor Fund until the dates noted. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and Loomis Sayles Funds II are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust."



     The Funds' financial statements and accompanying notes that appear in each Fund's annual and semiannual reports are incorporated by reference into Part I of this Statement. Each Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge, by calling 800-225-5478.


                                Table of Contents

Part I                                                                      Page
Investment Restrictions                                                       ii
Fund Charges and Expenses                                                   viii
Ownership of Fund Shares                                                     xiv

Part II

Miscellaneous Investment Practices                                             3
Management of the Trusts                                                      25
Portfolio Transactions and Brokerage                                          46
Description of the Trusts and Ownership of Shares                             49
Portfolio Turnover                                                            54
How to Buy Shares                                                             54
Net Asset Value and Public Offering Price                                     55
Reduced Sales Charges                                                         56
Shareholder Services                                                          58
Redemptions                                                                   64
Standard Performance Measures                                                 66
Income Dividends, Capital Gain Distributions and Tax Status                   67
Financial Statements                                                          71
Appendix A - Description of Bond Ratings                                     A-1


--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Except in the case of those restrictions marked with a dagger (+), the percentages set forth below and the percentage limitations set forth in the Prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund") will not:

*(1) Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(2) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(3) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act.

*(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(7) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering, other securities, and (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts.

*(10) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

+(11) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees).

(12) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in bond investments. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC").

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(11) above.

     In restriction (12), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Loomis Sayles Government Securities Fund
Loomis Sayles Government Securities Fund (the "Government Securities Fund") will not:

(1) Invest in any securities other than U.S. government securities, put and call options thereon, futures contracts, options on futures contracts and repurchase agreements.

*(2) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(4) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(5) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

*(6) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(8) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. government securities and with respect to interest rate futures contracts.

+(9) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees).

(10) Invest less than 80% of the Fund's net assets (plus borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.


(11) Invest more than 20% of its net assets (plus borrowings made for investment purposes) in securities that are backed by the full faith and credit of the U.S. government. Prior to implementation of any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders.


     Although the Government Securities Fund may from time to time issue senior securities, borrow money or pledge its assets to the extent permitted by investment restrictions (5) and (6) above, the Fund has no current intention of engaging in such investment techniques.

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(9) above.

     In restriction (10), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.


     In restriction (11), the 20% policy is applied to current market value. However, if the Fund no longer meets the 20% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it would be required to make future investments in a manner that would bring the Fund into compliance with the 20% requirement, but would not be required to sell portfolio holdings that have increased in value.


Loomis Sayles High Income Fund
Loomis Sayles High Income Fund (the "High Income Fund") will not:

*(1) Buy more than 10% of the voting securities or more than 10% of all of the securities of any issuer, or invest to control or manage any company.

*(2) Purchase securities on "margin," except for short-term credits as needed to clear securities purchases.

*(3) Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities.

*(4) Purchase securities, other than shares of the Fund, from or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC.

*(5) Purchase or sell commodities or commodity contracts, or write, purchase or sell options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction.

*(6) Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans.

*(7)  Make short sales of securities or maintain a short position.

*(8) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein.

*(9) Purchase or sell interests in oil and gas or other mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs.

*(10) Underwrite the securities of other issuers.

*(11) Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities.

*(12) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries).

*(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 33 1/3% of its total assets.


*(14) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (13) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Loomis Sayles Funds II Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.


+(15) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Loomis Sayles Funds' trustees).

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(15) above.

Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Investment Grade Bond Fund (the "Investment Grade Bond Fund") will not:

(1)   Invest in companies for the purpose of exercising control or management.

*(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

(6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).


*(9) Borrow in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value) whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(11) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ("Loomis Sayles") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(12) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

(13) Write or purchase puts, calls, or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(14) Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restriction (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(15) Invest less than 80% of its assets in investment grade fixed income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

(16)  Invest in equity stocks or make any other equity investments.

     The Fund intends, based on the views of the Securities and Exchange Commission to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

     For the purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.


Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund") will not:

*(1) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(2) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

*(3) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(4) Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(7) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof.


+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Loomis Sayles Funds II trustees).


(11) Invest less than 80% of the Fund's net assets (plus borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

     Although the Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the investment restrictions set forth above, the Fund has no current intention of engaging in such investment techniques.

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.

     In restriction (11), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Loomis Sayles Strategic Income Fund
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund") will not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry).

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin).

(3) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well).

*(4) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets).

*(6) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities.

*(7) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing).

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.


(9) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser of the Fund or accounts under any such investment adviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).


(10) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts.


+(11) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Loomis Sayles Funds II trustees).

*(12) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Loomis Sayles Funds II Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)


     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(11) above.

--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

     Pursuant to separate advisory agreements, each dated September 1, 2003, Loomis, Sayles & Company, L.P. ("Loomis Sayles") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay Loomis Sayles an advisory fee at the annual rate set forth in the following table:

                                          Advisory fee payable by Fund to Loomis Sayles
Fund                                      (as a % of average daily net assets of the Fund)
---------------------------------------   ------------------------------------------------
Core Plus Bond Fund                        0.250%  of the first $100 million
                                          0.1875%  of amounts in excess of $100 million

Government Securities Fund                0.2750%  of the first $200 million
                                          0.2625%  of the next $300 million
                                          0.2500%  of amounts in excess of $500 million

High Income Fund                           0.700%  of the first $200 million
                                           0.650%  of amounts in excess of $200 million

Investment Grade Bond Fund                 0.400%

Limited Term Government and Agency Fund    0.570%  of the first $200 million
                                           0.545%  of the next $300 million
                                           0.520%  of amounts in excess of $500 million

Strategic Income Fund                      0.650%  of the first $200 million
                                           0.600%  of amounts in excess of $200 million


     For the last three fiscal years, the following table shows the total advisory fees (including subadvisory fees) paid by the Funds and of these amounts, the total paid to CDC IXIS Advisers, the Funds' former adviser, and the total paid to any subadvisers of the Funds:

                                     Advisory Fees+, ++
                         ------------------------------------------
Core Plus Bond Fund/1/
                           1/1/01 -       1/1/02 -       1/01/03 -
                           12/31/01       12/31/02       9/30/03

Total Advisory Fee       $  1,323,375   $  1,317,903   $    941,859
CDC IXIS Advisers
   Total Paid            $    661,687   $    658,951   $    443,986
Loomis Sayles
   Total Paid            $    340,262   $    658,952   $    497,873
Back Bay Advisors
   Total Paid            $    321,426             --             --

Government Securities Fund/2/
                           1/1/01 -       1/1/02 -       1/01/03 -
                           12/31/01       12/31/02       9/30/03

Total Advisory Fee       $    553,031   $    502,700   $    374,861
CDC IXIS Advisers
   Total Paid            $    274,516   $    251,350   $    177,721
Loomis Sayles
   Total Paid            $    135,584   $    251,350   $    197,140
Back Bay Advisors
   Total Paid            $    142,931             --             --

High Income Fund
                           1/1/01 -       1/1/02 -       1/01/03 -
                           12/31/01       12/31/02       9/30/03

Total Advisory Fee       $    639,246   $    407,408   $    260,331
CDC IXIS Advisers
   Total Paid            $    319,623   $    203,704   $    115,794
Loomis Sayles
   Total Paid            $    319,623   $    203,704   $    144,537

Investment Grade Bond Fund
                           10/1/01 -     10/01/02 -     10/01/03 -
                           9/30/01*       9/30/02        9/30/03
Total Advisory Fee
Loomis Sayles
   Fee Earned            $    260,715   $    624,862   $  1,092,528
   Amount Waived         $    260,715   $    440,118   $      6,771
   Total Paid            $          0   $    184,774   $  1,085,757

Limited Term Government and Agency Fund/3/
                           1/1/01 -       1/1/02 -       1/01/03 -
                           12/31/01       12/31/02       9/30/03

Total Advisory Fee       $    872,975   $    774,861   $    628,035
CDC IXIS Advisers
   Total Paid            $    436,488   $    387,430   $    279,606
Loomis Sayles
   Total Paid            $    208,832   $    387,431   $    348,429
Back Bay Advisors
   Total Paid            $    227,655             --             --

Strategic Income Fund
                           1/1/01 -       1/1/02 -       1/01/03 -
                           12/31/01       12/31/02       9/30/03

Total Advisory Fee       $  1,621,731   $  1,404,810   $  1,282,724
CDC IXIS Advisers
   Total Paid            $    760,865   $    652,405   $    526,736
Loomis Sayles
   Total Paid            $    860,866   $    752,405   $    755,988

/1/ Prior to June 18, 2001, Back Bay Advisors, L.P. ("Back Bay Advisors") served as subadviser to the Fund, pursuant to a subadvisory agreement between CDC IXIS Advisers and Back Bay Advisors providing for the same subadvisory fees as are currently payable by the Fund to Loomis Sayles.

/2/ Prior to October 1, 2001, CDC IXIS Advisers served as adviser to the Fund pursuant to an advisory agreement providing for an advisory fee at the annual rate of 0.65% of the first $200 million of the Fund's average daily net assets, 0.625% of the next $300 million of the Fund's average daily net assets and 0.60% of such assets in excess of $500 million.

/3/ Prior to June 1, 2001, Back Bay Advisors served as subadviser to the Fund pursuant to a subadvisory agreement between CDC IXIS Advisers and Back Bay Advisors providing for a subadvisory fee at the annual rate of 0.325% of the first $200 million of the Fund's average daily net assets, 0.3125% of the next $300 million of the Fund's average daily net assets and 0.300% of such assets in excess of $500 million. For the period June 1, 2001 to September 30, 2001 Loomis Sayles served as subadviser to the Fund under an interim subadvisory agreement providing for the same fee payable to Back Bay Advisors.

1 In addition to the waiver of management fees, the investment adviser reimbursed class level and other expenses of $35,207 for the Fund.

+ This table does not reflect any fees paid under the Advisory Administration agreements described later in this Statement.


++On September 12, 2003, the Predecessor Funds reorganized into the Successor Funds and, as a result, each Successor Fund assumed the financial and accounting information of its respective Predecessor Fund. The table therefore includes fees under previous investment advisory and subadvisory arrangements applicable to the Predecessor Funds. The advisory fees reported for fiscal year 2002 reflect these arrangements. In addition, effective September 1, 2003, the investment advisory agreements among the Core Plus Bond Fund and Government Securities Fund, on the one hand, and CDC IXIS Advisers, on the other hand, were amended to replace CDC IXIS Advisers with Loomis Sayles as investment adviser to the Funds. Prior to September 1, 2003, Loomis Sayles managed the assets of these Funds as subadviser under separate investment subadvisory agreements that terminated on September 1, 2003. CDC IXIS Advisers continues to provide certain administrative and oversight services to the Core Plus Bond Fund and Government Securities Fund.

     Loomis Sayles has given a binding undertaking to the Strategic Income Fund to limit the amount of its total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00%, 2.00 and 1.00% of the Strategic Income Fund's average daily net assets for Classes A, B, C and Y shares, respectively. This undertaking is in effect through January 31, 2005.

     Loomis Sayles has given a binding undertaking to the Investment Grade Bond Fund to limit the amount of its total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.95%, 1.70%, 1.70 and 0.55% of the Investment Grade Bond Fund's average daily net assets for Classes A, B, C and Y shares, respectively. This undertaking is in effect through January 31, 2005.

ADVISORY ADMINISTRATION AGREEMENT

     Pursuant to separate advisory administration agreements dated September 1, 2003, the Core Plus Bond Fund and the Government Securities Fund have retained CDC IXIS Advisers to provide certain administrative and oversight services to these Funds. For the services described in the advisory administration agreements, CDC IXIS Advisers receives fees at the annual rates set forth in the following table:


                             Advisory Administration fee payable to CDC
IXIS Advisers Fund           (as a % of average daily net assets of the Fund)
--------------------------   ------------------------------------------------

Core Plus Bond Fund          0.2500%  of the first $100 million
                             0.1875%  of amounts in excess of $100 million

Government Securities Fund   0.2750%  of the first $200 million
                             0.2625%  of the next $300 million
                             0.2500%  of amounts in excess of $500 million


For the period September 1, 2003 to September 30, 2003, the following table shows the advisory administration fees paid by the Core Plus Bond Fund and Government Securities Fund to CDC IXIS Advisers:

Advisory Administration Fee    9/01/03 - 9/30/03
---------------------------    -----------------
Core Plus Bond Fund            $          53,887
Government Securities Fund     $          19,419


BROKERAGE COMMISSIONS


     None of the Funds or any of their Predecessor Funds paid any brokerage commissions in 2001 or 2002. In 2003 High Income Fund, Investment Grade Bond Fund and Strategic Income Fund paid $250, $8,655 and $30,629, respectively, in brokerage commissions. For a description of how transactions in portfolio securities are effected and how the Funds' adviser selects brokers, see "Portfolio Transactions and Brokerage" in Part II of this Statement.


Regular Broker-Dealers


     The table below contains the aggregate value of securities of each Fund's regular broker-dealers* (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ending September 30, 2003.

                                                        Aggregate Value of
                                                        Securities of each
                                                        Regular Broker or
                                                        Dealer (or its
Fund                    Regular Broker-Dealer           parent) held by Fund
---------------------   -----------------------------   --------------------
Core Plus Bond
                        J.P. Morgan Chase & Co., Inc.   $          3,177,452
                        Citigroup, Inc. (Citibank)      $          6,022,162
                        Goldman Sachs Group, Inc.       $          3,394,624
Investment Grade Bond
                        Bank of America                 $          3,223,200


* "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

SALES CHARGES AND 12B-1 FEES


     As explained in Part II of this Statement, the Class A, Class B and Class C shares (except in the case of the Government Securities Fund, which does not offer Class C shares) of each Fund pay the Distributor a fee pursuant to a plan adopted pursuant to Rule 12b-1 under the 1940 Act ("Plans"). The following table shows the amounts of Rule 12b-1 fees paid by the Funds (including the Predecessor Funds) under the Plans during the fiscal years ended December 31, 2001, 2002 and the fiscal period January 1, 2003 to September 30, 2003 (the fiscal years ended September 30, 2001, 2002 and 2003 for the Investment Grade Bond Fund). All amounts paid under the Plans during the last fiscal year were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor's expenses. The anticipated benefits to the Funds of the Plans include the ability to attract and maintain assets.



                                            1/1/01-      1/1/02-      1/1/03-
Fund                                       12/31/01     12/31/02      9/30/03
--------------------------------------  -----------  -----------  -----------
Core Plus Bond Fund          (Class A)  $   440,761  $   397,181  $   263,615
                             (Class B)  $ 1,152,707  $ 1,314,367  $ 1,147,439
                             (Class C)  $   122,914  $   103,081  $    62,083

Government Securities Fund   (Class A)  $   178,196  $   177,887  $   139,173
                             (Class B)  $   119,911  $   142,039  $   129,149

High Income Fund             (Class A)  $   106,262  $    67,018  $    44,308
                             (Class B)  $   439,819  $   282,083  $   174,650
                             (Class C)  $    48,339  $    31,502  $    20,020

Limited Term Government and
Agency Fund                  (Class A)  $   404,102  $   373,753  $   301,134
                             (Class B)  $   127,255  $   144,101  $   119,150
                             (Class C)  $    70,969  $    68,615  $    65,626

Strategic Income Fund        (Class A)  $   266,260  $   226,621  $   212,541
                             (Class B)  $ 1,125,961  $   984,230  $   825,818
                             (Class C)  $   341,235  $   277,462  $   325,425



                                           10/1/00-     10/1/01-     10/1/02-
                                            9/30/01      9/30/02      9/30/03
                                        -----------  -----------  -----------
Investment Grade Bond Fund   (Class A)  $         0  $         0  $       743
                             (Class B)  $         0  $         0  $        20
                             (Class C)  $         0  $         0  $         1


     During the fiscal period ended September 30, 2003, the Distributor's expenses relating to each Fund or its Predecessor Fund's 12b-1 plans were as follows (Class B compensation to investment dealers exclude advanced commissions sold to a third party):

Core Plus Bond Fund

(Class A shares)
Compensation to Investment Dealers             $   270,778
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $   247,697
                                               -----------
   TOTAL                                       $   518,475

(Class B shares)
Compensation to Investment Dealers             $   577,619
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $   981,799
                                               -----------
   TOTAL                                       $ 1,559,418

(Class C shares)
Compensation to Investment Dealers             $    58,038
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $    10,521
                                               -----------
   TOTAL                                       $    68,559

Government Securities Fund
(Class A shares)
Compensation to Investment Dealers             $   133,010
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $    52,632
                                               -----------
   TOTAL                                       $   185,642

(Class B shares)
Compensation to Investment Dealers             $    28,752
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $    25,916
                                               -----------
   TOTAL                                       $    54,668

High Income Fund

(Class A shares)
Compensation to Investment Dealers             $    39,691
Compensation to Distributor's Sales Personnel
 and Other Related Costs                       $    84,063
                                               -----------
   TOTAL                                       $   123,754

(Class B shares)
Compensation to Investment Dealers             $    39,970
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $     9,976
                                               -----------
   TOTAL                                       $    49,946

(Class C shares)
Compensation to Investment Dealers             $    18,481
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $     2,919
                                               -----------
   TOTAL                                       $    21,400

Investment Grade Bond Fund*

(Class A shares)
Compensation to Investment Dealers             $       580
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $     1,933
                                               -----------
   TOTAL                                       $     2,513

(Class B shares)
Compensation to Investment Dealers             $         0
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $     3,803
                                               -----------
   TOTAL                                       $     3,803

(Class C shares)
Compensation to Investment Dealers             $        25
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $        52
                                               -----------
   TOTAL                                       $        77

Limited Term Government and Agency Fund
(Class A shares)
Compensation to Investment Dealers             $   214,963
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $   370,272
                                               -----------
   TOTAL                                       $   585,235

(Class B shares)
Compensation to Investment Dealers             $    24,493
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $    20,934
                                               -----------
   TOTAL                                       $    45,427

(Class C shares)
Compensation to Investment Dealers             $    64,792
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $    44,965
                                               -----------
   TOTAL                                       $   109,757

Strategic Income Fund
(Class A shares)
Compensation to Investment Dealers             $   206,585
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $   691,554
                                               -----------
   TOTAL                                       $   898,139

(Class B shares)
Compensation to Investment Dealers             $   175,399
Compensation to Distributor's Sales Personnel
and Other Related Costs                        $   311,402
                                               -----------
   TOTAL                                       $   486,801

* For the fiscal year ended September 30, 2003.

(Class C shares)
Compensation to Investment Dealers               $     555,364
Compensation to Distributor's Sales Personnel    $     732,143
 and Other Related Costs                         -------------
   TOTAL                                         $   1,287,507


--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------


     As of January 2, 2004, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the indicated classes of the Funds or Predecessor Funds, as the case may be, set forth below.*

                                                                           Ownership
Fund                        Shareholder and Address                        Percentage
--------------------------  ---------------------------------------------  ----------
Core Plus Bond Fund**
Class A                     MLPF&S For the Sole Benefit of It's Customers        7.28%
                            Attn Fund Administration ML#98484
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Class B                     MLPF&S For the Sole Benefit of It's Customers       59.87%
                            Attn Fund Administration ML#97CJ0
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Class C                     MLPF&S For the Sole Benefit of It's Customers       17.43%
                            Attn Fund Administration ML#97UD1
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Class Y                     Metlife Insurance Company                           40.89%
                            Attn Adrienne Lavis
                            2 Montgomery St 3/rd/ Floor
                            Jersey City, NJ 07302-3899

                            Charles Schwab & Co Inc                             17.83%
                            Special Custody Account
                            For Bnft Cust
                            Attn Mutual Funds
                            101 Montgomery Street
                            San Francisco, CA 94104-4122

                            Metropolitan Life Insurance Co.                     14.04%
                            C/O GADC-Gerald Hart-Agency
                            Operations NELICO
                            501 Boylston St 10/th/ Fl
                            Boston, MA 02116-3769

                            New England Life Insurance Co                       12.41%
                            C/O Andrew Kaniuk
                            Met Life The Crescent Floor 6
                            Route 22
                            Bridgewater, NJ 08807-2441

                            MLPF&S For the Sole Benefit of It's Customers       12.12%
                            Attn Fund Administration ML#97PN8
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Government Securities Fund
Class B                     MLPF&S For the Sole Benefit of It's Customers        5.31%
                            Attn Fund Administration ML#97CH8
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484


                                      xviii

Class Y                     New England Mutual Life Ins Co                      99.77%
                            Separate Investment Accounting
                            Attn Larry Hoisington
                            501 Boylston Street - 6/th/ Fl
                            Boston, MA 02116-3769

High Income Fund
Class A                     New England Mutual Life Ins Co                       5.83%
                            Separate Investment Accounting
                            Attn Larry Hoisington
                            501 Boylston Street - 6/th/ Fl
                            Boston, MA 02116-3769

Class B                     MLPF&S For the Sole Benefit of It's Customers        8.39%
                            Attn Fund Administration ML#97CJ3
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Class C                     MLPF&S For the Sole Benefit of It's Customers        7.93%
                            Attn Fund Administration ML#97UA1
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

                            Samuel B Foard Jr Trustee                            5.46%
                            Parker J Beshore Trust
                            4425 Fawn Grove Rd
                            Street, MD 21154-1009

Investment Grade Bond Fund
Class A                     Bear Stearns Securities Corp                        18.55%
                            FBO 213-04022-13
                            1 Metrotech Center North
                            Brooklyn, NY 11201-3870

                            Merrill Lynch Pierce Fenner & Smith Inc             11.11%
                            Merrill Lynch Financial Data Svcs
                            Attn: Service Team
                            4800 Deer Lake Dr East 3/rd/ Flr
                            Jacksonville, FL 32246-6486

                            AMVESCAP National Trust Company                      7.51%
                            FBO Coronet Industries Defined Benefit Plan
                            PO Box 105779
                            Atlanta, GA 30348-5779

                            NFSC FEBO # Y03-291862                               5.42%
                            FMT Co Cust IRA
                            FBO Edwin R Vancor
                            664 Summer St
                            Lynnfield, MA 01940-2046

Class B                     Merrill Lynch Pierce Fenner & Smith Inc             18.91%
                            Merrill Lynch Financial Data Svcs
                            Attn: Service Team
                            4800 Deer Lake Dr East 3/rd/ Flr
                            Jacksonville, FL 32246-6486

                            Pershing LLC                                         5.28%
                            P.O. Box 2052
                            Jersey City, NJ 07303-2052

Class C                     Merrill Lynch Pierce Fenner & Smith Inc             93.38%
                            Merrill Lynch Financial Data Svcs
                            Attn: Service Team
                            4800 Deer Lake Dr East 3/rd/ Flr
                            Jacksonville, FL 32246-6486

Class Y                     Charles Schwab & Co Inc                             31.25%
                            Attn Mutual Fund Dept
                            101 Montgomery Street
                            San Francisco, CA 94104-4122

                            Jeffrey L Meade                                     13.61%
                            Phyllis M Meade JT TEN
                            16 Samuel Parlin Dr
                            Acton, MA 01720-3207

                            Morgan Keegan & Company Inc                         11.49%
                            FBO 012621121
                            50 North Front Street
                            Memphis, TN 38103-2126

                            Merrill Lynch Pierce Fenner & Smith Inc              5.80%
                            Merrill Lynch Financial Data Svcs
                            Attn: Service Team
                            4800 Deer Lake Dr East 3/rd/ Flr
                            Jacksonville, FL 32246-6486
                            State Street Bank & Trust Co                         5.28%
                            Cust for the IRA R/O
                            FBO Willard S. Webber
                            412 Blair Ave
                            Piedmont, CA 94611-4005

                            Michigan Peer Review Organization                    5.21%
                            40600 Ann Arbor Rd E Ste 200
                            Plymouth, MI 48170-4495

Limited Term Government
and Agency Fund
Class A                     Wexford Clearing Services Corp FBO                   8.16%
                            Community First Trust Co
                            135 Section Line Rd
                            3/rd/ Floor C-1
                            Hot Springs, AR 71913-6431

                            Treasurer County of Lake                             5.19%
                            255 No Forbes Street Rm 215
                            Lakeport, CA 95453

Class B                     MLPF&S For the Sole Benefit of It's Customers       12.91%
                            Attn Fund Administration ML#97CH9
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Class C                     MLPF&S For the Sole Benefit of It's Customers       16.31%
                            Attn Fund Administration ML#97UA3
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

                            The Bank of New York as Funds Custodian for          7.61%
                            the City of Forsyth Georgia
                            100 Ashford Center N Ste 520

                            Atlanta, GA 30338-4865

Class Y                     New England Mutual Life Ins Co                      55.91%
                            Separate Investment Accounting
                            Attn Larry Hoisington
                            501 Boylston Street - 6/th/ Fl
                            Boston, MA 02116-3769

                            Charles Schwab & Co Inc                             34.17%
                            Special Custody Account
                            For Bnft Cust
                            Attn Mutual Funds
                            101 Montgomery Street
                            San Francisco, CA 94104-4122

                            The New England Life Insurance Company               9.75%
                            C/O Andrew Kaniuk
                            Met Life The Crescent Floor 6
                            Route 22
                            Bridgewater, NJ 08807-2441

Strategic Income Fund
Class A                     MLPF&S For the Sole Benefit of It's Customers        8.66%
                            Attn Fund Administration ML#97GM7
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Class B                     MLPF&S For the Sole Benefit of It's Customers        9.81%
                            Attn Fund Administration ML#97GM8
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Class C                     MLPF&S For the Sole Benefit of It's Customers       34.09%
                            Attn Fund Administration ML#97UB1
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484

Class Y                     Metlife Insurance Company                           53.32%
                            Attn Adrienne Lavis
                            Mellon Bank
                            Attn: Queen Roberts
                            1 Mellon Bank Center
                            Pittsburgh, PA 15259-0001

                            MLPF&S For the Sole Benefit of It's Customers       46.48%
                            Attn Fund Administration ML#97UR8
                            4800 Deer Lake Dr East - 2/nd/ Fl
                            Jacksonville, FL 32246-6484


*Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.


**As of January 2, 2004, Charles Schwab & Co, Inc., Attn: Mutual Fund Dept., 1010 Montgomery Street, San Francisco, CA 94104-4122 owned 45.45% of the Core Plus Bond Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Co. Inc. Charles Schwab & Co., Inc. is organized under the laws of California and is wholly-owned by Schwab Holdings, Inc.

                           [LOGO OF CDC NVEST FUNDS]

Statement of Additional Information -- PART II
February 1, 2004

CDC NVEST FUNDS TRUST I
CDC NVEST FUNDS TRUST II
LOOMIS SAYLES FUNDS II


     The following information applies generally to the funds listed below (the "Funds" and each a "Fund", or the "CDC Nvest Funds"). The Funds constitute certain series of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, and Loomis Sayles Funds II (the "Trusts" and each a "Trust"). In certain cases, the discussion applies to some but not all of the Funds, as well as series of Loomis Sayles Funds I. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (together with this document, the "Statement") as well as in the Prospectuses of the Funds dated February 1, 2004, as from time to time revised or supplemented (the "Prospectus" or "Prospectuses"). This Statement is not a prospectus. For information about how to obtain copies of the Funds' Prospectuses, please see this Statement's cover page. The following Funds are described in this Statement:


----------------------------------------------------------------------------------------------------------------------
Series of CDC Nvest Funds Trust I    Series of CDC Nvest Funds Trust II    Series of Loomis Sayles Funds II
---------------------------------    ----------------------------------    --------------------------------
Loomis Sayles Core Plus Bond Fund    Loomis Sayles Massachusetts Tax       Loomis Sayles Growth Fund
  ("Core Plus Bond Fund") (formerly,   Free Income Fund                      ("Growth Fund")
  CDC Nvest Bond Income Fund)          ("Massachusetts Fund")(formerly,    Loomis Sayles High Income Fund
Loomis Sayles Government               CDC Nvest Massachusetts Tax           ("High Income Fund") (formerly,
  Securities Fund                      Free Income Fund)                     CDC Nvest High Income Fund)
  ("Government Securities Fund")                                           Loomis Sayles International Equity
  (formerly, CDC Nvest Government                                            Fund
  Securities Fund)                                                           ("International Equity Fund")
                                                                           Loomis Sayles Investment Grade Bond Fund
                                                                             ("Investment Grade Bond Fund")
                                                                           Loomis Sayles Limited Term Government
                                                                             and Agency Fund
                                                                             ("Limited Term Government and
                                                                             Agency Fund") (formerly, Loomis
                                                                             Sayles Limited Term U.S.
                                                                             Government Fund)
                                                                           Loomis Sayles Municipal Income Fund
                                                                             ("Municipal Income Fund")
                                                                             (formerly, CDC Nvest Municipal
                                                                             Income Fund)
                                                                           Loomis Sayles Research Fund ("Research Fund")
                                                                           Loomis Sayles Strategic Income Fund
                                                                             ("Strategic Income Fund")
                                                                             (formerly, CDC Nvest Strategic
                                                                             Income Fund)

----------------------------------------------------------------------------------------------------------------------

                                Table of Contents
                                     Part II


MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS .....................  4
MANAGEMENT OF THE TRUSTS ..................................................  31
PORTFOLIO TRANSACTIONS AND BROKERAGE ......................................  63
DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES .........................  72
PORTFOLIO TURNOVER ........................................................  76
HOW TO BUY SHARES .........................................................  76
NET ASSET VALUE AND PUBLIC OFFERING PRICE .................................  77
REDUCED SALES CHARGES .....................................................  78
SHAREHOLDER SERVICES ......................................................  80
REDEMPTIONS ...............................................................  87
STANDARD PERFORMANCE MEASURES .............................................  90
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS ...............  96
FINANCIAL STATEMENTS ......................................................  100
APPENDIX A ................................................................  108

              MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS

     The following is a list of certain investment strategies, including particular types of securities or specific practices that may used by an adviser of a Fund in managing the Fund and that are not principal strategies. A Fund's primary strategies are detailed in its Prospectuses. The list of securities under each category below is not intended to be an exclusive list of securities for investment. An adviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the securities specially enumerated under each category. An adviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. An adviser may invest in any security that falls under the specific category including securities that are not listed below.

-----------------------------------------------------------------------------------------------------------------
Fund                                 Securities                                 Practices
----                                 ----------                                 ---------
-----------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                  Debt Securities (Asset-backed              When-issued Securities
                                     Securities, Collateralized Mortgage        Illiquid Securities
                                     Obligations, Structured Notes, Stripped    Futures Contracts
                                     Securities, Zero-coupon Securities,        Options
                                     Pay-in-kind Securities, Convertible        Swap Contracts
                                     Securities)
                                     Foreign Securities (Depositary Receipts)
-----------------------------------------------------------------------------------------------------------------
Government Securities Fund                                                      When-issued Securities
                                                                                Futures Contracts
                                                                                Options
-----------------------------------------------------------------------------------------------------------------
Growth Fund                          Equity Securities (Growth Stocks, Value    Temporary Defensive Strategies
                                     Stocks)                                    Portfolio Turnover
                                     Debt Securities (Structured Notes,         When-issued Securities
                                     Zero-coupon Securities, Pay-in-kind        Repurchase Agreements
                                     Securities, Stripped Securities, Step      Futures Contracts
                                     Coupon Securities, Mortgage-related        Options
                                     Securities, Asset-backed Securities,       Swap Contracts
                                     Collateralized Mortgage Obligations,       Short Sales
                                     U.S. Government Securities)                Illiquid Securities
                                     Foreign Securities (Supranational          Privatizations
                                     Entities, Emerging Markets)
-----------------------------------------------------------------------------------------------------------------
High Income Fund                     Debt Securities (Mortgage-related          When-issued Securities
                                     Securities, Asset-backed Securities,       Illiquid Securities
                                     Collateralized Mortgage Obligations,
                                     Stripped Securities, Convertible
                                     Securities, Structured Notes, Step
                                     Coupon Securities, U.S. Government
                                     Securities)
                                     Foreign Securities (Currency Hedging)
-----------------------------------------------------------------------------------------------------------------
International Equity Fund            Debt Securities (Zero-coupon Securities,   Temporary Defensive Strategies
                                     Collateralized Mortgage Obligations,       Portfolio Turnover
                                     Fixed Income Securities, Convertible       When-issued Securities
                                     Securities)                                Repurchase Agreements
                                     Foreign Securities (Bonds, Lower-quality   Securities Lending
                                     Debt Securities, Corporate Securities,     Swap Contracts
                                     Convertible Securities, Government
                                     Securities, Supranational Entities,
                                     Warrants)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Fund                                 Securities                                 Practices
----                                 ----------                                 ---------
-----------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                                      Temporary Defensive Strategies
                                                                                Portfolio Turnover
-----------------------------------------------------------------------------------------------------------------
Limited Term Government and Agency   Debt Securities (Mortgage-related          When-issued Securities
Fund                                 Securities, Collateralized Mortgage        Futures Contracts
                                     Obligations, Stripped Securities)          Options
                                     Foreign Securities (Currency Hedging)      Illiquid Securities
-----------------------------------------------------------------------------------------------------------------
Massachusetts Fund                   Debt Securities (Tax Exempt Securities,    Insurance on Portfolio Holdings
                                     Mortgage-related Securities, Stripped      When-issued Securities
                                     Securities, Pay-in-kind Securities, U.S.   Futures Contracts
                                     Government Securities)                     Options
                                                                                Illiquid Securities
                                                                                Reverse Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------
Municipal Income Fund                Debt Securities (Tax Exempt Securities,    Insurance on Portfolio Holdings
                                     Stripped Securities, U.S. Government       When-issued Securities
                                     Securities) Futures Contracts              Options
                                                                                Illiquid Securities
-----------------------------------------------------------------------------------------------------------------
Research Fund                        Equity Securities (REITs, Real Estate      Temporary Defensive Strategies
                                     Securities)                                Portfolio Turnover
                                     Debt Securities (Fixed Income              When-Issued Securities,
                                     Securities Zero-coupon Securities,         Repurchase Agreements
                                     Collateralized Mortgage Obligations)       Swap Transactions
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                Debt Securities (Asset-backed              Initial Public Offerings
                                     securities, Collateralized Mortgage        When-issued Securities
                                     Obligations, Step Coupon Securities)       Futures Contracts
                                     Equity Securities (Investment              Options
                                     Companies)                                 Swap Contracts
                                     Foreign Securities (Currency Hedging)      Illiquid Securities
                                                                                Short Sales
                                                                                Reverse Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------

TYPES OF SECURITIES

DEBT SECURITIES

Certain Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.


Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer's general taxing power, (ii) a specific type of tax such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer or war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of debt securities falls when market rates of interest are rising.) Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.


Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund's investments in debt securities will cause the Fund's net asset value to increase or decrease.


Adjustable Rate Mortgage Security ("ARM"). ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


Asset-backed Securities. Certain Funds may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMOs"). Certain Funds may invest in CMOs, which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities.

Convertible Securities. Certain Funds may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities usually provide a lower yield than comparable fixed-income securities.


Investment-Grade Debt Securities. Investment grade debt securities include all types of debt instruments that are of medium and high-quality. Some possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Standard & Poor's Rating Group ("Standard & Poor's" or "S&P") or Moody's Investor's Service, Inc. ("Moody's") or is unrated but considered to be of equivalent quality by an investment adviser. For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."


Lower Quality Debt Securities. Certain Funds may invest in lower quality fixed-income securities. Fixed-income securities rated BB or lower by Standard & Poor's or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities, including U.S. government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower quality fixed-income securities may be more dependent on the Fund's adviser's own credit analysis than for a Fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."


Mortgage-related Securities. Certain Funds may invest in mortgage-related securities, such as Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.


Pay-in-kind Securities. Certain Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Step Coupon Securities. Certain Funds may invest in step coupon securities. Step coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

"Stripped" Securities. Certain Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the Securities and Exchange Commission (the "SEC") has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.

Structured Notes. Certain Funds may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund's portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

Tax Exempt Securities. The Funds, especially the Municipal Income Fund and the Massachusetts Fund (the "Tax Free Income Funds"), may invest in "Tax Exempt Securities," which term refers to debt securities the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund's portfolio manager to be reliable), exempt from federal income tax and, in the case of the Massachusetts Fund, exempt from Massachusetts state personal income taxes (other than the possible incidence of any alternative minimum taxes). Tax Exempt Securities include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term "Tax Exempt Securities" if the interest paid thereon, is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund's portfolio manager to be reliable), exempt from federal income tax and, in the case of the Massachusetts Fund, exempt from Massachusetts state personal income taxes. The Massachusetts Fund may invest more than 25% of the value of its total assets in private activity bonds, the interest from which is exempt from both federal and state personal income taxes, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a non-fundamental policy of the Massachusetts Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.

The ability of the Tax Free Income Funds to invest in securities other than tax-exempt securities is limited by a requirement of the Internal Revenue Code of 1986, as amended (the "Code"), that, in order to be qualified to pay exempt-interest dividends, at least 50% of the value of such Fund's total assets be invested in obligations the interest on which is exempt from federal income tax at the end of each calendar quarter.

Funds that invest in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for "substantial users" of facilities financed by such obligations or bonds or for "related persons" of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a "substantial user" or a "related person" of a substantial user.

There are variations in the quality of Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

The two principal classifications of tax-exempt bonds are general obligations bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

The yields on Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Moody's and S&P represent their opinions as to the quality of the Tax Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's adviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

The Tax Free Income Funds do not currently intend to invest in so-called "moral obligation" bonds, in which repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by such Fund.

Securities in which a Tax Free Income Fund may invest, including Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of the Fund's Tax Exempt Securities in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by the Tax Free Income Funds and the value of such Funds' portfolios could be materially affected, in which event such Funds would reevaluate their investment objectives and policies and consider changes in their structure or dissolution.

All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

The Commonwealth of Massachusetts and certain of its cities and towns and public bodies have from time to time encountered financial difficulties that have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Massachusetts Fund.

U.S. Government Securities. Certain Funds may invest in some or all of the following U.S. government securities:

..    U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

..    U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

..    Treasury Inflation-Protected Securities ("TIPS") - Fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

     Risks. The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

..    "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as a Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

..    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a
     government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

..    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a
     corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.


Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Ginnie Maes, Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., GNMA, FNMAE or FHLMC) but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities.


Zero-coupon Securities. Certain Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

EQUITY SECURITIES

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.


While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. Therefore, the value of your investment in a Fund may sometimes decrease. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Capitalization Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over the counter securities may be more difficult to sell under some market conditions.


Market Capitalizations. Certain Funds may invest in companies with small, medium or large market capitalizations. The market capitalization ranges allowable for investments of each Fund are defined in reference to the benchmark of the specific Fund. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies and may be more volatile.

          . Small Capitalization Companies -- Certain Funds may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually

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               associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of Funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

Warrants. Certain Funds may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

Real estate investment trusts (REITs). Certain Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with real estate securities. A Fund will indirectly bear its proportionate share of expenses, including advisory fees, paid by each REIT in which it invests.

Investment Companies. Certain Funds may invest in other investment companies. Investment companies, including companies such as "iShares", "SPDRs" and "WEBS," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund's adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

FOREIGN SECURITIES

Certain Funds may invest in foreign securities. Such investments present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to

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compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Emerging Markets. Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser of the Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce the Fund's net income available for distribution to shareholders.

Depository Receipts. Certain Funds may invest in foreign equity securities by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depository Receipts ("ADRs") are depository receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are depository receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.

Supranational Entities. Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under "Foreign Securities."

Foreign Currency. Most foreign securities in the Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions. To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures", "Options" and "Swap Contracts" below.

MONEY MARKET INSTRUMENTS (All Funds)

A Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TYPES OF PRACTICES

Repurchase Agreements (All Funds). The Funds may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

..    Dollar Rolls. Dollar rolls are a special type of reverse repurchase agreement in which the portfolio instrument transferred by the Fund is a mortgage related security. The Fund gives up the cash flows during the transaction period but has use of the cash proceeds.

When-issued Securities. Certain Funds may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. Each Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Illiquid Securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Certain Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless an adviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue is liquid.

Initial Public Offerings. Certain funds may purchase securities of companies that are offered pursuant to an initial public offerings ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. The Funds may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. The Funds' investment in IPO securities may have a significant impact on a Fund's performance and may result in significant capital gains.

Private Placements. Certain Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when its investment adviser believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's net asset value.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of a Fund's investment adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit a Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

A Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Certain Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Certain Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

Certain Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

All call options written by a Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or
(ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

Futures and Options on Tax-Exempt Bonds and Bond Indices. Tax Free Income Funds may also purchase and sell interest rate futures contracts and tax-exempt bond index futures contracts and may write and purchase related options. Transactions involving futures and options on futures may help to reduce the volatility of the Tax Free Income Funds' net asset value, and the writing of options on futures may yield additional income for the Fund, but these results cannot be assured. Income from options and futures transactions is not tax-exempt.


Swap Contracts. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.


Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging. The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the relevant Funds purchase foreign stock index futures.


The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements and/or movements of the relevant indices in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.


Certain Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Loomis Sayles may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Funds will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

The Loomis Sayles High Income Fund may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange and/or equity-linked swap contracts (individually a "Swap and all together "Swaps") and related underlying securities or securities loan agreements. Swaps are agreements between two or more parties to exchange sequences of cash flows over a period in the future. The pools' investment results may be designed to correspond generally to the performance of a specified securities index or "basket" of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that the Fund invests in pools of Swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the investing Fund bears the risk that the pool may default on its obligations under the interests in the pool. The investing Fund also bears the risk that a counterparty of an underlying Swap, the issuer of a related underlying security or the counterparty of an underlying securities loan agreement may default on its obligations. Swaps are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as, participation notes and zero-strike warrants and options and debt-linked and/or equity-linked securities. Interests in privately offered investment pools of Swap may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to the Fund's restrictions on investments in illiquid securities.


Over-the-counter Options. The Government Securities Fund may enter into over-the-counter options with respect to U.S. Government securities. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

The staff of the SEC has taken the position that over-the-counter options on U.S. government securities and the assets used as cover for written over-the-counter options on U.S. government securities should generally be treated as illiquid securities for purposes of the Funds' investment restrictions relating to illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which the formula price exceeds any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

Loomis Sayles has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Loomis Sayles. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

Economic Effects and Limitations. Income earned by a Fund from its hedging activities generally will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Municipal Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax-exempt bonds for that purpose.

The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that a Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments. The above discussion relates to a Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are constantly changing. In the event of future regulatory or market developments, Funds may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.


Short Sales. Certain Funds may sell securities short "against the box," that is:
(1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open.

In a short sale against the box, a Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.


Short sales may protect a Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.


Risks. Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.


Insurance on Portfolio Holdings. Tax Free Income Funds may obtain insurance on any of their portfolio holdings from a nationally recognized private insurer, which may include one or more of the following: Financial Guaranty Insurance Company, which is owned by FGIC Corporation, which in turn is owned by General Electric Credit Corporation; AMBAC Indemnity Corporation; Financial Security Assurance, Inc.; and Municipal Bond Investors Assurance Corporation, a wholly-owned subsidiary of MBIA Incorporated, the principal shareholders of which are: The Aetna Life & Casualty Company, Fireman's Fund Insurance Company, subsidiaries of the CIGNA Corporation and affiliates of the Continental Insurance Company. Insurance on individual securities, whether obtained by the issuer or a Tax Free Income Fund, is generally non-cancelable and runs for the life of the security. To the extent that a Tax Free Income Fund obtains insurance on any of its securities, the insurance must provide for the unconditional payment of scheduled principal and interest when due. In the event of a default by the issuer in the payment of principal or interest, the insurer will, within 30 days of notice of such default, provide to its agent or the trustee funds needed to make any such payments. Such agent or trustee will bear the responsibility of seeing that such funds are used to make such payments to the appropriate parties. Such insurance will not guarantee the market value of a security.

Insurance on the Tax Free Income Funds' portfolio of securities will in some cases continue in the event the securities are sold by such Funds, while in other cases it may not. The Tax Free Income Funds have the option to procure individual secondary market insurance, which would continue to cover any such security after its sale by such Funds. Such guaranteed renewable insurance continues so long as the premiums for such insurance are paid and, in the judgment of such Funds' adviser, coverage should be continued. In the case of securities that are insured by a nationally recognized private insurer, default by the issuer is not expected to affect the market value of the security relative to other insured securities of the same maturity value and coupon and covered by the same insurer.

Premiums for insurance may be payable in advance or may be paid periodically over the term of the security by the party then owning the security, and the costs will be reflected in the price of the security. The cost of insurance for longer-term securities, expressed in terms of income on the security, is likely to reduce such income by 10 to 60 basis points. Thus, a security yielding 10% might have a net insured yield of 9.9% to 9.4%. The impact of the cost of the Tax Free Income Funds' portfolio insurance on such Funds' net yield is somewhat less. The cost of insurance for shorter-term securities, which are generally lower yielding, is expected to be less. It should be noted that insurance raises the rating of a municipal security. Lower rated securities generally pay a higher rate of interest than higher rated securities. Thus, while there is no assurance that this will always be the case, the Tax Free Income Funds may purchase lower rated securities, which, when insured, will bear a higher rating, and may pay a higher net rate of interest than other equivalently rated securities that are not insured.

Nationally recognized private insurers have certain eligibility standards as to the municipal securities they will insure. Such standards may be more or less strict than standards that would be applied for purchase of a security for the Funds. To the extent nationally recognized private insurers apply stricter standards, the Tax Free Income Funds will be restricted by such standards in the purchase and retention of municipal securities. The Internal Revenue Service (the "IRS") has issued revenue rulings indicating that (i) the fact that municipal obligations are insured will not affect their tax-exempt status and (ii) insurance proceeds representing maturing interest on defaulted municipal obligations paid to certain municipal bond funds will be excludable from federal gross income under Section 103(a) of the Code. While operation of the Tax Free Income Funds and the terms of the insurance policies on such Funds' portfolio of securities may differ somewhat from those addressed by the revenue rulings, the Funds do not anticipate that any differences will be material or change the result with respect to the Funds.

Insurers of the Tax Free Income Funds' municipal securities are subject to regulation by the department of insurance in each state in which they are qualified to do business. Such regulation, however, is no guarantee that an insurer will be willing or able to perform on its contract of insurance in the event a claim should be made thereunder at some time in the future. The Tax Free Income Funds' adviser reviews the financial condition of each insurer of their securities at least annually, and in the event of any material development, with respect to its continuing ability to meet its commitments to any contract of bond insurance.

Securities Lending (All Funds). The Funds may lend from their total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of money market fund subject to any investment restrictions listed in Part I of this Statement. Under some securities lending arrangements the Funds may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trusts or persons acting pursuant to the direction of the Boards.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-term Trading (All Funds). The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's investment discretion in managing a Fund's assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Temporary Strategies (All Funds). A Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser of a Fund may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies. The use of defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

Interfund Transactions (All Funds). To the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission (the "SEC"), a Fund may invest any of its daily cash balances in shares of investment companies that are advised by its investment manager or its affiliates including affiliated money market and short-term bond funds.

Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief granted by the SEC, a Fund may borrow for such purposes from other investment companies advised by an investment manager or its affiliates in an interfund lending program.

In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the investment manager or an affiliate.

                            MANAGEMENT OF THE TRUSTS

     The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.


     On May 14, 2003 for the Loomis Sayles Funds I and June 10, 2003 for the Loomis Sayles Funds II, shareholders voted to elect each Trustee listed below to serve on each Trust's Board. Effective June 10, 2003, the Board of Trustees of CDC Nvest Funds Trusts I, II, III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust, and AEW Real Estate Income Fund (the "CDC Nvest Funds Trusts") approved new trustees for the trusts in connection with the integration of the CDC Nvest Funds Trusts with Loomis Sayles Funds I and Loomis Sayles Funds II (together, Loomis Sayles Funds I and Loomis Sayles Funds II comprise the "Loomis Sayles Funds Trusts"). These approvals resulted in a combined Board of Trustees for the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts (together, the "CDC Nvest and Loomis Sayles Funds Trusts").


     The table below provides certain information regarding the trustees and officers of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the relevant trust and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the relevant trust and, when applicable, who have a direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                 Portfolios in
                                                                                                      Fund
                           Position(s)        Term of Office and             Principal              Complex        Other
                            Held with           Length of Time             Occupation(s)             Overseen   Directorships
                                                                                                     --------
 Name, Age and Address        Funds                 Served              During Past 5 Years**                       Held
 ---------------------        -----                 ------              -------------------                         ----
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Graham T.  Allison, Jr.      Trustee          Until retirement*        Douglas Dillon                   41      Director, Taubman
(63)                                                                   Professor and Director                   Centers, Inc.
399 Boylston Street         Contract        19 Years for the CDC       of the Belfer Center of
Boston, MA 02116           Review and     Nvest Funds Trusts; less     Science for                              Board Member, USEC
                           Governance        than 1 year for the       International Affairs,                   Inc.
                            Committee        Loomis Sayles Funds       John F.  Kennedy School
                             Member                Trusts              of Government, Harvard
                                                                       University
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin          Trustee         Until Retirement*          Retired                          41      Director,
(65)                                                                                                            Coal, Energy
399 Boylston Street          Audit          Less than 1 year                                                    Investments &
Boston, MA 02116           Committee                                                                            Management, LLC;
                            Member                                                                              Director,
                                                                                                                Precision Optics
                                                                                                                Corporation
                                                                                                                (optics
                                                                                                                manufacturer)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                 Portfolios in
                                                                                                      Fund
                           Position(s)        Term of Office and             Principal              Complex        Other
                            Held with           Length of Time             Occupation(s)             Overseen   Directorships
                                                                                                     --------
 Name, Age and Address        Funds                 Served              During Past 5 Years**                       Held
 ---------------------        -----                 ------              ---------------------                       ----
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Precision Optics
                                                                                                                Corporation
                                                                                                                (optics
                                                                                                                Manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Daniel M.  Cain                   Trustee         Until retirement*      President and CEO, Cain        41      Trustee, Universal
(58)                                                                     Brothers & Company,                    Health Realty
452 Fifth Avenue                Chairman of      7 years for the CDC     Incorporated                           Income Trust;
New York, NY 10018               the Audit    Nvest Funds Trusts; less   (investment banking)
                                 Committee       than 1 year for the                                            Director, Sheridan
                                                 Loomis Sayles Funds                                            Healthcorp
                                                       Trusts
------------------------------------------------------------------------------------------------------------------------------------
Paul G. Chenault                  Trustee         Until Retirement*      Retired; Trustee, First        41      Director, Mailco
(70)                                                                     Variable Life (variable                Office Products,
5852 Pebble Beach Way            Contract     Less than 1 year for the   life insurance)                        Inc.
San Luis Obispo, CA             Review and     CDC Nvest Funds Trusts;
93401-8270                      Governance     4 years for the Loomis
                                 Committee       Sayles Funds Trusts
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J.  Cowan (71)            Trustee         Until retirement*      Retired                        41      None
399 Boylston Street
Boston, MA  02116               Chairman of     28 years for the CDC
                               the Contract   Nvest Funds Trusts; less
                                Review and       than 1 year for the
                                Governance       Loomis Sayles Funds
                                 Committee             Trusts
------------------------------------------------------------------------------------------------------------------------------------
Richard Darman (60)               Trustee         Until retirement*      Partner, The Carlyle           41      Director and
399 Boylston Street                                                      Group (investments);                   Chairman, AES
Boston, MA  02116                Contract        7 years for the CDC     Chairman of Board of                   Corporation
                                Review and    Nvest Funds Trusts; less   Directors of AES
                                Governance       than 1 year for the     Corporation
                                 Committee       Loomis Sayles Funds     (international power
                                  Member               Trusts            company); formerly,
                                                                         Professor, John F.
                                                                         Kennedy School of
                                                                         Government, Harvard
                                                                         University
------------------------------------------------------------------------------------------------------------------------------------
Sandra O.  Moose (61)             Trustee         Until retirement*      President, Strategic                   Director, Verizon
One Exchange Place                                                       Advisory Services. E                   Communications;
Boston, MA  02109                  Audit        21 years for the CDC     (management consulting);               Director, Rohm and
                                 Committee    Nvest Funds Trusts; less   formerly Senior Vice                   Haas Company
                                  Member         than 1 year for the     President and Director,                (specialty
                                                 Loomis Sayles Funds     The Boston Consulting                  chemicals)
                                                       Trusts            Group, Inc.
                                                                         (management consulting)
------------------------------------------------------------------------------------------------------------------------------------
John A.  Shane (70)               Trustee         Until retirement*      President, Palmer                41    Director, Gensym
200 Unicorn Park Drive                                                   Service Corporation                    Corporation;
Woburn, MA  01801                               21 years for the CDC     (venture capital                       Director, Overland
                                 Contract     Nvest Funds Trusts; less   organization)                          Storage, Inc.;
                                Review and       than 1 year for the                                            Director, Abt
                                Governance       Loomis Sayles Funds                                            Associates Inc.
                                 Committee             Trusts
                                  Member
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                 Portfolios in
                                                                                                      Fund
                           Position(s)        Term of Office and             Principal              Complex        Other
                            Held with           Length of Time             Occupation(s)             Overseen   Directorships
                                                                                                     --------
 Name, Age and Address        Funds                 Served              During Past 5 Years                         Held
 ---------------------        -----                 ------              -------------------                         ----
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Blanding/1/          CEO, Loomis         Not Applicable        President, Chairman,           41      None
(56)                           Sayles Funds                              Director and Chief
555 California Street          II;                less than 1 year       Executive Officer,
San Francisco, CA  94104       President                                 Loomis Sayles;
                               and  CEO,
                               Loomis
                               Sayles
                               Funds I

                               Trustee
------------------------------------------------------------------------------------------------------------------------------------
John T.  Hailer/2/ (43)        President           Not Applicable        President and Chief            41      None
399 Boylston Street            and CEO of                                Executive Officer, CDC
Boston, MA 02116               the CDC           3 Years for the CDC     IXIS Asset Management
                               Nvest Funds    Nvest Funds Trusts; less   Distributors, L.P.;
                               Trusts;           than 1 year for the     formerly, Senior Vice
                               Executive         Loomis Sayles Funds     President, Fidelity
                               Vice                    Trusts            Investments
                               President,
                               Loomis
                               Sayles Funds
                               I;
                               President,
                               Loomis
                               Sayles Funds
                               II

                                  Trustee
------------------------------------------------------------------------------------------------------------------------------------
Peter S.  Voss/3/ (57)         Chairman of        Not Applicable         Director, President and        41      Trustee, Harris
399 Boylston Street             the Board                                Chief Executive                        Associates
Boston, MA  02116                               11 years for the CDC     Officer, CDC IXIS Asset                Investment Trust4
                                  Trustee     Nvest Funds Trusts; less   Management North
                                                 than 1 year for the     America, L.P.
                                                 Loomis Sayles Funds
                                                       Trusts
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------



*All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.



**Each person listed above holds the same position(s) with the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trusts' trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.



/1/ Mr. Blanding is deemed an "interested person" of CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").



/2/Mr. Hailer is an "interested person" of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").



/3/Mr. Voss is an "interested person" of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts because he holds the following positions with affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Investment Advisors, Inc.; Director of Vaughan, Nelson Investment Management, L.P.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of the Executive Board of CDC IXIS Asset Management.



/4/ As of January 30, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                 Portfolios in
                                                                                                      Fund
                           Position(s)        Term of Office* and           Principal               Complex        Other
                            Held with           Length of Time            Occupation(s)              Overseen   Directorships
                                                                                                     --------
 Name, Age and Address        Funds                 Served             During Past 5 Years**                        Held
 ---------------------        -----                 ------             ---------------------                        ----
------------------------------------------------------------------------------------------------------------------------------------
Nicholas H. Palmerino        Treasurer      Less than 1 year with     Senior Vice President,    Not Applicable   Not Applicable
(38)                                      CDC Nvest Fund Trusts       CDC IXIS Asset
399 Boylston Street                         and Loomis Sayles         Management Services,
Boston, MA 02116                               Funds Trusts           Inc.; Senior Vice
                                                                      President, CDC IXIS
                                                                      Asset Management
                                                                      Advisers, L.P.;
                                                                      formerly, Vice
                                                                      President, Loomis,
                                                                      Sayles & Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
John E. Pelletier (39)       Secretary,   6 years as Secretary        Senior Vice President,    Not Applicable   Not Applicable
399 Boylston Street          Chief Legal   with the CDC Nvest         General Counsel,
Boston, MA 02116               Officer   Funds Trusts and Loomis      Secretary and Clerk,
                                           Sayles Funds Trusts        CDC IXIS Distribution
                                                                      Corporation; Senior
                                          Less than 1 year as         Vice President, General
                                          Chief Legal Officer         Counsel, Secretary and
                                          with Loomis Sayles          Clerk, CDC IXIS Asset
                                          Funds Trusts and CDC        Management
                                          Nvest Funds Trusts          Distributors, L.P.;
                                                                      Senior Vice President,
                                                                      General Counsel,
                                                                      Secretary and Clerk,
                                                                      CDC IXIS Asset
                                                                      Management Advisers,
                                                                      L.P.; Executive Vice
                                                                      President, General
                                                                      Counsel, Secretary,
                                                                      Clerk, and Director,
                                                                      CDC IXIS Asset
                                                                      Management Services,
                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fuss (70)          Executive    2 Years for Loomis          Vice Chairman and         Not Applicable   Not Applicable
One Financial Center         Vice         Sayles Funds II; prior      Director, Loomis,
Boston, MA 02111             President    to 2002; President and      Sayles& Company, L.P.
                             Loomis       Trustee
                             Sayles Funds Less than 1 Year for the
                             II           CDC Nvest Funds Trusts
------------------------------------------------------------------------------------------------------------------------------------
Frank LoPiccolo (50)         Anti-Money   Less than 1 Year for the   Senior Vice President,     Not Applicable  Not Applicable
                             Laundering   CDC Nvest Fund and         CDC IXIS Asset
                             Officer      Loomis Sayles Fund Trusts  Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*Each officer of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts serve for an indefinite term in accordance with each Trust's current By-laws until the date his or her sucessor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.



**Each person listed above holds the same position(s) with the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trusts' trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.


Standing Board Committees

     The trustees have delegated certain authority to the Audit Committee and Contract Review and Governance Committee.


Prior to the unification of the boards of Trustees, the Board of Trustees of the Trust included three committees: Audit Committee, Contract Review Committee and Nominating and Governance Committee. During the period from October 1, 2002 to June 10, 2003, each of these committees met twice.



     The CDC Nvest and Loomis Sayles Funds Trusts currently have two standing Board Committees. The Contract Review and Governance Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the trusts, and governance matters relating to the trusts. During the period June 10, 2003 to September 30, 2003, this Committee held two meetings.



     The Audit Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent auditors can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the period June 10, 2003 to September 30, 2003 this Committee held six meetings.


     The current membership of each committee is as follows:

       Audit Committee                  Contract Review and Governance Committee
       ---------------                  ----------------------------------------
       Daniel M. Cain - Chairman        Kenneth J. Cowan - Chairman
       Edward A. Benjamin               Graham T. Allison, Jr.
       Sandra O. Moose                  Paul G. Chenault
                                        Richard Darman
                                        John A. Shane

Trustee Fees

     The Trusts pay no compensation to their officers or to their trustees who are Interested Trustees.

     Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the CDC Nvest and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year.


     During the fiscal year ended September 30, 2003 for CDC Nvest Funds Trust I and II and Loomis Sayles Funds II the trustees of the trusts received the amounts set forth in the following table for serving as a trustee of the trusts and for also serving as trustees of the CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust-Money Market Series and Loomis Sayles Funds I. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to Trustees by trusts in the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Pension or
                                                                                     Retirement      Estimated
                             Aggregate          Aggregate           Aggregate         Benefits        Annual            Total
                           Compensation     Compensation from   Compensation from    Accrued as      Benefits       Compensation
                          from CDC Nvest     CDC Nvest Funds      Loomis Sayles     Part of Fund       Upon           from the
                          Funds Trust 1*        Trust II*           Funds II*         Expenses      Retirement     Fund Complex+*
                          --------------        ---------           ---------         --------      ----------     --------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
Joseph Alaimo                $     0              $    0             $19,177                $0             $0         $46,250
------------------------------------------------------------------------------------------------------------------------------------
Graham T.  Allison, Jr.      $37,179              $5,896             $11,278                $0             $0         $77,683
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin**         $ 8,234              $1,463             $20,684                $0             $0         $60,975
------------------------------------------------------------------------------------------------------------------------------------
Daniel M.  Cain              $40,209              $6,417             $13,468                $0             $0         $88,858
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J.  Cowan            $39,524              $6,271             $12,010                $0             $0         $83,120
------------------------------------------------------------------------------------------------------------------------------------
Paul G. Chenault**           $ 6,718              $1,195             $19,227                $0             $0         $55,125
------------------------------------------------------------------------------------------------------------------------------------
Richard Darman               $37,179              $5,896             $11,278                $0             $0         $77,683
------------------------------------------------------------------------------------------------------------------------------------
Sandra O.  Moose             $37,865              $6,041             $12,735                $0             $0         $82,421
------------------------------------------------------------------------------------------------------------------------------------
John A.  Shane               $36,349              $5,773             $11.278                $0             $0         $76,196
------------------------------------------------------------------------------------------------------------------------------------
Pendelton P. White           $37,179              $5,896             $11,278                $0             $0         $77,683
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
Peter S.  Voss               $     0              $    0             $     0                $0             $0         $     0
------------------------------------------------------------------------------------------------------------------------------------
John T.  Hailer              $     0              $    0             $     0                $0             $0         $     0
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Blanding           $     0              $    0             $     0                $0             $0         $     0
------------------------------------------------------------------------------------------------------------------------------------



*Amounts include payments deferred by trustees for the fiscal year ended September 30, 2003, with respect to the Trusts. The total amount of deferred compensation accrued for Loomis Sayles Funds II as of September 30, 2003 for the Trustees is as follows: Benjamin ($6,317), Cowan ($6,418) and Darman ($11,244). The total amount of deferred compensation accrued for CDC Nvest Funds Trust I as of September 30, 2003 for the Trustees is as follows: Benjamin ($6,569), Cowan ($17,055) and Darman ($37,179). The total amount of deferred compensation accrued for CDC Nvest Funds Trust II as of September 30, 2003 for the Trustees is as follows: Benjamin ($758), Cowan ($2,079) and Darman ($4,735).

**Amounts include amounts held through the deferred compensation plan.

+ Total Compensation represents amounts paid during 2003 to a trustee for serving on the board of trustees of nine (9) trusts with a total of forty-one
(41) funds as of September 30, 2003. Total compensation reflects payments for periods of less than one year for certain Funds due to a change in the fiscal year end of these Funds. For the twelve months ended September 30, 2003 the Trustees received the following amounts: Alaimo ($46,250), Allison ($82,500), Benjamin ($60,975), Cain ($92,550), Chenault ($55,125), Cowan ($88,250), Darman
($82,500), Moose ($86,800), Shane (80,575) and White ($82,500).


         The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees. As a result of this arrangement, each trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.


         At January 2, 2004, the officers and trustees of the Trusts collectively owned less than 1% of the then outstanding shares of each Fund and each Trust, except that the officers and trustees of the Trust owned beneficially 9.86% of the Loomis Sayles Institutional High Income Fund. The amount includes shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") or the Loomis Sayles Funded Pension Plan (the "Pension Plan").

         As of January 2, 2004, the Profit Sharing Plan owned the following percentages of the outstanding of the indicated Funds: 18.20% of Loomis Sayles Growth Fund, 4.19% of the Loomis Sayles Investment Grade Bond Fund, and 8.39% of Loomis Sayles Research Fund.

         As of January 2, 2004, the Pension Plan owned the following percentages of the outstanding shares of the indicated Funds: 18.05% of Loomis Sayles Growth Fund, 12.93% of Loomis Sayles International Equity Fund, and 53.53% of Loomis Sayles Research Fund.

         The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan's Advisory /Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are Robert Ix, John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O'Hara, Vincent Stanton, Paul Sherba and Kurt Wagner. Except for Timothy Hunt, John DeBeer and Vincent Stanton, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

         As of December 31, 2003, the trustees had the following ownership in the Funds:


Dollar Range of Fund       Graham T.   Edward     Daniel     Paul G.     Kenneth    Richard    Sandra O.   John A.
Shares*                    Allison,    A.         M. Cain**  Chenault**  J.         Darman**   Moose**     Shane**
                           Jr.**       Benjamin**                          Cowan**
Core Plus Bond Fund        A           A          A          A           B          A          A           A
Government Securities      A           A          A          A           B          A          A           A
Fund
Massachusetts Tax Free     A           A          A          A           A          A          A           A
Income Fund
Growth Fund                A           A          A          A           B          A          A           A
High Income Fund           A           A          A          A           B          A          A           A
International Equity Fund  A           A          A          A           B          A          A           A
Investment Grade Bond      A           A          A          A           B          A          A           A
Fund
Limited Term Government    A           A          A          A           B          A          A           A
and Agency Fund
Municipal Income Fund      A           A          A          A           A          A          A           A
Research Fund              A           A          A          D           B          A          A           A
Strategic Income Fund      A           C          A          A           C          A          A           A

Aggregate Dollar Range     E           C          E          D           E          E          E           A
of Fund Shares in Funds
Overseen by Trustee in
the Trusts


* A.  None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000


**Amounts include amounts held through the deferred compensation plan.



Interested Trustees



Dollar Range of Fund Shares*                       Robert J. Blanding     John T. Hailer        Peter S. Voss
Core Plus Bond Fund                                A                      A                     A
Government Securities Fund                         A                      A                     A
Massachusetts Tax Free Income Fund                 A                      A                     A
Growth Fund                                        E                      A                     A
High Income Fund                                   A                      A                     A
International Equity Fund                          E                      C                     A
Investment Grade Bond Fund                         A                      A                     A
Limited Term Government and Agency Fund            A                      A                     A
Municipal Income Fund                              A                      A                     A
Research Fund                                      A                      A                     A
Strategic Income Fund                              A                      A                     A

Aggregate Dollar Range of Fund Shares in Funds     E                      E                     E
Overseen by Trustee in the Trusts


* A.  None
  B.  $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000

**Amounts include "notional" amounts held through the deferred compensation plan.


Advisory Agreements


         Each Fund's advisory agreement with Loomis Sayles & Company, L.P. ("Loomis Sayles") provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

         Each Fund pays all expenses not borne by its adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, or its affiliates, other than affiliated registered investment companies. In the case of Funds with Class Y shares, certain expenses may be allocated differently among the Fund's Classes A, B and C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trust and Ownership of Shares.")

         Each Fund's advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

         Each advisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940
Act). In addition, each agreement with Loomis Sayles will automatically terminate if its relevant Trust or Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the Trust or Loomis Sayles.

         Each advisory agreement provides that the adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


         In addition to serving as investment adviser to the Funds, the Strategic Income Fund, Municipal Income Fund, and each series of Loomis Sayles Funds II (formerly, "Loomis Sayles Funds"), Loomis Sayles acts as investment adviser to each series of Loomis Sayles Funds I (formerly, "Loomis Sayles Investment Trust"), a registered open-end management investment company. Loomis Sayles also serves as adviser to a number of other open-end management companies and provides investment advice to numerous other corporate and fiduciary clients.


         Under a separate Advisory Administration Agreement dated September 1, 2003, CDC IXIS Advisers oversees the portfolio management services provided to the Funds by their adviser and provides certain administrative services. Subject to the review of the Board of Trustees, CDC IXIS Advisers monitors the adviser to assure that the adviser is managing a Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, CDC IXIS Advisers and CIS also provide the Funds with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the

Fund's registration statement under federal and state laws. CDC IXIS Advisers does not determine what investments will be purchased or sold for any Fund.

         Under each advisory agreement with Loomis Sayles, if the total ordinary business expenses of a Fund or the Trust as a whole for any fiscal year exceeds the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances that would result in any Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses, and extraordinary expenses.


         As described in the Prospectuses, Loomis Sayles has agreed to certain additional contractual arrangements to limit certain Fund's expenses.


Board Approval of the Existing Advisory Agreements

         The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory agreements at most of its meetings throughout the year. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees is conducted through committees. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. The advisory agreements of the Funds are reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.

         In connection with their meetings, the trustees receive materials specifically relating to the existing advisory agreements. These materials generally include, among other items (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Funds, and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (1) the adviser's results and financial condition, (2) each Fund's investment objective and strategies and the size, education and experience of the advisers' investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Funds' shares, (4) the procedures employed to determine the value of the Funds' assets,
(5) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the adviser and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (6) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions and policies on personal securities transactions, and
(7) when applicable, the contractual fee waivers and expense reimbursements agreed to by the advisers.

         The Board of Trustees most recently approved the renewal of the Trusts' advisory agreements at their meeting held in May 2003, and for certain new series of Loomis Sayles Funds II on June 12, 2003. On that date, the Board of Trustees also approved amendments to advisory contracts for the Income Funds, Tax Free Income Funds, Growth Fund, International Equity Fund, Research Fund and Investment Grade Bond Fund. In considering the advisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory agreements included the following:

         . the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

         . whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

         . the nature, quality, cost and extent of administrative and shareholder services performed by the advisers and affiliated companies, under the existing advisory agreements and under separate agreements covering transfer agency functions and administrative services.

         . each Fund's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the advisers relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the adviser and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the adviser, such as the engagement of affiliates of the adviser to provide distribution, brokerage and transfer agency services to the Fund, and the benefits of research made available to the adviser by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.


         . the level of the advisers' profits in respect of the management of the Funds. The Trustees considered the profits realized by the advisers in connection with the operation of each Fund.

         . whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

         Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing advisory agreements should be continued through May 31, 2004.


Information About the Organization and Ownership of the Advisers of the Funds


         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers"), formed in 1995, is a limited partnership whose sole general partner, CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"), is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, LLC ("CDC IXIS Holdings"), which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS Asset Management North America"). CDC IXIS Distribution Corporation is also the sole general partner of the Distributor and the sole shareholder of CIS, the transfer and dividend disbursing agent of the Funds. CDC IXIS Asset Management North America owns the entire limited partnership interest in each of CDC IXIS Advisers and the Distributor. CIS has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to third parties.

         CDC IXIS Asset Management North America is an indirect subsidiary of CDC IXIS Asset Management, a French asset manager. CDC IXIS Asset Management is the primary investment management subsidiary of Caisse des Depots et Consignations ("CDC"). Founded in 1816, CDC is a major French diversified financial institution with a strong global presence in the banking, insurance, investment banking, asset management and global custody industries. CDC IXIS Asset Management is owned 80% by CDC IXIS, a French investment bank that in turn is owned jointly by CDC and Eulia. Eulia, a French financial institution, is a joint venture between CDC and the Caisse Nationale des Caisses d'Epargne, an association of French savings banks. CDC owns 35% of the Caisse Nationale des Caisses d'Epargne. The remaining 20% of CDC IXIS Asset Management is owned by CNP Assurances, a leading French insurance company. CDC owns 37% of CNP Assurances. The main place of business of CDC IXIS Asset Management is 7, place des Cinq Martyrs du Lycee Buffon, 75015 Paris, France. The registered address of CDC IXIS is 26-28, rue Neuve Tolbiac, 75658 Paris Cedex 13. The registered address of CNP Assurances is 4, place Raoul Dautry, 75015 Paris, France. The registered address of Eulia and Caisse Nationale des Caisses d'Epargne is 5, rue Masseran, 75007 Paris, France. The registered office of CDC is 56, rue de Lille, 75007 Paris, France.


         The fifteen principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, L.P. collectively had approximately $135 billion in assets under management or administration as of September 30, 2003.

         Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest investment management firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Holdings. CDC IXIS Asset Management North America owns the entire limited partnership interest in Loomis Sayles.


Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers; Cross Relationships of Officers and Trustees


         Loomis Sayles Loomis Sayles has organized its business into three investment groups: The Fixed Income Group, The Equity Group and The Investment Counseling Group. The Fixed Income Group and the Equity Group make investment decisions for the Funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the Funds advised by Loomis Sayles also invest. If one of these Funds and such other clients advised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each Fund or client advised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

Distribution Agreements and Rule 12b-1 Plans

         Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

         The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

         Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Classes A, B and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the relevant Trust. (Note that certain Funds do not offer Class C shares.)

         Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Classes A, B and C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

         The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

         Prior to 1993, reimbursable expenses of the Distributor could be carried forward for reimbursement in future years. Subsequently, the Class A Plan for each Fund was amended to stop allowing new sums to be carried forward and the Distributor was only permitted to carry forward sums that had already accrued. The amounts of unreimbursed Class A expenses carried over into 2003 from previous plan years were as follows:


               Fund                   Amount Carried Forward    Amendment Date*
               ----                   ----------------------    ---------------
            Core Plus Bond                   $1,919,349                 9/13/93
         Government Securities               $1,583,658                 9/24/93
           Municipal Income                  $1,700,600                 9/13/93
Limited Term Government and Agency           $2,272,723                 9/24/93


*The Amendment Date is the date that the plans were amended to stop allowing new sums to be added to the amount being carried forward.

         Class A shares of Limited Term Government and Agency Fund and Massachusetts Fund pay a monthly distribution fee at an annual rate not to exceed 0.10% of each Fund's average daily net assets. This fee is payable only to reimburse the Distributor for expenses incurred in connection with the distribution of each Fund's shares, but unreimbursed expenses can be carried forward into future years.

         Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month.


         Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such Trustees.


         Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the CDC Nvest Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the relevant Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

         The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds' shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of CDC IXIS Asset Management North America and may receive compensation from each Fund's adviser with respect to sales of Class Y shares. (Note that certain Funds do not currently offer Class Y shares.)

         The Distribution Agreement for any Fund may be terminated at any time on 60 days written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.

         The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

         With the exception of the Distributor, its direct and indirect parent companies and those Trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and
(3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.


         The Distributor controls the words "CDC Nvest" in the names of the Trusts and the Funds and if it should cease to be the principal distributor of the Funds' shares, the Trusts or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for CDC Nvest Cash Management Trust, Loomis Sayles Funds I and certain Funds in Loomis Sayles Funds II. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.


         The portion of the various fees and expenses for Classes A, B and, with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below.

All Income Funds (except Limited Term Government and Agency Fund)+

         For Class A shares of the Income Funds, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Income Funds that are paid to securities dealers are shown below:


                                   Maximum                 Maximum                Maximum                Maximum
                              Sales Charge Paid         Reallowance or           First Year            First Year
                                 by Investors             Commission            Service Fee           Compensation
Investment                  (% of offering price)   (% of offering price)  (% of net investment)  (% of offering price)
----------                  ---------------------   ---------------------  ---------------------  ----------------------
Less than  $100,000                 4.50%                   4.00%                  0.25%                 4.25%
$100,000 - $249,999                 3.50%                   3.00%                  0.25%                 3.25%
$250,000 - $499,999                 2.50%                   2.15%                  0.25%                 2.40%
$500,000 - $999,999                 2.00%                   1.70%                  0.25%                 1.95%

Investments of $1 million or more
First $3 million                     none                   1.00%(1)               0.25%                 1.25%
Excess over $3 million               none                   0.50%(1)               0.25%                 0.75%

Investments with no                  none                   0.00%                  0.25%                 0.25%
Sales Charge (2)
0.25%

Limited Term Government and Agency Fund


                                   Maximum                 Maximum                Maximum                 Maximum
                              Sales Charge Paid         Reallowance or           First Year              First Year
                                 by Investors             Commission            Service Fee             Compensation
Investment                  (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)
----------                   --------------------   ---------------------   ---------------------   ---------------------
Less than  $100,000                 3.00%                   2.70%                  0.25%                   2.95%
$100,000 - $249,999                 2.50%                   2.15%                  0.25%                   2.40%
$250,000 - $499,999                 2.00%                   1.70%                  0.25%                   1.95%
$500,000 - $999,999                 1.25%                   1.00%                  0.25%                   1.25%

Investments of $1 million or more
First $3 million                     none                   1.00%(1)               0.25%                   1.25%
Excess over $3 million               none                   0.50%(1)               0.25%                   0.75%

Investments with no                  none                   0.00%                  0.25%                   0.25%
Sales Charge (2)


For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of those Funds offering Class Y shares, which are described in a separate prospectus.

+Prior to September 12, 2003, Investment Grade Bond Fund offered Institutional, Retail and Admin Classes of shares. On May 21,2003, Admin Class shares were merged into Retail Class shares; and on September 12, 2003, Retail Class shares were converted to Class A shares of the Funds. On September 12, 2003, Institutional Class shares were converted to Class Y shares of the Funds.

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Income Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.

         The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Income Funds that are paid to securities dealers are shown below:

High Income, Strategic Income, Core Plus Bond and Government Securities Funds (Class B only for Government Securities Funds)


                                    Maximum
                                Front -End Sales           Maximum                 Maximum                Maximum
                                 Charge Paid by         Reallowance or            First Year             First Year
                                   Investors              Commission             Service Fee            Compensation
Investment                   (% of offering price)  (% of offering price)   (% of net investment)  (% of offering price)
----------                   ---------------------  ---------------------   ---------------------  ----------------------
All amounts for Class B               none                  3.75%                  0.25%                  4.00%
All amounts for Class C               none                  1.00%                  0.00%                  1.00%

Limited Term Government and Agency Fund


                                    Maximum
                                Front -End Sales           Maximum                Maximum               Maximum
                                 Charge Paid by         Reallowance or            First Year           First Year
                                   Investors              Commission             Service Fee          Compensation
Investment                    (% of offering price)  (% of offering price)   (% of net investment)  (% of offering  price)
----------                    ---------------------  ---------------------   ---------------------  ----------------------
All amounts for Class B               none                  2.75%                  0.25%                 3.00%
All amounts for Class C               none                  1.00%                  0.00%                 1.00%




Municipal Income Fund

         For Class A shares of the Municipal Income Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Municipal Income Fund that are paid to securities dealers are shown below:

Municipal Income Fund

                                   Maximum                 Maximum                Maximum                 Maximum
                              Sales Charge Paid         Reallowance or           First Year             First Year
                                 by Investors             Commission             Service Fee           Compensation
Investment                  (% of offering price)   (% of offering price)   (% of net investment)  (% of offering price)
----------                  ---------------------   ---------------------   ---------------------  ---------------------
Less than  $100,000                 4.50%                   4.00%                  0.25%                  4.25%
$100,000 - $249,999                 3.50%                   3.00%                  0.25%                  3.25%
$250,000 - $499,999                 2.50%                   2.15%                  0.25%                  2.40%
$500,000 - $999,999                 2.00%                   1.70%                  0.25%                  1.95%

Investments of $1 million or more

First $3 million                     none                   1.00%(1)               0.25%                  1.25%
Excess over $3 million               none                   0.50%(1)               0.25%                  0.75%

Investments with no                  none                   0.00%                  0.25%                  0.25%
Sales Charge (2)

For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of those Funds offering Class Y shares, which are described in a separate prospectus.

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Class A, B and C shares of the Income Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B shares service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Municipal Income Fund that are paid to securities dealers are shown below:

Municipal Income Fund

                                    Maximum
                                Front -End Sales           Maximum                Maximum                 Maximum
                                 Charge Paid by         Reallowance or           First Year              First Year
                                   Investors              Commission            Service Fee             Compensation
Investment                  (% of offering price)   (% of offering price)    (% of net investment)  (% of offering price)
----------                  ---------------------   ---------------------    ---------------------  ---------------------
All amounts for Class B               none                  3.75%                  0.25%                 4.00%

Massachusetts Fund

         For Class A shares of the Massachusetts Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Massachusetts Fund that are paid to securities dealers are shown below:

                                   Maximum                 Maximum                 Maximum                Maximum
                              Sales Charge Paid         Reallowance or            First Year             First Year
                                 by Investors             Commission             Service Fee            Compensation
Investment                  (% of offering price)   (% of offering price)   (% of net investment)  (% of offering price)
----------                  ---------------------   ---------------------   ---------------------  ---------------------
Less than  $ 50,000                 4.25%                   3.75%                   0.25%                  4.00%
Less than  $100,000                 4.00%                   3.50%                   0.25%                  3.75%
$100,000 - $249,999                 3.50%                   3.00%                   0.25%                  3.25%
$250,000 - $499,999                 2.50%                   2.15%                   0.25%                  2.40%
$500,000 - $999,999                 2.00%                   1.70%                   0.25%                  1.95%

Investments of $1 million or more

First $3 million                     none                   1.00%(1)                0.25%                  1.25%
Excess over $3 million               none                   0.50%(1)                0.25%                  0.75%

Investments with no                  none                   0.00%                   0.25%                  0.25%
Sales Charge (2)

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for the Massachusetts Fund under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B shares service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Massachusetts Fund that are paid to securities dealers are shown below:

                                                                       Maximum                      Maximum
                                    Maximum Reallowance              First Year                    First Year
                                       or Commission                 Service Fee                 Compensation
Investment                         (% of offering price)        (% of net investment)       (% of offering period)
----------                         ---------------------        ---------------------       ----------------------
All amounts for Class B                    3.75%                        0.25%                        4.00%

Equity Funds+

         For Class A shares of the Loomis Sayles Funds, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Loomis Sayles Funds that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------------
                                Maximum               Maximum                 Maximum                Maximum
                           Sales Charge Paid       Reallowance or           First Year             First Year
                              by Investors           Commission            Service Fee           Compensation
Investment               (% of offering price)  (% of offering price) (% of net investment)  (% of offering price)
-------------------------------------------------------------------------------------------------------------------
Less than $50,000                5.75%                 5.00%                0.25%               5.25%
-------------------------------------------------------------------------------------------------------------------
50,000   $99,999                 4.50%                 4.00%                0.25%               4.25%
-------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999              3.50%                 3.00%                0.25%               3.25%
-------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999              2.50%                 2.15%                0.25%               2.40%
-------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999              2.00%                 1.70%                0.25%               1.95%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Investments of $1 million or more
-------------------------------------------------------------------------------------------------------------------
First $3 million                  None                 1.00%(1)             0.25%               1.25%
-------------------------------------------------------------------------------------------------------------------
Excess over $3 million            None                 0.50%(1)             0.25%               0.75%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Investments with no               None                 0.00%                0.25%               0.25%
Sales Charge (2)
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

+Prior to September 12, 2003, the Growth Fund, International Equity Fund and Research Fund offered Institutional, Retail and Admin Classes of shares. On May 21, 2003, Admin Class shares were merged into Retail Class shares; and on September 12, 2003, Retail Class shares were converted to Class A shares of the Funds. On September 12, 2003, Institutional Class shares were converted to Class Y shares of the Funds.

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Loomis Sayles Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Loomis Sayles Funds that are paid to securities dealers are shown below:


                                    Maximum
                                Front -End Sales           Maximum                Maximum               Maximum
                                 Charge Paid by         Reallowance or           First Year            First Year
                                   Investors              Commission            Service Fee           Compensation
Investment                   (% of offering price)  (% of offering price)  (% of net investment)  (% of offering price)
----------                   ---------------------  ---------------------  ---------------------  ---------------------
All amounts for Class B               none                  3.75%                  0.25%                 4.00%
All amounts for Class C               none                  1.00%                  0.00%                 1.00%


(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Research Fund under the section entitled "Ways to Reduce or Eliminate Sales Charges."

All Funds

         Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A or Class C shares to investment dealers from time to time.

         For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other CDC Nvest Fund or if the account is registered in street name.

         The Distributor, the Adviser and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B and C shares, (iii) payments based upon factors such as the length of time the assets of a dealer's clients have been invested in the Funds and the levels of those clients' assets and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm. These payments described in this paragraph may be significant to the dealers receiving the payments and the entities paying them.

         Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Funds' Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

The commissions and sales charges for the last three fiscal years were allocated as follows:

CDC NVEST TRUST I


                                                                   12/31/01       12/31/02      9/30/03/1/
                                                                   --------       --------      ----------
Total commissions on sales of Class A shares                      $3,227,553     $2,020,945     $189,617
          Amount reallowed to other securities dealers            $2,813,759     $1,771,806     $169,080
          Amount retained by Distributor                          $  413,794     $  249,139     $ 20,537

Total CDSCs on redemptions of Classes A, B and C shares           $2,711,885     $2,994,886     $373,136
          Amount paid to FEP Capital, L.P.                        $2,638,993     $2,925,808     $347,801
          Amount retained by Distributor*                         $   72,892     $   69,078     $ 25,335


*See "Other Arrangements" for information about amounts received by the Distributor from CDC Nvest Funds Trust I's investment advisers or the Funds directly for providing certain administrative services relating to CDC Nvest Funds Trust I.

CDC NVEST TRUST II


                                                                   12/31/01       12/31/02      9/30/03/1/
                                                                   --------       --------      ---------
Total commissions on sales of Class A shares                        $498,712       $342,644     $27,141
          Amount reallowed to other securities dealers              $434,971       $302,974     $23,608
          Amount retained by Distributor                            $ 63,741       $ 39,670     $ 3,533

Total CDSCs on redemptions of Classes A, B and C shares             $610,331       $580,262     $20,590
          Amount paid to FEP Capital, L.P.                          $584,849       $546,418     $20,590
          Amount retained by Distributor*                           $ 25,482       $ 33,844     $     0

*See "Other Arrangements" for information about amounts received by the Distributor from CDC Nvest Funds Trust I's investment advisers or the Funds directly for providing certain administrative services relating to CDC Nvest Funds Trust II.

/1/ The Funds' fiscal year ends on September 30. For certain Funds, this reflects a change, effective September 12, 2003, from a prior fiscal year-end of December 31. The results shown are therefore calculated for the period from January 1, 2003 through September 30, 2003.

LOOMIS SAYLES FUNDS II


                                                                 9/30/01        9/30/02        9/30/03
                                                                 -------        -------        -------
Total commissions on sales of Class A shares                          $0             $0        $648,831
          Amount reallowed to other securities dealers                $0             $0        $581,586
          Amount retained by Distributor                              $0             $0        $ 67,245

Total CDSCs on redemptions of Classes A, B and C shares               $0             $0        $401,639
          Amount paid to FEP Capital, L.P.                            $0             $0        $374,111
          Amount retained by Distributor*                             $0             $0        $ 27,528


Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian for Trusts within the CDC Nvest Funds Trusts and for the Loomis Sayles High Income Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Limited Term Government and Agency Fund and Loomis Sayles Municipal Income Fund. As such, IBT holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, IBT receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

          State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the custodian for Trusts within the Loomis Sayles Funds Trusts (other than the Loomis Sayles High Income Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Limited Term Government and Agency Fund and Loomis Sayles Municipal Income Fund). As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis.


Independent Auditors. The Trusts' independent auditors are PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent auditors conduct an annual audit of each Fund's financial statements, assist in the review of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectuses for the Funds, and the financial statements contained in those Funds' Annual Reports for the year ended September 30, 2003 and incorporated by reference into this statement, have been so included in reliance on the reports of the Trusts' independent accountants, given on the authority of said firm as experts in auditing and accounting.


Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

Other Arrangements

Arrangements with the CDC Nvest Funds Trusts

Pursuant to a contract between the Trusts and CIS, CIS, whose principal business address is 399 Boylston Street,

Boston, Massachusetts, 02116, acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. For these services CIS received the following fees from the Funds for the periods ended September 30, 2003:

         Fund                                          1/01/03 - 9/30/03/1/
         ----                                          --------------------
         Core Plus Bond                                      $250,569
         Government Securities                               $101,082
         High Income                                         $ 61,539
         Limited Term Government and Agency                  $156,896
         Massachusetts                                       $107,952
         Municipal Income                                    $151,736
         Strategic Income                                    $273,373

                                                       2/03/03 - 9/30/03/2/
                                                       --------------------
         Growth                                               $16,334
         International Equity                                 $16,870
         Investment Grade Bond                                $ 7,425
         Research                                             $13,244

         /1/ The Funds' fiscal year ends on September 30. For certain Funds, this reflects a change, effective September 12, 2003, from a prior fiscal year-end of December 31. The results shown are therefore calculated for the period from January 1, 2003 through September 30, 2003.


         /2/ CIS became the shareholder servicing and transfer agent for each Fund on February 2, 2003. Prior to February 2, 2003, BFDS, an unaffiliated entity, served as the shareholder servicing and transfer agent.


         CIS has subcontracted with State Street Bank and Trust Company ("State Street Bank") for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, CIS pays BFDS a monthly per account fee. In addition, pursuant to other service agreements, Classes A, B and C shareholders may pay service fees to other firms that provide similar services for their own shareholder accounts.

         In addition, during the fiscal year ended September 30, 2003, CIS performed certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, CIS provides the following services to the Funds:
(i) it provides personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) it provides services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) it handles the various registrations and filings required by various regulatory authorities.

         For these services CIS received the following fees from the Funds for the fiscal years ended December 31, 2001 and 2002 and the period January 1, 2003 through September 30, 2003:


                                           Fiscal Year Ended December 31,       January 1 through
                                           ------------------------------
                                                                                 September 30,/1/
                                                                                 -------------

Fund                                           2001              2002                  2003
----                                           ----              ----                  ----
Core Plus Bond                               $150,335          $181,783              $195,955
Government Securities                        $ 41,391          $ 52,701              $ 58,828
High Income                                  $ 42,424          $ 32,625              $ 30,130
Limited Term Government and Agency           $ 64,921          $ 78,121              $89,8774
Massachusetts                                $ 47,060          $ 56,477              $ 57,360
Municipal Income                             $ 74,157          $ 85,701              $ 85,899
Strategic Income                             $118,473          $124,140              $162,160


/1/ The Funds' fiscal year ends on September 30. For certain Funds, this reflects a change, effective September 12, 2003, from a prior fiscal year-end of December 31. The results shown are therefore calculated for the period from January 1, 2003 through September 30, 2003.


                                     Fiscal Year Ended                Period Ended
                                                                      ------------
                                       September 30,
                                       -------------
Fund                                 2001            2002          10/01/02   7/01/03 -
----                                 ----            ----         ---------   ---------
                                                                  - 6/30/03     9/30/03
                                                                  ---------   ---------
Growth Fund                       $10,516           $10,070         $ 6,374     $ 2,537
International Equity Fund         $29,088           $24,425         $11,774     $ 4,691
Investment Grade Bond Fund        $20,220           $61,782         $67,850     $27,744
Research Fund                     $ 1,466           $ 6,720         $ 4,735     $ 1,883



* For the fiscal year-ended September 30, 2001, September 30, 2002 and the period October 1, 2002 through June 30, 2003, the table reflects the fees paid to Loomis Sayles. For the period July 1, 2003 through September 30, 2003, the table reflects fees paid to CIS. Prior to July 1, 2003, Loomis Sayles performed certain accounting and administrative services for Growth Fund, International Equity Fund, Investment Grade Bond Fund and Research Fund pursuant to an administrative services agreement (the "Administrative Services Agreement") with this Trust dated May 8, 2000. For the period May 8, 2000 through May 8, 2002, Loomis Sayles Funds reimbursed Loomis Sayles for its expenses in performing or arranging for the performance of (i) corporate secretarial services, (ii) registration and disclosure assistance, (iii) legal and compliance services,
(iv) transfer agent monitoring, (v) treasury financial services, (vi) treasury regulatory services and (vii) treasury tax services and other treasury services as may arise from time to time.



         CIS also performs transfer agency services for Loomis Sayles Funds I and Loomis Sayles Funds II. CIS maintains shareholder accounts and prepares and mails shareholder account statements, processes shareholder transactions, mails shareholder reports, prepares and mails distribution payments, and maintains records of Fund transactions. The Trust pays CIS an asset based fee for its services.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

All Income Funds. In placing orders for the purchase and sale of portfolio securities for each Income Fund, Loomis Sayles always seeks the best price and execution. Some of each Income Fund's portfolio transactions are placed with brokers and dealers that provide Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Loomis Sayles. The services may also be used by Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

All Equity Funds. In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Subject to the overriding objective of obtaining the best possible execution of orders, Loomis Sayles may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, each Trust's Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Funds Advised by Loomis Sayles. Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

         Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

"Soft Dollars"

         Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "soft dollars").

         The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with "soft dollars" include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

         If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use "soft dollars" to pay for the portion of the cost relating to its research use.

         In connection with Loomis Sayles' use of "soft dollars", a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

         Loomis Sayles may use "soft dollars" to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

         Loomis Sayles' use of "soft dollars" to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of "soft dollars" also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its "soft dollar" practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

         For purposes of this "Soft Dollars" discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.

General

         Subject to procedures adopted by the Board of Trustees of each Trust, the Funds' brokerage transactions may be executed by brokers that are affiliated with CDC IXIS Asset Management North America or the Funds' adviser. Any such transactions will comply with Rule 17e-1 under the 1940 Act, except to the extent permitted by the SEC pursuant to exemptive relief or otherwise.

         Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds' dealer in connection with such transactions.

         To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, an adviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more Funds distributed by the Distributor. In addition, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses, subject to the requirement that an adviser will seek best execution.

         It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

                DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES

         CDC Nvest Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "The New England Life Government Securities Trust"; from September 1986 to March 1994, its name was "The New England Funds"; from April 1994 to January 2000, its name was "New England Funds Trust I"; from January 2000 until April 2001 the name of the Trust was "Nvest Funds Trust I"; and since May 2001 the name of the Trust has been "CDC Nvest Funds Trust I." The Trust has 11 separate portfolios. Municipal Income Fund is the successor of NEL Tax Exempt Bond Funds, Inc. which commenced operations in 1977. Prior to January 5, 1996, the Municipal Income Fund was "New England Tax Exempt Income Fund"; and prior to September 15, 2003, the name of the Fund was "CDC Nvest Municipal Income Fund." The initial Fund of the Trust (now the Loomis Sayles Government Securities Fund) commenced operations on September 16, 1985. Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995, and was reorganized as a series of Loomis Sayles Funds II on September 12, 2003. The remaining Funds in the Trust are successors to the following corporations which commenced operations in the years indicated:

         CDC Nvest Funds Trust II is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single Fund until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. The name of the Trust has changed several times since its organization. From its date of organization until December 1988, its name was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds"; from April 1992 until March 1994, its name was "TNE Funds Trust"; from April 1994 to January 2000, its name was "New England Funds Trust II"; from January 2000 to April 2001 the name of the Trust was "Nvest Funds Trust II"; and since May 2001 the name of the Trust has been "CDC Nvest Funds Trust II." The Trust has two separate portfolios. Massachusetts Fund is a successor to an investment company that was organized in 1984 and reorganized as series of the Trust in January 1989.

         Loomis Sayles Funds II, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991. The Trust has 14 portfolios. On September 12, 2003, the following Funds were reorganized from the CDC Nvest Funds Trusts into series of Loomis Sayles Funds II: Loomis Sayles High Income Fund (formerly, the "CDC Nvest High Income Fund"); Loomis Sayles Limited Term U.S. Government Fund (formerly, the "CDC Nvest Limited Term U.S. Government Fund"); Loomis Sayles Strategic Income Fund (formerly, the "CDC Nvest Strategic Income Fund"; and Loomis Sayles Municipal Income Fund (formerly, the "CDC Nvest Municipal Income Fund"). Loomis Sayles Limited Term U.S. Government Fund changed its name to Loomis Sayles Limited Term Government and Agency Fund in February 2004. On September 12, 2003, the following four Loomis Sayles Funds converted to the multi-class structure offered by the CDC Nvest Funds Trusts: Loomis Sayles Growth Fund; Loomis Sayles International Equity Fund; Loomis Sayles Research Fund; and Loomis Sayles Investment Grade Bond Fund.

         The Declarations of Trust of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and Loomis Sayles Funds II permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The shares of all the Funds (except as noted in this Statement and in each of the Fund's Prospectuses) are divided into four classes: Class A, Class B, Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectuses. As disclosed in the prospectus, not every Fund offers each class of shares. Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Classes A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

         The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

         The Declarations of Trust also permit each Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While each Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

         The Declarations of Trust provide for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the relevant Trust or Fund upon written notice to its shareholders.

Voting Rights

         Shareholders of all Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of at least $25,000 (with respect to all Trusts except Loomis Sayles Funds I and Loomis Sayles Funds II) or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

         No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to make changes of a technical nature in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other Funds.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

         The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each

Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of the Trusts.

Code of Ethics

         The Funds, their advisers, and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permits employees to invest in securities for their own accounts, under certain circumstances, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies


The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by any Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to a Funds' investment adviser. Decisions regarding the voting of proxies shall be made solely in the interest of the Fund and its shareholders. The exclusive purpose shall be to provide benefits to the shareholders of a Fund by considering those factors that affect the value of the securities. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund's investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted "against". The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. Upon request for reasonable periodic review as well as annual reporting to the SEC, the adviser shall make available to the Fund, or CDC IXIS Asset Management Services, Inc., the Fund's administrator, the records and information maintained by the adviser under the Guidelines.

Loomis Sayles utilizes the services of a third party proxy voting service provider ("Proxy Service Provider") in researching and voting proxies for those accounts and funds for which Loomis Sayles has voting authority. The Proxy Service Provider has a copy of Loomis Sayles' proxy voting policy and provides vote recommendations to Loomis Sayles based on the firm's policy and theProxy Service Provider's own research. All issues presented for shareholder vote will be considered by Loomis Sayles' proxy committee (the "Proxy Committee") and, when necessary, the equity analyst following the company. Loomis Sayles will generally follow the Proxy Service Provider's recommendation, unless it deviates from Loomis Sayles' express policy or the Proxy Committee determines that the shareholders best interests are served by voting otherwise.

In addition to reviewing the Proxy Service Provider's recommendations and directing Proxy Service Provider how to vote, the Proxy Committee also: (1) reviews and updates the firm's policies and procedures; (2) consults with portfolio managers and analysts; and (3) meets at least annually to discuss any issues that relate to proxy policies and voting.

Loomis Sayles strives to ensure that proxies are voted in its clients' best interest and are not affected by any possible conflicts of interest by following the pre-determined policies set forth in the proxy voting manual, or, where the manual allows for discretion, generally relying on the recommendations of the Proxy Service Provider. If the firm's manual allows for discretion on a particular proposal and the Proxy Committee determines that the Proxy Service Provider's recommendation is not in the best interests of the shareholders, then the Proxy Committee may use its discretion to vote against the Proxy Service Provider's recommendation, but only after conducting a review to determine if any material conflict of interest exists, and where a material conflict exists, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way, including providing information, opinions or recommendations to the Proxy Committee.

                               PORTFOLIO TURNOVER

         A Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, thereby decreasing the Funds' total return. The portfolio turnover rate for the fiscal period ended September 30, 2003 was significantly lower for the Fund compared to the prior fiscal period due to, among other things, Loomis Sayles High Income Fund was well positioned during the year. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.


         Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser believes that portfolio changes are appropriate.

                                HOW TO BUY SHARES

         The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to CDC Nvest Funds, or, in the case of a retirement account, the custodian or trustee.

         For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

         Shares may also be purchased either in writing, by phone (except for Class Y shares), by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the NASD and that have selling agreements with the Distributor. You may also use CDC Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or CDC Nvest Funds Web site (www.cdcnvestfunds.com) to purchase Fund shares (except for Class Y shares). For more information, see the section entitled "Shareholder Services" in this Statement.

         A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         The Distributor may at its discretion, for existing clients, accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

         At the discretion of the Distributor, Bank Trust Departments or Trust Companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information.

         If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

         The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in CDC IXIS Advisers' or Loomis Sayles' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers or Loomis Sayles in its discretion determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares and (ii) whether in CDC IXIS Advisers' or Loomis Sayles' view sufficient information (e.g., prices reported by pricing services) is available for the Fund's shares to be priced. For example, the Income Funds may price their shares on days on which the Exchange is closed but the fixed income markets are open for trading. The Funds do not expect to price their shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at market price (generally, their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker, although "market price" for securities traded on NASDAQ will generally be considered to be the NASDAQ official closing price.) Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.


         Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of a Fund's securities occur during such period, then these securities may be fair valued at the time the Fund dtermines its net asset value by or pursuant to procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.


         Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

         The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share or a Class C share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by CIS or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B or Y share of a Fund is the next-determined net asset value.

                              REDUCED SALES CHARGES


         The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the Broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.


         Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated - Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the CDC Nvest Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the CDC Nvest Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund, CDC Nvest Fund, or Loomis Sayles Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

         Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

         A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

         A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

         The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

         State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.


         Combining Accounts. Purchases of all series and classes of the CDC Nvest Funds (excluding the CDC Nvest Cash Management Trust - Money Market Series (the "Money Market Fund") unless the shares were purchased through an exchange with another CDC Nvest Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.


         Combining with Other Series and Classes of the CDC Nvest Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which excludes shares of the Money Market Fund unless such shares were purchased by exchanging shares of any other CDC Nvest Fund). Shares owned by persons described in the preceding paragraph may also be included.

         Clients of the Adviser. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares and no front-end sales charge applies to investments of $25,000 or more in Class C shares of the Funds by (1) clients of an adviser to any series of the Trusts; any director, officer or partner of a client of an adviser to any series of the Trusts; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

         Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares and there is no front-end sales charge related to investments in Class C shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

         Investment Advisory Accounts. Class A or Class C shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

         Certain Broker-Dealers and Financial Services Organizations. Class A or Class C shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by CDC IXIS Advisers, or its affiliates out of their own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees. Class C shares may be purchased at net asset value by an investor who buys through a Merrill Lynch or UBS Paine Financial Services, Inc. omnibus account. However, a CDSC will apply if shares are sold within 12 months of purchase.

         Certain Retirement Plans. Class A and Class C shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

         Bank Trust Departments or Trust Companies. Class A and Class C shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

         The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

                              SHAREHOLDER SERVICES

Open Accounts

         A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each additional investment or redemption from the account initiated by an investor, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. CIS may charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B, Class C or Class Y shares.

         The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A, B and C Shares)

         Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, or through payroll deduction, and are forwarded to CIS for investment in the Fund. A plan may be opened with an initial investment of $25 or more and thereafter regular monthly checks of $25 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application or payroll deduction authorization form must be completed to open an automatic investment plan and may be obtained by calling the Distributor at 800-225-5478 or your investment dealer or by visiting our Website at www.cdcnvestfunds.com.

         This program is voluntary and may be terminated at any time by CIS upon notice to existing plan participants.

         The Investment Builder Program plan may be discontinued at any time by the investor by written notice to CIS, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A, B and C
Shares)

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

         The reduced minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

         Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)

         An investor owning a Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

         A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

         In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan.

         All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A and Class C shares) at net asset value determined on the record date.


         Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan.
See "Redemptions" and "Income Dividends, Capital Gains Distributions and Tax Status" or "Taxation of Funds" below for certain information as to federal income taxes.


         It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A and Class C shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. CDC Nvest Funds may modify or terminate this program at any time.

         Because of statutory restrictions this Plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

         You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege

         A shareholder may exchange the shares of any Fund for shares of the same class of an other CDC Nvest Fund, Money Market Fund or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Fund. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes A, B and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other CDC Nvest Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of CDC Nvest Cash Management Trust - Money Market Series established on or after December 1, 2000 may exchange into Class C shares of a CDC Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of CDC Nvest Cash Management Trust - Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a CDC Nvest Fund without paying a front-end sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds, for Institutional Class shares of any other series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers Institutional Class shares, or for Class A shares of the Money Market Fund. These options are summarized in the Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or CIS at 800-225-5478 or (2) a written exchange request to the Fund or CDC IXIS Asset Management Services, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.

         Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

         Before requesting an exchange into any other CDC Nvest Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

The investment objectives of the Funds as set forth in their prospectuses are as follows:

Equity Funds:

         Loomis Sayles Growth Fund seeks long-term growth of capital.

         Loomis Sayles International Equity Fund seeks high investment total return through a combination of capital appreciation and current income.

         Loomis Sayles Research Fund seeks to provide long-term growth of capital.

Income Funds:

         Loomis Sayles Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

         Loomis Sayles Limited Term Government and Agency Fund seeks a high current return consistent with preservation of capital.

         Loomis Sayles Strategic Income Fund seeks high current income with a secondary objective of capital growth.

         Loomis Sayles Core Plus Bond Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

         Loomis Sayles High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

         Loomis Sayles Investment Grade Bond Fund seeks high total investment return through a combination of current income and capital appreciation.

Tax Free Income Funds:

         Loomis Sayles Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

         Loomis Sayles Massachusetts Tax Free Income Fund seeks to maintain a high a level of current income exempt from federal and Massachusetts personal income taxes.


As of September 30, 2003, the net assets of the CDC Nvest Funds family totaled approximately $4.7 billion.


Automatic Exchange Plan (Classes A, B and C Shares)


         As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until CIS is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form to establish an Automatic Exchange Plan is available from CIS or your financial representative.

Broker Trading Privileges

         The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Self-Servicing Your Account with CDC Nvest Funds Personal Access Line(R) and Web Site

         CDC Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.cdcnvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. CDC Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling CDC Nvest Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.cdcnvestfunds.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following CDC Nvest Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the CDC Nvest Funds Personal Access Line(R) or Web site at www.cdcnvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

            CDC Nvest Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

         The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

         The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

         You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

      You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

      You agree that CDC Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

      CDC Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and CDC Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly CDC Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

      The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While CDC Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify CDC Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the interne Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

      Any costs incurred in connection with the use of the CDC Nvest Funds Personal Access Line(R) or the CDC Nvest Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly CDC Nvest Funds makes no warranties concerning the availability of Internet services or network availability.

      CDC Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING CDC NVEST FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to CDC Nvest Funds should be sent to:

         CDC Nvest Funds
         P. O. Box 219579
         Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

                                   REDEMPTIONS

         The procedures for redemption of shares of a Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Classes A, B and C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

         To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

         Class B shares purchased prior to May 1, 1997 are not subject to a CDSC on redemption.

         Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file.

         If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which is available at www.cdcnvestfunds.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check

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marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to CIS or your investment dealer a completed Service Options Form, which may require a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. CIS, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, if may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

         Check writing is available on Class A shares of Limited Term Government and Agency Fund and Massachusetts Fund. To elect check writing for your account, select the check writing option on your application and complete the attached signature card. To add check writing to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The check writing privilege does not apply to shares for which you have requested share certificates to be issued. Check writing is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. Limited Term Government and Agency Fund, Massachusetts Fund and the Distributor are in no way responsible for any check writing account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.


         The redemption price will be the net asset value per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).


         The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

         The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

         The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

         A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of CDC Nvest Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

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         In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

         The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Small Account Policy

         When your account falls below a set minimum as determined by the Board of Trustees from time to time, the Fund may charge you a fee in the amount of $20. You will have 30 days after being notified of the Fund's intention to charge you a fee to increase your account to the set minimum. This does not apply to certain qualified retirement plans. The Fund will impose this fee by selling the number of shares from your account necessary to pay the fee. The Funds also reserve the right to close your account and send you the proceeds if the balance in your account below a set minimum as determined by the Board of Trustees.


Reinstatement Privilege (Class A shares only)

         The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.


         Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.



                             PERFORMANCE INFORMATION

Yield and Total Return



         Each Fund may advertise the yield of each class of its shares. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the

Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Classes A, B and C shares.


         Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

         Each of the Tax Free Funds may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax-exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket. To see the taxable equivalent yield calculation charts for these Funds, see the section entitled "Miscellaneous Investment Practices."

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.










           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

         As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

         Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to CDC Nvest Funds. In order for a change to be in effect for any dividend or distribution, it must be received by CDC Nvest Funds on or before the record date for such dividend or distribution.

         If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

         Taxation of Funds. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions. If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

         Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

         Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than "exempt-interest dividends" paid by the Municipal Income and Massachusetts Funds, as described in the relevant Prospectuses). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared.

         Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

         In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)

(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

         In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

         If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the tax basis in a shareholder's shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

         Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

         Exempt-Interest Dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

         Investors may not deduct part or all of the interest on indebtedness, if any, incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Massachusetts and Municipal Income Funds. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholders that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed Funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         Passive Foreign Investment Companies. Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund may elect to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

         Foreign Taxes. Funds investing in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. Each Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.

         Foreign Currency Transactions. Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Financial Products. A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

         Certain of each Fund's hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Securities issued or purchased at a discount. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income net yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         Real Estate Investment Trusts ("REITs"). A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

         Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize

UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

         Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

         Other Tax Matters. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).

         Under tax legislation enacted by the Massachusetts Legislature in 2002, capital gains realized on capital assets held for more than one year will be subject to a single rate of tax rather than a graduated schedule, as provided under prior law. Accordingly, Fund distributions deriving from such gains will be taxable to you based on the single rate.

         If a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                              FINANCIAL STATEMENTS


         The financial statements of the Funds and the related reports of independent auditors included in the Funds' Annual Reports for the year ended September 30, 2003 are incorporated herein by reference. The financial statements and financial highlights for these Funds included in their 2003 Annual Reports for the year ended September 30, 2003 are incorporated by reference to such reports. The Fund's annual reports are available upon request and without charge. Each Fund will send a single copy of its annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at (800) 225-5478 or by writing to the Distributor at: CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street,

Boston, Massachusetts 02116. The annual and semi-annual reports are also available on-line at the SEC's website, at www.sec.gov.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


       Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.


Moody's Investors Service, Inc.

       Corporate and Municipal Bond Ratings

       Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

       A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

       Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

       Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

       Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

       Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

       Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

       Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

       PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

       PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

       NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

       Issue Credit Rating Definitions

       A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

       Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

       Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

       Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

       The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

       Investment Grade

       AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

       AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       Speculative Grade

       Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

       BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

       CCC: An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

       CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

       C: A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

       CI: The rating CI is reserved for income bonds on which no interest is being paid. D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

       Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

       Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

       r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

       The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

       Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

       Commercial Paper Rating Definitions

       A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

       A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

       A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

       A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                             CDC NVEST FUNDS TRUST I
                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

(a)               Articles of Incorporation.

     (1) The Registrant's Second Amended and Restated Agreement and Declaration of Trust dated April 25, 2002 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to Post Effective Amendment ("PEA") No. 51 to the initial registration statement ("Registration Statement") filed on April 29, 2002.


     (2) Amendment No. 1 dated February 28, 2003 to the Agreement and Declaration is incorporated by reference to exhibit (a)(2) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (3) Amendment No. 2 dated May 16, 2003 to the Agreement and Declaration is incorporated by reference to exhibit (a)(3) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (4) Amendment No. 3 dated August 22, 2003 to the Agreement and Declaration is incorporated by reference to exhibit (a)(4) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (5) Amendment No. 4 dated August 22, 2003 to the Agreement and Declaration is incorporated by reference to exhibit (a)(5) to PEA No. 54 to the Registration Statement filed on November 28, 2003.


(b)               By-Laws.

     (1) The Registrant's By-laws (the "By-laws") are incorporated by reference to exhibit 2(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (2)          Amendment to the By-laws is incorporated by reference to
                  exhibit 2(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (3) Amendment to the By-laws dated August 23, 2002 is incorporated by reference to exhibit (b)(3) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

(c)               Instruments Defining Rights of Security Holders.


                  Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 51 to Registration Statement filed on April 29, 2002 and to exhibit (a)(2), (a)(3), (a)(4) and (a)(5) to PEA No. 54 to the Registration Statement filed on November 28, 2003.


(d)               Investment Advisory Contracts.

     (1) Advisory Agreement dated October 30, 2000 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1) to PEA No.

                  43 to the Registration Statement filed on February 27, 2001.

     (2)  (i)     Advisory Agreement dated October 30, 2000 between Registrant on behalf of Westpeak Capital Growth Fund and CDC IXIS Asset
                  Management Advisers, L.P. ("CDC IXIS Advisers") is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


          (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (iii) Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (iv) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (v) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star International Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (vi) Advisory Agreement dated September 1, 2003 between Registrant on behalf of Loomis Sayles Government Securities Fund and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is filed herewith.

          (vii) Advisory Agreement dated September 1, 2003 between Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Loomis Sayles is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

          (viii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (ix) Advisory Agreement dated November 19, 2001 between Registrant on behalf of CDC Nvest Star Growth Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xv) to PEA No. 49 to the Registration Statement filed on December 3, 2001.


     (3)  (i)     Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Westpeak Capital Growth Fund, CDC IXIS Advisers and Westpeak Global Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (ii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit
                  (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (iii) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (iv) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit
                  (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (v) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Adviser and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (vi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit
                  (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (vii) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (viii) Sub-advisory Agreement dated September 1, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Fund Asset Management, L.P. doing business as Mercury Advisors ("Mercury") is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

          (ix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit
                  (d)(3)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (x) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit
                  (d)(3)(xiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson") is incorporated by reference to exhibit (d)(3)(xv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit (d)(3)(xvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star International Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star International Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xx) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xv) Sub-advisory Agreement dated March 1, 2002 among Registrant on behalf of CDC Nvest Star International Fund, CDC IXIS Advisers and Hansberger Global Investors, Inc. ("Hansberger") is incorporated by reference to exhibit (d)(3)(xviii) to PEA No. 51 to the Registration Statement filed on April 29, 2002.

          (xvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit
                  (d)(3)(xxvi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xvii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit
                  (d)(3)(xxvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xviii) Sub-advisory Agreement dated September 1, 2002 among
                  Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Salomon Brothers Asset Management Inc. ("Salomon Brothers") is incorporated by reference to exhibit
                  (d)(3)(xxv) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

          (xix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and RS Investment Management, L.P. ("RSIM") is incorporated by reference to exhibit (d)(3)(xxix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xx) Sub-advisory Agreement dated November 19, 2001 among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit
                  (d)(3)(xxix) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

          (xxi) Sub-advisory Agreement dated November 19, 2001 among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Vaughan Nelson is incorporated by reference to exhibit (d)(3)(xxx) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

          (xxii) Sub-advisory Agreement dated November 19, 2001 among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and RSIM is incorporated by reference to exhibit
                  (d)(3)(xxxi) to PEA No. 50 to the Registration Statement filed on February 27, 2002.

          (xxiii) Sub-advisory Agreement dated November 19, 2001 among
                  Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Morgan Stanley Investment Management Inc. doing business as Miller Anderson ("Miller Anderson") is incorporated by reference to exhibit (d)(3)(xxxii) to PEA No. 49 to the Registration Statement filed on December 3, 2001.


(e)               Underwriting Contracts.

     (1) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (2) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Westpeak Capital Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                  (e)(2) to PEA No. 53 to the Registration Statement filed on April 29, 2003.


     (3) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                  (e)(5) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (4) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (5) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CDC Nvest Star International Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                  (e)(7) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (6) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Loomis Sayles Government Securities Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (7) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Loomis Sayles Core Plus Bond Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                  (e)(10) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (8) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                  (e)(12) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (9) Distribution Agreement dated March 3, 2003 between Registrant on behalf of

                  CDC Nvest Star Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(14) to PEA No. 53 to the Registration Statement filed on April 29, 2003.


     (10) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.


(f)               Bonus or Profit Sharing Contracts.

                  None.

(g)               Custodian Agreements.

     (1) Custodian Agreement dated May 1, 2002 between the Registrant and Investors Bank & Trust ("IBT") is incorporated by reference to exhibit (g)(1) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

     (2) Delegation Agreement dated May 1, 2002 between the Registrant and IBT is incorporated by reference to exhibit (g)(2) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

(h)               Other Material Contracts.

     (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant on behalf of its respective series, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, Cash Management Trust Money Market Series, Tax Exempt Money Market Trust and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit h(1) to PEA No. 42 to the Registration Statement filed on April 27, 2000.


     (2) First Addendum dated September 12, 2003 to Transfer Agency and Service Agreement is incorporated by reference to exhibit
                  (h)(2) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (3) Second Addendum dated January 1, 2004 to the Transfer Agency and Service Agreement is filed herewith.

     (4) Securities Lending Agency Agreement dated May 1, 2002 between IBT and the Registrant and its Series enumerated on schedule C thereto is incorporated by reference to exhibit (h)(2) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

     (5) CDC IXIS Advisers Fee Waiver/Reimbursement Undertakings dated April 30, 2003 between CDC IXIS Advisers and the Registrant on behalf of its series enumerated in such undertaking is incorporated by reference to exhibit (h)(3) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (6) CDC IXIS Advisers Fee Waiver/Reimbursement Undertakings dated August 1, 2003 between CDC IXIS Advisers and the Registrant on behalf of its series enumerated in such undertaking is incroporated by reference to exhibit (h)(5) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (7) Administrative Services Agreement dated October 1, 2003 between Registrant on behalf of its respective series, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, Cash Management Trust Money Market Series, Tax Exempt Money

                  Market Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and CIS is incorporated by reference to exhibit (h)(6) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (8) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among CDC Nvest Companies Trust I and CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Cash Management Trust and Loomis Sayles Funds I and Registrant is incorporated by reference to exhibit
                  (h)(7) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (9) Advisory Administration Agreement dated September 1, 2003 between Registrant, with respect to Loomis Sayles Government Securities Fund, and CDC IXIS Advisers is incorporated by reference to exhibit (h)(8) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (10) Advisory Administration Agreement dated September 1, 2003 between Registrant, with respect to Loomis Sayles Core Plus Bond Fund, and CDC IXIS Advisers is incorporated by reference to exhibit (h)(9) to PEA No. 54 to the Registration Statement filed on November 28, 2003.


(i)               Legal Opinion.

     (1) Opinion and consent of counsel relating to the Registrant's CDC Nvest Government Securities Fund is incorporated by reference to PEA No. 35 to the Registration Statement filed on April 18, 1997.

     (2) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

     (3) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Advisers Fund is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

     (4) Opinion and consent of counsel relating to the Registrant's CDC Nvest Strategic Income Fund is incorporated by reference to PEA No. 28 to the Registration Statement filed on October 13, 1995.

     (5) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (6) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (7) Opinion and consent of counsel relating to the Registrant's CDC Nvest Large Cap Growth Fund and CDC Nvest Star Growth Fund is incorporated by reference to exhibit (i)(7) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(j)               Other Opinions.


                  Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)               Omitted Financial Statements

                  Not applicable.

(l)               Initial Capital Agreements.

                  Not applicable.

(m)               Rule 12b-1 Plan.

     (1)  (a)     Rule 12b-1 Plan for class A shares of CGM Advisor Targeted
                  Equity Fund is incorporated by reference to exhibit m(1)(a) to PEA No. 44 to the Registration Statement filed on April 30,
                  2001.

          (b) Rule 12b-1 Plan for class B shares of CDC Nvest Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for class C shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit m(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (2)  (a)     Rule 12b-1 Plan for class A shares of Westpeak Capital Growth
                  Fund is incorporated by reference to exhibit m(2)(a) to PEA
                  No. 44 to the Registration Statement filed on April 30, 2001.

          (b) Rule 12b-1 Plan for class B shares of Westpeak Capital Growth Fund is incorporated by reference to exhibit (m)(2)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for class C shares of Westpeak Capital Growth Fund is incorporated by reference to exhibit m(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


     (3)  (a)     Rule 12b-1 Plan for class A shares of CDC Nvest Star Advisers
                  Fund is incorporated by reference to exhibit m(5)(a) to PEA
                  No. 44 to the Registration Statement filed on April 30, 2001.


          (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit (m)(5)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(c) to PEA No. 44 to the Registration

                  Statement filed on April 30, 2001.


     (4)  (a)     Rule 12b-1 Plan for class A shares of CDC Nvest Star Value
                  Fund is incorporated by reference to exhibit m(6)(a) to PEA
                  No. 44 to the Registration Statement filed on April 30, 2001.


          (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit (m)(6)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


     (5)  (a)     Rule 12b-1 Plan for class A shares of CDC Nvest Star
                  International Fund is incorporated by reference to exhibit m(7)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


          (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star International Fund is incorporated by reference to exhibit
                  (m)(7)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star International Fund is incorporated by reference to exhibit m(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


     (6)  (a)     Rule 12b-1 Plan for class A shares of Loomis Sayles Government
                  Securities Fund is incorporated by reference to exhibit m(8)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


          (b) Rule 12b-1 Plan for class B shares of Loomis Sayles Government Securities Fund is incorporated by reference to exhibit
                  (m)(8)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.


     (7)  (a)     Rule 12b-1 Plan for class A shares of Loomis Sayles Core Plus
                  Fund is incorporated by reference to exhibit m(10)(a) to PEA
                  No. 44 to the Registration Statement filed on April 30, 2001.


          (b) Rule 12b-1 Plan for class B shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for class C shares of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit m(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


     (8)  (a)     Rule 12b-1 Plan for class A shares of CDC Nvest Star Small Cap
                  Fund is incorporated by reference to exhibit m(12)(a) to PEA
                  No. 44 to the Registration Statement filed on April 30, 2001.


          (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (9)  (a)     Rule 12b-1 Plan for class A shares of CDC Nvest Star Growth
                  Fund is incorporated by reference to exhibit m(15)(a) to PEA
                  No. 46 to the Registration Statement filed on October 12,
                  2001.

          (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Growth Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 54 to the Registration Statement filed on November 28, 2003.


          (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Growth Fund is incorporated by reference to exhibit m(15)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(n)               Rule 18f-3 Plan


                  Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended, effective February 2004 is filed herewith.


(p)               Code of Ethics.


     (1) Code of Ethics of Registrant dated August 22, 2003 is incorporated by reference to exhibit (p)(1) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (2) Code of Ethics dated July 1, 2003 for CDC IXIS Advisers and CDC IXIS Distributors is incorporated by reference to exhibit
                  (p)(2) to PEA No. 54 to the Registration Statement filed on November 28, 2003.


     (3) Code of Ethics dated March 1, 2000 of Capital Growth Management Limited Partnership is incorporated by reference to exhibit p(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (4) Code of Ethics dated May 11, 2000 of Westpeak is incorporated by reference to exhibit p(4) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (5) Code of Ethics dated January 14, 2000 as amended January 1, 2003 of Loomis Sayles is incorporated by reference to exhibit
                  (p)(5) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (6) Code of Ethics dated January 31, 2002 of Harris Associates is incorporated by reference to exhibit (p)(6) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

     (7) Code of Ethics dated April 20, 2001 of Vaughan Nelson is incorporated by reference to exhibit (p)(8) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

     (8) Code of Ethics dated July 1, 2000 as amended March 8, 2001 of RSIM is incorporated by reference to exhibit (p)(9) to PEA No. 46 to the Registration Statement filed on October 12, 2001

     (9) Code of Ethics dated January 2002 for Mercury is incorporated by reference to exhibit (p)(10) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

     (10) Code of Ethics dated August 16, 2002 for Miller Anderson is incorporated by reference to exhibit (p)(11) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

     (11) Code of Ethics dated February 1, 2001 for Hansberger is incorporated by reference to exhibit (p)(13) to PEA No. 50 to the Registration Statement filed on February 27, 2002.

     (12) Code of Ethics dated March 15, 2000 for Salomon Brothers is incorporated by reference to exhibit (p)(13) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

(q)               Powers of Attorney


                  Power of Attorney for Joseph Alaimo, Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Paul
                  G. Chenault, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Peter S. Voss and Pendleton P. White is incorporated by reference to exhibit (q) to PEA No. 54 to the Registration Statement filed on November 28, 2003.


Item 24.  Persons Controlled by or Under Common Control with the Registrant


     The Registrant is not aware of any person controlled or under common control with any of its series.

     As of January 2, 2004, the persons listed below owned 25% or more of outstanding voting securities of a Fund of the Registrant and thus may be deemed to "control" the Fund within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:

Fund                         Entity, State of Organization  Ownership
---------------------------  -----------------------------  ---------
Loomis Core Plus Bond Fund*  Charles Schwab & Co. Inc.          34.71%
                             Attn Mutual Fund Dept
                             101 Montgomery St
                             San Francisco, CA 94104-4122


* Such ownership may be beneficially held by individuals or entities other than the owner listed.


     As of January 2, 2004, there were no persons that own 25% or more of the outstanding voting securities of Westpeak Capital Growth Fund, Loomis Sayles Government Securities Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Growth Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star International Fund, and CGM Advisor Targeted Equity Fund, each a series of the Registrant.


Item 25.  Indemnification

     Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the PEA No. 32 to the Registration Statement filed on July 30, 1996 as exhibit 2(a) and is incorporated by reference.

     The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser


(a) Loomis Sayles, adviser of the Registrant's Loomis Sayles Core Plus Bond Fund, Loomis Sayles Government Securities Fund and subadviser of the Registrant's CDC Nvest Star Value Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, and CDC Nvest Star Worldwide Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.


     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170; IARD/CRD No. 105377).

(b) CGM, adviser of the Registrant's CGM Advisor Targeted Equity Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of CGM during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935; IARD/CRD No. 105268).

(c) Westpeak serves as subadviser to the Registrant's Westpeak Capital Growth Fund, CDC Nvest Star

     Value Fund and CDC Nvest Star Growth Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

     The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Westpeak during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554; IARD/CRD No. 106769).

(d) CDC IXIS Advisers, a wholly owned subsidiary CDC IXIS Asset Management North America, L.P. serves as investment adviser to all the series of the Registrant except CGM Advisor Targeted Equity Fund, Loomis Sayles Core Plus Bond Fund and Loomis Sayles Government Securities Fund. CDC IXIS Advisers was organized in 1995.

     The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of CDC IXIS Advisers during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CDC IXIS Advisers pursuant to the Advisers Act (SEC File No. 801-48408; IARD/CRD No. 106800).

(e) Salomon Brothers serves as subadviser to the Registrant's CDC Nvest Star Small Cap Fund.

     This list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Salomon Brothers during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Salomon Brothers pursuant to the Advisers Act (SEC File No. 801-32046; IARD/CRD No. 106070).

(f) Harris Associates serves as a subadviser to the Registrant's CDC Nvest Star Advisers Fund, CDC Nvest Star International Fund, CDC Nvest Star Value Fund and CDC Nvest Star Small Cap Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

     The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(g) RSIM, a subadviser to the Registrant's CDC Nvest Star Small Cap Fund and CDC Nvest Star Growth Fund, provides investment advice to various clients including public mutual funds, private limited partnerships and separate accounts.

     The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of RSIM during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by RSIM pursuant to the Advisers Act (SEC File No. 801-44125; IARD/CRD No. 106636).

(h) Vaughan Nelson subadviser to Registrant's CDC Nvest Star Value Fund and CDC Nvest Star Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

(i)  Mercury serves as subadviser to Registrant's CDC Nvest Star Advisers Fund.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Mercury during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Mercury pursuant to the Advisers Act (File No. 801-12485; IARD/CRD No. 109798).

(j) Miller Anderson serves as subadviser to Registrant's CDC Nvest Star Growth Fund.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Miller Anderson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Miller Anderson pursuant to the Advisers Act (File No. 801-10437; IARD/CRD No. 110353).

(k) Hansberger serves as subadviser to Registrant's CDC Nvest Star International Fund.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Hansberger during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Hansberger pursuant to the Advisers Act (File No. 801-46059; IARD/CRD No. 106039).

Item 27.  Principal Underwriter

          (a) CDC IXIS Asset Management Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:



          CDC Nvest Cash Management Trust
          CDC Nvest Funds Trust II
          CDC Nvest Funds Trust III
          CDC Nvest Companies Trust I
          Loomis Sayles Funds I
          Loomis Sayles Funds II

(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                                                               Positions and
                                 Positions and Offices          Offices with
           Name                with Principal Underwriter       Registrant
--------------------------------------------------------------------------------

CDC IXIS Asset Management    General Partner                None
Distribution Corporation

John T. Hailer               President and Chief Executive  President, Chief
                             Officer                        Executive Officer
                                                            and Trustee

John E. Pelletier            Senior Vice President,         Secretary and Clerk
                             General Counsel, Secretary
                             and Clerk

Scott E. Wennerholm          Senior Vice President,         None
                             Treasurer, Chief Financial
                             Officer, and Chief Operating
                             Officer

Coleen Downs Dinneen         Vice President, Deputy         Assistant Secretary
                             General Counsel, Assistant
                             Secretary and Assistant Clerk

Beatriz Pina Smith           Vice President, Assistant      None
                             Treasurer and Controller

Anthony Loureiro             Vice President and Chief       None
                             Compliance Officer

Jeff Coron                   Senior Vice President          None


Joanne Kane                  Anti-Money Laundering          None
                             Compliance Officer


Doug Keith                   Senior Vice President          None

Robert Krantz                Senior Vice President          None

Frank S. Maselli             Senior Vice President          None

Curt Overway                 Senior Vice President          None

Matt Witkos                  Senior Vice President          None

Sharon Wratchford            Senior Vice President          None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)  Not applicable.

Item 28.  Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)  For all series of Registrant:

     (i)   CDC Nvest Funds Trust I
           399 Boylston Street
           Boston, MA 02116

     (ii)  CDC IXIS Asset Management Services, Inc.
           399 Boylston Street
           Boston, Massachusetts 02116

     (iii) CDC IXIS Asset Management Distributors, L.P.
           399 Boylston Street
           Boston, Massachusetts 02116

     (iv)  CDC IXIS Asset Management Advisers, L.P.
           399 Boylston Street
           Boston, Massachusetts 02116

          (excluding Targeted Equity Fund)

     (v)  Investors Bank and Trust Company
          200 Clarendon Street
          Boston, MA 02116

     (vi) State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110

(b)  For CDC Nvest Targeted Equity Fund:
          Capital Growth Management Limited Partnership
          One International Place
          Boston, Massachusetts 02110

(c)  For the series of the Registrant managed by Harris Associates:
          Harris Associates L.P.
          Two North LaSalle Street
          Chicago, Illinois 60602

(d)  For the series of the Registrant managed by Mercury:
          Fund Asset Management, L.P.
          800 Scudders Mill Road
          Plainsboro, New Jersey 08536

(e)  For the series of the Registrant managed by Loomis Sayles:
          Loomis, Sayles & Company, L.P.
          One Financial Center
          Boston, Massachusetts 02111

(f)  For the series of the Registrant managed by Salomon Brothers:
          Salomon Brothers Asset Management Inc.
          399 Park Avenue
          New York, New York 10022

(g)  For the series of the Registrant managed by RSIM:
          RS Investment Management
          555 California Street
          San Francisco, California 94101

(h)  For the series of the Registrant managed by Vaughan Nelson:

          Vaughan Nelson Investment Management, L.P.

          600 Travis
          Suite 6300
          Houston, Texas 77002

(i)  For the series of the Registrant managed by Westpeak Global Advisers, L.P.:
          Westpeak Global Advisers, L.P.
          1011 Walnut Street
          Boulder, Colorado 80302

(j)  For the series of the Registrant managed by Miller Anderson:

          Morgan Stanley Investment Management Inc.
          One Tower Bridge, West
          Conshohocken, Pennsylvania 19428

(k)  For the series of the Registrant managed by Hansberger:
          Hansberger Global Investors, Inc.
          515 East Las Olas Boulevard, Suite 1300
          Fort Lauderdale, Florida 33301

Item 29.  Management Services

          None.

Item 30.  Undertakings

     (a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                             CDC NVEST FUNDS TRUST I
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment ("PEA") No. 55 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this PEA No. 55 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 28th day of January, 2004.

                                        CDC NVEST FUNDS TRUST I


                                        By:  /s/ John T. Hailer
                                           -------------------------------------
                                             John T. Hailer
                                             Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                    Title                      Date
---------------------------  -------------------------  -----------------


/s/ Nicholas H. Palmerino
---------------------------  Treasurer                  January 28, 2004
Nicholas H. Palmerino


/s/ PETER S. VOSS*
---------------------------  Chairman of the Board;     January 28, 2004
Peter S. Voss                Trustee


/s/ GRAHAM T. ALLISON, JR.*
---------------------------  Trustee                    January 28, 2004
Graham T. Allison, Jr.


/s/ EDWARD A. BENJAMIN*
---------------------------  Trustee                    January 28, 2004
Edward A. Benjamin


/s/ ROBERT J. BLANDING*
---------------------------  Trustee                    January 28, 2004
Robert J. Blanding


/s/ DANIEL M. CAIN*
---------------------------  Trustee                    January 28, 2004
Daniel M. Cain


/s/ PAUL G. CHENAULT*
---------------------------  Trustee                    January 28, 2004
Paul G. Chenault


/s/ KENNETH J. COWAN*
---------------------------  Trustee                    January 28, 2004
Kenneth J. Cowan


/s/ RICHARD DARMAN*
---------------------------  Trustee                    January 28, 2004
Richard Darman


/s/ John T. Hailer
---------------------------  Trustee, President, Chief  January 28, 2004
John T. Hailer               Executive Officer

/s/ SANDRA O. MOOSE*
---------------------------  Trustee                    January 28, 2004
Sandra O. Moose


/s/ JOHN A. SHANE*
---------------------------  Trustee                    January 28, 2004
John A. Shane




                                        *By: /s/ John E. Pelletier
                                            ------------------------------------
                                             John E. Pelletier
                                             Attorney-In-Fact**
                                             January 28, 2004



** Powers of Attorney are incorporated by reference to exhibit (q) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

                             CDC Nvest Funds Trust I

                                  Exhibit Index

                        Exhibits for Item 23 of Form N-1A

Exhibit       Exhibit Description
-------       --------------------------------------------------------

(e)(10)       Form of Dealer Agreement
(h)(3)        Second Addendum to Transfer Agency and Service Agreement
(j)           PWC consent
(n)           Rule 18f-3 Plan